                                                     ---------------------------
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                                                     ---------------------------
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                                                      hours per response:  10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number                 811-07452
                                  ----------------------------------------------


                          AIM Variable Insurance Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


      Philip A. Taylor  11 Greenway Plaza, Suite 100  Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:       (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:        12/31
                        -------------------

Date of reporting period:      3/31/07
                         ------------------

Item 1.  Schedule of Investments.

                          AIM V.I. BASIC BALANCED FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   VIBBA-QTR-1 3/07   A I M Advisors, Inc.

AIM V.I. Basic Balanced Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS-64.83%
ADVERTISING-3.80%
Interpublic Group of Cos., Inc. (The) (a)               137,432   $    1,691,788
Omnicom Group Inc.                                       15,644        1,601,633
                                                                  --------------
                                                                       3,293,421
                                                                  --------------
AEROSPACE & DEFENSE-0.34%
Honeywell International Inc.                              6,332          291,652
                                                                  --------------
APPAREL RETAIL-0.91%
Gap, Inc. (The)                                          46,023          792,056
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS-1.29%
Bank of New York Co., Inc. (The)                         27,576        1,118,207
                                                                  --------------
BREWERS-1.88%
Molson Coors Brewing Co. -Class B                        17,241        1,631,343
                                                                  --------------
BUILDING PRODUCTS-0.73%
American Standard Cos. Inc.                              12,006          636,558
                                                                  --------------
COMPUTER HARDWARE-2.26%
Dell Inc. (a)                                            84,521        1,961,732
                                                                  --------------
CONSTRUCTION MATERIALS-1.92%
Cemex S.A. de C.V. -ADR (Mexico)(a)                      50,796        1,663,569
                                                                  --------------
CONSUMER ELECTRONICS-0.82%
Koninklijke (Royal) Philips Electronics
   N.V. -New York Shares
   (Netherlands)                                          7,464          284,378
Sony Corp. -ADR (Japan)                                   8,403          424,268
                                                                  --------------
                                                                         708,646
                                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES-3.03%
First Data Corp.                                         62,306        1,676,031
Western Union Co.                                        43,200          948,240
                                                                  --------------
                                                                       2,624,271
                                                                  --------------
EDUCATION SERVICES-1.19%
Apollo Group, Inc. -Class A (a)                          23,500        1,031,650
                                                                  --------------
ENVIRONMENTAL & FACILITIES
   SERVICES-1.13%
Waste Management, Inc.                                   28,550          982,406
                                                                  --------------
FOOD RETAIL-0.53%
Kroger Co. (The)                                         16,103          454,910
                                                                  --------------
GENERAL MERCHANDISE STORES-1.88%
Target Corp.                                             27,445        1,626,391
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
HEALTH CARE DISTRIBUTORS-2.65%
Cardinal Health, Inc.                                    31,510   $    2,298,654
                                                                  --------------
HEALTH CARE EQUIPMENT-0.94%
Baxter International Inc.                                15,522          817,544
                                                                  --------------
HOME IMPROVEMENT RETAIL-1.26%
Home Depot, Inc. (The)                                   29,778        1,094,044
                                                                  --------------
INDUSTRIAL CONGLOMERATES-4.15%
General Electric Co.                                     38,433        1,358,991
Tyco International Ltd.                                  70,944        2,238,283
                                                                  --------------
                                                                       3,597,274
                                                                  --------------
INDUSTRIAL MACHINERY-1.27%
Illinois Tool Works Inc.                                 21,359        1,102,124
                                                                  --------------
INSURANCE BROKERS-0.38%
Marsh & McLennan Cos., Inc.                              11,250          329,513
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-
   2.53%
Merrill Lynch & Co., Inc.                                13,097        1,069,632
Morgan Stanley                                           14,272        1,124,063
                                                                  --------------
                                                                       2,193,695
                                                                  --------------
MANAGED HEALTH CARE-2.62%
UnitedHealth Group Inc.                                  42,903        2,272,572
                                                                  --------------
MOVIES & ENTERTAINMENT-1.57%
Walt Disney Co. (The)                                    39,433        1,357,678
                                                                  --------------
MULTI-LINE INSURANCE-1.16%
American International Group, Inc.                        8,429          566,597
Hartford Financial Services Group, Inc.
   (The)                                                  4,576          437,374
                                                                  --------------
                                                                       1,003,971
                                                                  --------------
OIL & GAS DRILLING-1.63%
Transocean Inc. (a)                                      17,306        1,413,900
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-
   3.27%
Halliburton Co.                                          47,331        1,502,286
Schlumberger Ltd.                                        19,234        1,329,069
                                                                  --------------
                                                                       2,831,355
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-4.50%
Citigroup Inc.                                           36,106        1,853,682
JPMorgan Chase & Co.                                     42,415        2,052,038
                                                                  --------------
                                                                       3,905,720
                                                                  --------------
PACKAGED FOODS & MEATS-1.30%
Unilever N.V. (Netherlands)(b)                           38,769        1,131,051
                                                                  --------------

AIM V.I. Basic Balanced Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
PHARMACEUTICALS-4.69%
Pfizer Inc.                                              49,158   $    1,241,731
                                                                  --------------
Sanofi-Aventis  (France)(b)                              15,711        1,368,001
Wyeth                                                    29,150        1,458,375
                                                                  --------------
                                                                       4,068,107
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-
   1.36%
ACE Ltd.                                                 20,620        1,176,577
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-1.09%
KLA-Tencor Corp.                                         17,693          943,391
                                                                  --------------
SYSTEMS SOFTWARE-3.57%
CA Inc.                                                  68,726        1,780,691
Microsoft Corp.                                          47,243        1,316,662
                                                                  --------------
                                                                       3,097,353
                                                                  --------------
THRIFTS & MORTGAGE FINANCE-1.96%
Fannie Mae                                               31,180        1,701,804
                                                                  --------------
WIRELESS TELECOMMUNICATION
   SERVICES-1.22%
Sprint Nextel Corp.                                      55,776        1,057,513
                                                                  --------------
      Total Common Stocks & Other Equity
         Interests
         (Cost $44,859,413)                                           56,210,652
                                                                  --------------

                                                      PRINCIPAL
                                                       AMOUNT
                                                     ----------
BONDS & NOTES-24.97%
AEROSPACE & DEFENSE-0.46%
Precision Castparts Corp., Unsec.
   Notes, 6.75%, 12/15/07(c)                         $  230,000          232,031
                                                                  --------------
Systems 2001 Asset Trust LLC (United
   Kingdom)-Series 2001, Class G, Pass
   Through Ctfs., (INS-MBIA Insurance
   Corp.) 6.66%, 09/15/13 (Acquired
   02/09/05-10/27/05; Cost
   $177,816)(c)(d)(e)                                   161,340          170,158
                                                                  --------------
                                                                         402,189
                                                                  --------------
AGRICULTURAL PRODUCTS-0.37%
Corn Products International Inc., Sr.
   Unsec. Notes, 8.25%, 07/15/07(c)                     320,000          322,291
                                                                  --------------
APPAREL RETAIL-0.09%
Gap Inc. (The), Unsec. Notes, 6.90%,
   09/15/07(c)                                           80,000           80,500
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS-0.30%
Bank of New York Co. Inc. (The), Sr.
   Unsec. Sub. Notes, 4.25%,
   09/04/12(c)(f)                                        35,000           34,870
                                                                  --------------
Mellon Capital II-Series B, Jr. Unsec.
   Gtd. Sub. Trust Pfd. Capital
   Securities, 8.00%, 01/15/27(c)                       125,000          130,501
                                                                  --------------

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
ASSET MANAGEMENT & CUSTODY BANKS-(CONTINUED)
Nuveen Investments, Inc., Sr.
   Unsec. Sub. Notes, 5.50%,
   09/15/15(c)                                       $   65,000   $       63,817
                                                                  --------------
Tokai Preferred Capital Co. LLC-
   Series A, Bonds, 9.98%,
   12/30/49 (Acquired 01/29/07;
   Cost $26,389)(c)(d)(f)                                25,000           26,369
                                                                  --------------
                                                                         255,557
                                                                  --------------
AUTOMOBILE MANUFACTURERS-0.31%
DaimlerChrysler N.A. Holding
   Corp.-Series E, Unsec. Gtd.
   Unsub. Floating Rate Medium
   Term Notes, 5.89%, 10/31/08(c)(f)                    270,000          271,478
                                                                  --------------
BROADCASTING & CABLE TV-1.06%
CBS Corp., Sr. Unsec. Gtd. Global
   Notes, 5.63%, 05/01/07(c)                            400,000          400,040
Comcast Cable Communications Holdings Inc.,
   Unsec. Global Notes,
   9.46%, 11/15/22(c)                                   167,000          217,845
   Unsec. Gtd. Unsub. Global Notes,
   8.38%, 05/01/07(c)                                    50,000           50,107
Comcast Holdings Corp., Sr. Sub. Deb.,
   10.63%, 07/15/12(c)                                  130,000          158,567
Hearst-Argyle Television Inc., Sr.
   Unsec. Unsub. Notes, 7.00%,
   11/15/07(c)                                           90,000           90,697
                                                                  --------------
                                                                         917,256
                                                                  --------------
BUILDING PRODUCTS-0.08%
Masco Corp., Unsec. Notes, 4.63%,
   08/15/07(c)                                           70,000           69,791
                                                                  --------------
CASINOS & GAMING-0.36%
Harrah's Operating Co., Inc., Sr.
   Unsec. Gtd. Global Notes,
   7.13%, 06/01/07(c)                                   310,000          311,194
                                                                  --------------
CONSUMER FINANCE-0.42%
Capital One Capital III, Jr. Gtd.
   Sub. Bonds, 7.69%, 08/15/36(c)                        50,000           54,281
Ford Motor Credit Co., Sr. Unsec.
   Notes, 4.95%, 01/15/08(c)                            310,000          306,125
                                                                  --------------
                                                                         360,406
                                                                  --------------
DEPARTMENT STORES-0.48%
JC Penney Corp., Inc.-Series A, Unsec.
   Deb., 8.13%, 04/01/27(c)                             180,000          185,931
May Department Stores Co. (The),
   Unsec. Global Notes, 3.95%,
   07/15/07(c)                                          230,000          228,822
                                                                  --------------
                                                                         414,753
                                                                  --------------
DIVERSIFIED BANKS-1.71%
Bangkok Bank PCL (Hong Kong),
   Unsec. Sub. Notes, 9.03%,
   03/15/29 (Acquired 04/22/05;
   Cost $75,121)(c)(d)                                   60,000           75,708
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Basic Balanced Fund

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
DIVERSIFIED BANKS-(CONTINUED)
BankAmerica Institutional-Series
   A, Gtd. Trust Pfd. Capital
   Securities, 8.07%, 12/31/26
   (Acquired 09/26/06; Cost
   $104,484)(c)(d)                                   $  100,000   $      104,434
                                                                  --------------
BankBoston Capital Trust II-Series
   B, Gtd. Trust Pfd. Capital
   Securities, 7.75%, 12/15/26(c)                       205,000          213,715
Barclays Bank PLC (United Kingdom),
   Floating Rate Global Notes, 4.46%,
   08/08/07 (Acquired 04/06/06; Cost
   $99,481)(c)(d)(f)                                    100,000          100,025
BBVA International Preferred S.A.
   Unipersonal (Spain), Unsec. Gtd.
   Unsub. Notes, 5.92% (Acquired
   03/22/07; Cost $40,000)(c)(d)(f)(g)                   40,000           39,594
Centura Capital Trust I, Gtd. Trust
   Pfd. Capital Securities, 8.85%,
   06/01/27 (Acquired 05/22/03; Cost
   $63,272)(c)(d)                                        50,000           52,542
First Union Institutional Capital I,
   Jr. Unsec. Gtd. Sub. Trust Pfd.
   Bonds, 8.04%, 12/01/26(c)                            100,000          104,391
Lloyds TSB Bank PLC (United
   Kingdom)-Series 1, Unsec. Sub.
   Floating Rate Euro Notes, 5.63%
   (c)(f)(g)                                            130,000          114,306
Mizuho Financial Group Cayman
   Ltd. (Cayman Islands), Gtd. Sub.
   Second Tier Euro Bonds, 8.38%
   (c)(g)                                                30,000           31,719
National Bank of Canada (Canada),
   Floating Rate Euro Deb., 5.56%,
   08/29/87(c)(f)                                        60,000           49,022
National Westminster Bank PLC
   (United Kingdom)-Series B,
   Unsec. Sub. Floating Rate Euro
   Notes, 5.63% (c)(f)(g)                               100,000           86,354
NBD Bank N.A. Michigan, Unsec. Sub.
   Deb., 8.25%, 11/01/24(c)                              50,000           61,731
North Fork Bancorp., Inc., Unsec.
   Sub. Notes, 5.00%, 08/15/12(c)(f)                     54,000           54,399
RBD Capital S.A. (Luxembourg),
   Euro Notes, 6.50%, 08/11/08(c)                       100,000          101,088
RBS Capital Trust III, Jr. Gtd. Sub.
   Trust Pfd. Global Capital
   Securities, 5.51% (c)(f)(g)                           60,000           59,523
Sumitomo Mitsui Banking Corp.
   (Japan), Sub. Second Tier Euro
   Notes, 8.15% (c)(g)                                   90,000           93,072
VTB Capital S.A. (Russia), Sr.
   Floating Rate Notes, 6.10%,
   09/21/07 (Acquired 12/14/05;
   Cost $140,000)(c)(d)(f)                              140,000          140,385
                                                                  --------------
                                                                       1,482,008
                                                                  --------------
DIVERSIFIED CHEMICALS-0.15%
Bayer Corp., Bonds, 6.20%, 02/15/08
   (Acquired 08/01/06; Cost
   $80,562)(c)(d)(f)                                     80,000           80,843
                                                                  --------------

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
DIVERSIFIED CHEMICALS-(CONTINUED)
Hercules Inc., Unsec. Putable Deb.,
   6.60%, 08/01/07(c)                                $   50,000   $       50,210
                                                                  --------------
                                                                         131,053
                                                                  --------------
DIVERSIFIED METALS & MINING-0.10%
Reynolds Metals Co., Medium
   Term Notes, 7.00%, 05/15/09(c)                        87,000           88,639
                                                                  --------------
DIVERSIFIED REIT'S-0.13%
Vornado Realty L.P., Sr. Unsec. Unsub.
   Notes, 5.63%, 06/15/07(c)                            115,000          115,008
                                                                  --------------
ELECTRIC UTILITIES-0.14%
Portland General Electric Co.-
   Series 4, Sec. First Mortgage
   Medium Term Notes, 7.15%,
   06/15/07(c)                                           35,000           35,077
                                                                  --------------
PPL Capital Funding Inc.-Series D,
   Unsec. Gtd. Unsub. Medium
   Term Notes, 8.38%, 06/15/07(c)                        85,000           85,438
                                                                  --------------
                                                                         120,515
                                                                  --------------
ELECTRICAL COMPONENTS &
   EQUIPMENT-0.13%
Thomas & Betts Corp., Medium Term
   Notes, 6.63%, 05/07/08(c)                            110,000          111,018
                                                                  --------------
FOOD RETAIL-0.74%
Safeway Inc.,
   Sr. Unsec. Notes,
   4.80%, 07/16/07(c)                                   530,000          529,004
   7.00%, 09/15/07(c)                                   110,000          110,673
                                                                  --------------
                                                                         639,677
                                                                  --------------
GAS UTILITIES-0.05%
CenterPoint Energy Resources
   Corp., Unsec. Deb., 6.50%,
   02/01/08(c)                                           40,000           40,342
                                                                  --------------
HOTELS, RESORTS & CRUISE LINES-
   0.67%
Carnival Corp., Sr. Unsec. Gtd.
   Global Notes, 3.75%, 11/15/07(c)                      21,000           20,796
                                                                  --------------
Hyatt Equities LLC, Notes, 6.88%,
   06/15/07 (Acquired 02/01/07;
   Cost $50,219)(c)(d)                                   50,000           50,090
                                                                  --------------
Starwood Hotels & Resorts
   Worldwide, Inc., Sr. Gtd. Global
   Notes, 7.38%, 05/01/07(c)                            514,000          513,681
                                                                  --------------
                                                                         584,567
                                                                  --------------
HOUSEWARES & SPECIALTIES-0.05%
Newell Rubbermaid Inc.-Series A,
   Unsec. Unsub. Putable Medium
   Term Notes, 6.35%, 07/15/08(c)(f)                     40,000           40,568
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Basic Balanced Fund

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.22%
TXU Energy Co. LLC, Sr. Unsec.
   Floating Rate Notes, 5.85%,
   09/16/08 (Acquired 03/13/07;
   Cost $190,000)(c)(d)(f)                           $  190,000   $      190,468
                                                                  --------------
INDUSTRIAL MACHINERY-0.08%
IDEX Corp., Sr. Unsec. Notes,
   6.88%, 02/15/08(c)                                    70,000           70,796
                                                                  --------------
INSURANCE BROKERS-0.31%
Marsh & McLennan Cos., Inc.,
   Unsec. Global Bonds, 3.63%,
   02/15/08(c)                                          270,000          265,980
                                                                  --------------
INTEGRATED OIL & GAS-0.47%
ConocoPhillips, Unsec. Deb.,
   7.13%, 03/15/28(c)                                    65,000           67,647
Husky Oil Ltd. (Canada), Yankee
   Bonds, 8.90%, 08/15/28(c)(f)                         325,000          337,594
                                                                  --------------
                                                                         405,241
                                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES-0.99%
Telecom Italia Capital S.A. (Italy),
   Sr. Unsec. Gtd. Global Notes,
   4.00%, 11/15/08(c)                                   140,000          137,164
TELUS Corp. (Canada), Yankee
   Notes, 7.50%, 06/01/07(c)                            410,000          411,250
Verizon Communications Inc., Sr.
   Unsec. Notes, 6.25%, 04/01/37(c)                      60,000           59,866
Verizon New York Inc., Unsec.
   Deb., 7.00%, 12/01/33(c)                              90,000           93,459
Verizon Virginia Inc.-Series A,
   Unsec. Global Deb., 4.63%,
   03/15/13(c)                                          160,000          151,982
                                                                  --------------
                                                                         853,721
                                                                  --------------
INTERNET RETAIL-0.10%
Expedia, Inc., Sr. Unsec. Gtd.
   Putable Global Notes, 7.46%,
   08/15/13(c)                                           80,000           82,978
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-
   0.08%
Jefferies Group, Inc.-Series B, Sr.
   Unsec. Notes, 7.50%, 08/15/07(c)                      30,000           30,231
Merrill Lynch & Co. Inc.-Series C,
   Sr. Unsec. Floating Rate Medium
   Term Notes, 5.69%, 07/21/09(c)(f)                     40,000           40,068
                                                                  --------------
                                                                          70,299
                                                                  --------------
LIFE & HEALTH INSURANCE-1.04%
Prudential Holdings, LLC-Series B,
   Bonds, (INS-Financial Security
   Assurance Inc.) 7.25%, 12/18/23
   (Acquired 01/22/04-02/17/06;
   Cost $329,829)(c)(d)(e)                              280,000          324,831
                                                                  --------------

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
LIFE & HEALTH INSURANCE-(CONTINUED)
Sun Life Canada (U.S.) Capital
   Trust, Gtd. Trust Pfd. Capital
   Securities, 8.53%  (Acquired
   02/13/06-03/19/07; Cost
   $580,807)(c)(d)(g)                                $  550,000   $      574,563
                                                                  --------------
                                                                         899,394
                                                                  --------------
MANAGED HEALTH CARE-0.23%
Cigna Corp., Unsec. Notes, 7.40%,
   05/15/07(c)                                          200,000          200,432
                                                                  --------------
METAL & GLASS CONTAINERS-0.02%
Pactiv Corp., Unsec. Notes, 8.00%,
   04/15/07(c)                                           20,000           20,015
                                                                  --------------
MOVIES & ENTERTAINMENT-0.55%
Historic TW Inc., Notes, 8.18%,
   08/15/07(c)                                          120,000          121,269
News America Inc., Sr. Global
   Notes, 6.63%, 01/09/08(c)                             25,000           25,237
Time Warner Inc., Sr. Unsec. Gtd.
   Global Notes, 6.15%, 05/01/07(c)                     330,000          330,142
                                                                  --------------
                                                                         476,648
                                                                  --------------
MULTI-LINE INSURANCE-0.43%
Liberty Mutual Insurance Co.,
   Notes, 8.20%, 05/04/07
   (Acquired 04/13/06; Cost
   $225,799)(c)(d)                                      220,000          220,480
Unitrin Inc., Sr. Unsec. Notes,
   5.75%, 07/01/07(c)                                   150,000          150,043
                                                                  --------------
                                                                         370,523
                                                                  --------------
MULTI-UTILITIES-1.42%
Ameren Corp., Bonds, 4.26%,
   05/15/07(c)                                          465,000          464,182
Consolidated Edison Co. of New
   York, Inc.-Series 97-B, Unsec.
   Deb., 6.45%, 12/01/07(c)                              30,000           30,219
Consumers Energy Co.-Series A,
   Sr. Sec. Global Notes, 6.38%,
   02/01/08(c)                                           90,000           90,643
Dominion Capital Trust I, Jr.
   Unsec. Gtd. Trust Pfd. Capital
   Securities, 7.83%, 12/01/27(c)                       140,000          146,400
Dominion Resources, Inc.,
   Notes,
   4.13%, 02/15/08(c)                                    40,000           39,580
   -Series D,
   Sr. Floating Rate Notes,
   5.65%, 09/28/07(c)(f)                                135,000          135,110
Duke Energy Indiana, Inc., Unsec.
   Deb., 7.85%, 10/15/07(c)                              40,000           40,483
Sempra Energy, Sr. Notes, 4.62%,
   05/17/07(c)                                           40,000           39,960
Tampa Electric Co., Unsec. Unsub.
   Notes, 5.38%, 08/15/07(c)                            215,000          214,959
TE Products Pipeline Co., Sr.
   Unsec. Notes, 6.45%, 01/15/08(c)                      30,000           30,015
                                                                  --------------
                                                                       1,231,551
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Basic Balanced Fund

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
OIL & GAS EXPLORATION & PRODUCTION-
   0.55%
Pemex Project Funding Master Trust,
   Unsec. Gtd. Unsub. Global Notes,
   5.75%, 12/15/15(c)                                $  165,000   $      165,627
   8.63%, 02/01/22(c)                                   175,000          217,866
Talisman Energy Inc. (Canada), Unsec.
   Unsub. Yankee Deb., 7.13%,
   06/01/07(c)                                           50,000           50,103
Varco International Inc., Sr. Unsec.
   Gtd. Notes, 7.50%, 02/15/08(c)                        45,000           45,770
                                                                  --------------
                                                                         479,366
                                                                  --------------
OIL & GAS REFINING & MARKETING-
   0.11%
Premcor Refining Group Inc.
   (The), Sr. Unsec. Global Notes,,
   9.50%, 02/01/13(c)                                    90,000           96,842
                                                                  --------------
OIL & GAS STORAGE & TRANSPORTATION-
   0.33%
Enterprise Products Operating L.P.-
   Series B, Sr. Unsec. Gtd. Unsub.
   Global Notes, 4.00%, 10/15/07(c)                     180,000          178,724
Texas Eastern Transmission L.P.,
   Sr. Unsec. Unsub. Notes, 5.25%,
   07/15/07(c)                                          110,000          109,912
                                                                  --------------
                                                                         288,636
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-3.39%
BankAmerica Capital II-Series 2,
   Jr. Unsec. Gtd. Sub. Trust Pfd.
   Capital Securities, 8.00%,
   12/15/26(c)                                           80,000           83,490
BankAmerica Capital III, Gtd.
   Floating Rate Trust Pfd. Capital
   Securities, 5.93%, 01/15/27(c)(f)                    137,000          133,467
Barnett Capital II, Gtd. Trust Pfd.
   Capital Securities, 7.95%,
   12/01/26(c)                                          100,000          104,363
General Electric Capital Corp.,
   Unsec. Floating Rate Putable
   Deb., 5.10%, 09/01/07(c)(f)                           55,000           54,578
IBP Finance Co. of Canada, Notes,
   7.45%, 06/01/07 (Acquired
   03/27/07; Cost $280,518)(c)(d)                       280,000          280,703
Mantis Reef Ltd. (Australia),
   Notes, 4.69%, 11/14/08
   (Acquired 08/11/06; Cost
   $195,854)(c)(d)                                      200,000          197,350
Mizuho JGB Investment LLC-
   Series A, Sub. Bonds, 9.87%
   (Acquired 06/16/04-07/28/05;
   Cost $356,092)(c)(d)(f)(g)                           315,000          332,230
NB Capital Trust IV, Jr. Gtd. Sub.
   Trust Pfd. Capital Securities,
   8.25%, 04/15/27(c)                                   460,000          479,725
Pemex Finance Ltd. (Mexico),
   Sr. Unsec. Global Notes,
   8.02%, 05/15/07(c)                                    25,000           25,070
                                                                  --------------

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)
   Series 1999-2, Class A1,
   Global Bonds,
   9.69%, 08/15/09(c)                                $  280,000   $      293,577
Regional Diversified Funding (Cayman
   Islands), Sr. Notes, 9.25%,
   03/15/30 (Acquired 09/22/04; Cost
   $169,578)(c)(d)                                      143,333          161,601
Residential Capital LLC,
   Sr. Unsec. Floating Rate Global Notes,
   6.73%, 06/29/07(c)(f)                                320,000          320,347
   Sr. Unsec. Gtd. Floating Rate Notes,
   5.84%, 06/09/08(c)(f)                                135,000          133,622
Textron Financial Corp.-Series E, Gtd.
   Floating Rate Medium Term Notes,
   7.09%, 12/01/07(c)(f)                                100,000          100,754
Twin Reefs Pass-Through Trust,
   Floating Rate Pass Through Ctfs.,
   6.32%  (Acquired 12/07/04; Cost
   $100,000)(c)(d)(f)(g)                                100,000          100,345
Two-Rock Pass-Through Trust (Bermuda),
   Floating Rate Pass Through Ctfs.,
   6.30%  (Acquired 11/10/06; Cost
   $100,118)(c)(d)(f)(g)                                100,000           98,510
UFJ Finance Aruba AEC (Aruba), Gtd.
   Sub. Second Tier Euro Bonds, 8.75%,
   11/13/49(c)(g)                                        40,000           42,123
                                                                  --------------
                                                                       2,941,855
                                                                  --------------
PAPER PRODUCTS-0.12%
Union Camp Corp., Notes, 6.50%,
   11/15/07(c)                                          105,000          105,589
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-1.68%
CNA Financial Corp.,
   Sr. Unsec. Notes,
   6.45%, 01/15/08(c)                                   185,000          186,411
   6.60%, 12/15/08(c)                                   140,000          142,932
First American Capital Trust I, Gtd.
   Trust Pfd. Capital Securities,
   8.50%, 04/15/12(c)                                   285,000          316,549
North Front Pass-Through Trust, Bonds,
   5.81%, 12/15/24 (Acquired 12/08/04;
   Cost $100,000)(c)(d)(f)                              100,000           98,907
Oil Casualty Insurance Ltd. (Bermuda),
   Unsec. Sub. Deb., 8.00%, 09/15/34
   (Acquired 04/29/05-06/09/05; Cost
   $213,696)(c)(d)                                      200,000          198,022
Oil Insurance Ltd., Notes, 7.56%
   (Acquired 06/15/06; Cost
   $360,000)(c)(d)(f)(g)                                360,000          379,332
Safeco Capital Trust I, Gtd. Trust
   Pfd. Capital Securities, 8.07%,
   07/15/37(c)                                          130,000          136,395
                                                                  --------------
                                                                       1,458,548
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Basic Balanced Fund

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
PUBLISHING-0.23%
New York Times Co., Medium
   Term Notes, 4.63%, 06/25/07(c)                    $  200,000   $      199,662
                                                                  --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-0.15%
Realogy Corp.,
   Sr. Floating Rate Notes,
   6.06%, 10/20/09 (Acquired
   10/13/06; Cost $30,000)(c)(d)(f)                      30,000           30,019
   Sr. Notes,
   7.50%, 10/15/16 (Acquired
   10/13/06-10/16/06; Cost
   $95,137)(c)(d)                                        95,000           98,512
                                                                  --------------
                                                                         128,531
                                                                  --------------
REGIONAL BANKS-1.49%
Amsouth Bank N.A.-Series AI,
   Unsec. Sub. Notes, 6.45%,
   02/01/08(c)                                          120,000          121,468
Cullen/Frost Capital Trust I, Jr.
   Unsec. Gtd. Sub. Floating Rate
   Notes, 6.91%, 03/01/34(c)(f)                         200,000          204,418
Greater Bay Bancorp-Series B, Sr.
   Notes, 5.25%, 03/31/08(c)                             50,000           49,734
PNC Capital Trust C, Gtd. Floating
   Rate Trust Pfd. Capital
   Securities, 5.93%, 06/01/28(c)(f)                    100,000           96,645
Popular North America Inc.-Series
   F, Medium Term Notes, 5.20%,
   12/12/07(c)                                          180,000          179,185
TCF National Bank, Sub. Notes, 5.00%,
   06/15/14(c)(f)                                        60,000           59,326
Western Financial Bank, Unsec.
   Sub. Deb., 9.63%, 05/15/12(c)                        530,000          582,560
                                                                  --------------
                                                                       1,293,336
                                                                  --------------
REINSURANCE-0.22%
Stingray Pass-Through Trust, Pass
   Through Ctfs., 5.90%, 01/12/15
   (Acquired 01/07/05-11/03/05;
   Cost $196,920)(c)(d)                                 200,000          188,254
                                                                  --------------
RETAIL REIT'S-0.41%
Developers Diversified Realty
   Corp., Sr. Medium Term Notes,
   6.63%, 01/15/08(c)                                    60,000           60,526
JDN Realty Corp., Unsec. Sub.
   Notes, 6.95%, 08/01/07(c)                            170,000          170,787
National Retail Properties Inc., Sr.
   Unsec. Notes, 7.13%, 03/15/08(c)                     125,000          127,027
                                                                  --------------
                                                                         358,340
                                                                  --------------
SOVEREIGN DEBT-0.09%
Russian Federation (Russia)-
   REGS, Unsec. Unsub. Euro
   Bonds, 10.00%, 06/26/07(c)                            80,000           80,944
                                                                  --------------

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
SPECIALIZED CONSUMER SERVICES-
   0.11%
Block Financial Corp., Sr. Unsec.
   Gtd. Unsub. Notes, 8.50%,
   04/15/07(c)                                       $   91,000   $       91,081
                                                                  --------------
SPECIALIZED REIT'S-0.52%
Health Care Property Investors, Inc.,
   Sr. Sec. Floating Rate Medium Term Notes,
   5.80%, 09/15/08(c)(f)                                140,000          140,361
   Sr. Sec. Medium Term Notes,
   6.30%, 09/15/16(c)                                   110,000          112,870
Health Care REIT, Inc.,
   Sr. Notes,
   5.88%, 05/15/15(c)                                   100,000           98,735
   Sr. Unsec. Notes,
   7.50%, 08/15/07(c)                                   100,000          100,697
                                                                  --------------
                                                                         452,663
                                                                  --------------
SPECIALTY CHEMICALS-0.17%
ICI Wilmington Inc., Gtd. Notes,
   7.05%, 09/15/07(c)                                   150,000          150,555
                                                                  --------------
THRIFTS & MORTGAGE FINANCE-0.47%
Countrywide Home Loans, Inc.
   -Series E, Gtd. Medium Term
   Notes, 6.94%, 07/16/07(c)                            100,000          100,432
Dime Capital Trust I-Series A, Gtd.
   Trust Pfd. Capital Securities,
   9.33%, 05/06/27(c)                                    65,000           68,364
Greenpoint Capital Trust I, Gtd. Sub.
   Trust Pfd. Capital Securities,
   9.10%, 06/01/27(c)                                   165,000          173,574
Washington Mutual Capital I, Gtd. Sub.
   Trust Pfd. Capital Securities,
   8.38%, 06/01/27(c)                                    60,000           62,813
                                                                  --------------
                                                                         405,183
                                                                  --------------
TRADING COMPANIES & DISTRIBUTORS-
   0.06%
Western Power Distribution
   Holdings Ltd. (United Kingdom),
   Unsec. Unsub. Notes, 7.38%,
   12/15/28 (Acquired 01/25/05;
   Cost $56,019)(c)(d)                                   50,000           54,809
                                                                  --------------
TRUCKING-0.44%
Roadway Corp., Sr. Sec. Gtd.
   Global Notes, 8.25%, 12/01/08(c)                     230,000          239,402
Stagecoach Transport Holdings
   PLC (United Kingdom), Unsec.
   Unsub. Yankee Notes, 8.63%,
   11/15/09(c)                                          130,000          140,390
                                                                  --------------
                                                                         379,792
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES-0.69%
Alamosa Delaware Inc., Sr. Gtd.
   Global Notes, 8.50%, 01/31/12(c)                     210,000          222,810
Sprint Capital Corp., Sr. Unsec.
   Gtd. Global Notes, 6.13%,
   11/15/08(c)                                          140,000          141,828
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Basic Balanced Fund

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                    ----------    --------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)
Sprint Nextel Corp., Deb., 9.25%,
   04/15/22(c)                                      $  140,000    $      168,285
Vodafone Group PLC (United Kingdom),
   Unsec. Global Bonds,
   6.15%, 02/27/37(c)                                   30,000            29,106
   Unsec. Global Notes,
   5.63%, 02/27/17(c)                                   40,000            39,757
                                                                  --------------
                                                                         601,786
                                                                  --------------
      Total Bonds & Notes
         (Cost $21,719,744)                                           21,652,628
                                                                  --------------
U.S. MORTGAGE-BACKED SECURITIES-
   11.19%
FEDERAL HOME LOAN MORTGAGE CORP.
   (FHLMC)-3.22%
Pass Through Ctfs.,
   7.00%, 06/01/15 to 06/01/32(c)                       44,320            45,985
   6.00%, 04/01/16 to 11/01/33(c)                      525,374           532,833
   5.50%, 10/01/18 to 02/01/37(c)                      229,103           230,135
   7.50%, 11/01/30 to 05/01/31(c)                       24,765            25,913
   6.50%, 05/01/32 to 08/01/32(c)                       32,002            32,903
Pass Through Ctfs., TBA,
   5.00%, 04/01/22 to 05/01/37(c)(h)(i)                887,000           861,183
   5.50%, 05/01/37(c)(h)(i)                          1,071,000         1,059,621
                                                                  --------------
                                                                       2,788,573
                                                                  --------------
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION (FNMA)-7.05%
Pass Through Ctfs.,
   6.50%, 04/01/14 to 10/01/35(c)                      496,490           511,092
   7.50%, 11/01/15(c)                                    3,423             3,529
   7.00%, 02/01/16 to 09/01/32(c)                       73,304            76,180
   6.00%, 01/01/17 to 03/01/37(c)                        7,141             7,255
   6.00%, 05/01/17(c)                                   93,383(j)         95,075
   5.00%, 04/01/18(c)                                  238,356           235,766
   4.50%, 11/01/18(c)                                  100,197            97,300
   5.50%, 03/01/21(c)                                    1,840             1,846
   8.00%, 08/01/21 to 12/01/23(c)                       23,705            24,997
Pass Through Ctfs., TBA,
   5.50%, 04/01/22(c)(h)(i)                          1,824,260         1,828,821
   5.00%, 04/01/37(c)(h)                             1,125,000         1,087,031
   6.00%, 04/01/37(c)(h)(i)                          2,123,000         2,138,923
                                                                  --------------
                                                                       6,107,815
                                                                  --------------
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (GNMA)-0.92%
Pass Through Ctfs.,
   7.50%, 06/15/23 to 10/15/31(c)                       36,505            38,112
   8.50%, 11/15/24(c)                                   91,017            98,479
   8.00%, 08/15/25(c)                                   12,252            12,996
   6.50%, 03/15/29 to 12/15/33(c)                      123,172           126,680
   6.00%, 09/15/31 to 05/15/33(c)                      301,062           306,024

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                    ----------    --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-
   (CONTINUED)
   5.50%, 12/15/33 to 02/15/34(c)                   $  220,009    $      219,136
                                                                  --------------
                                                                         801,427
                                                                  --------------
      Total U.S. Mortgage-Backed Securities
         (Cost $9,741,039)                                             9,697,815
                                                                  --------------
ASSET-BACKED SECURITIES-1.13%
COLLATERALIZED MORTGAGE OBLIGATIONS-
   0.13%
Federal Home Loan Bank (FHLB)-Series
   TQ-2015, Class A, Pass Through
   Ctfs., 5.07%, 10/20/15(c)                           115,530           115,938
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-1.00%
Citicorp Lease Pass-Through
   Trust-Series 1999-1, Class A2, Pass
   Through Ctfs., 8.04%, 12/15/19
   (Acquired 06/01/00-01/26/06; Cost
   $364,942)(c)(d)                                     325,000           383,131
                                                                  --------------
LILACS Repackaging 2005-I-Series A,
   Sr. Sec. Notes, 5.14%, 01/15/64
   (Acquired 07/14/05; Cost
   $489,556)(d)(k)                                     489,556           478,602
                                                                  --------------
                                                                         861,733
                                                                  --------------
      Total Asset-Backed Securities
         (Cost $966,053)                                                 977,671
                                                                  --------------
MUNICIPAL OBLIGATIONS-0.53%
Detroit (City of), Michigan;
   Series 2005 A-1,
   Taxable Capital Improvement Limited Tax GO
   (INS-Ambac Assurance Corp.),
   4.96%, 04/01/20(c)(e)                                65,000            62,134
   Series 2005,
   Taxable COP (INS-Financial Guaranty Insurance
   Co.),
   4.95%, 06/15/25(c)(e)                                80,000            73,805
Indianapolis (City of), Indiana Local Public
   Improvement Bond Bank;
   Series 2005 A,
   Taxable RB,
   5.22%, 07/15/20(c)                                   50,000            49,104
   5.28%, 01/15/22(c)                                   25,000            24,496
Industry (City of), California Urban
   Development Agency (Project 3); Series
   2003, Taxable Allocation RB,
    (INS-MBIA Insurance Corp.)
   6.10%, 05/01/24 (c)(e)                              125,000           128,097
Phoenix (City of), Arizona Civic Improvement
   Corp.;
   Series 2004,
   Taxable Rental Car Facility Charge RB
   (INS-Financial Guaranty Insurance Co.),
   3.69%, 07/01/07(c)(e)                                50,000            49,802
   4.21%, 07/01/08(c)(e)                                75,000            74,272
                                                                  --------------
      Total Municipal Obligations
         (Cost $472,915)                                                 461,710
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Basic Balanced Fund

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
U.S. GOVERNMENT AGENCY SECURITIES-
   0.34%
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION (FNMA)-0.34%
Unsec. Floating Rate Global Notes,
   3.68%, 02/17/09(c)(f)                             $  200,000   $      198,596
Unsec. Notes, 5.30%, 01/12/10(c)                        100,000          100,034
                                                                  --------------
      Total U.S. Government Agency Securities
         (Cost $299,915)                                                 298,630
                                                                  --------------

                                                       SHARES
                                                     ----------
COMMERCIAL PAPER-0.32%
BROADCASTING & CABLE TV-0.32%
Cox Communications Inc. Floating Rate
   Commercial Paper, 5.61%, 08/15/07
   (Acquired 11/03/06; Cost $280,000)
   (Cost $280,000)(c)(d)(f)                             280,000          280,066
PREFERRED STOCKS-0.27%
LIFE & HEALTH INSURANCE-0.12%
Aegon N.V., 6.38% Pfd. (Netherlands)                      4,100          105,862
WIRELESS TELECOMMUNICATION SERVICES-0.15%
Telephone & Data Systems, Inc. -Series A,
   7.60% Pfd.                                             5,000          124,850
                                                                  --------------
      Total Preferred Stocks
         (Cost $230,625)                                                 230,712
                                                                  --------------
MONEY MARKET FUNDS-3.68%
Liquid Assets Portfolio -Institutional
   Class (l)                                          1,594,266        1,594,266
Premier Portfolio -Institutional Class (l)            1,594,266        1,594,266
                                                                  --------------
      Total Money Market Funds
         (Cost $3,188,532)                                             3,188,532
                                                                  --------------
TOTAL INVESTMENTS-107.26%
   (Cost $81,758,236)                                                 92,998,416
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(7.26)%                                 (6,293,594)
                                                                  --------------
NET ASSETS-100.00%                                                $   86,704,822
                                                                  ==============

Investment Abbreviations:

ADR    -- American Depositary Receipt

COP    -- Certificates of Participation

Ctfs.  -- Certificates

Deb.   -- Debentures

GO     -- General Obligation Bonds

Gtd.   -- Guaranteed

INS    -- Insurer

Jr.    -- Junior

LILACS -- Life Insurance and Life Annuities Backed Charitable Securities

Pfd.   -- Preferred

RB     -- Revenue Bonds

REGS   -- Regulation S

REIT   -- Real Estate Investment Trust

Sec.   -- Secured

Sr.    -- Senior

Sub.   -- Subordinated

TBA    -- To Be Announced

Unsec. -- Unsecured

Unsub. -- Unsubordinated

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2007 was $2,499,052, which represented 2.88% of the Fund's Net Assets. See Note 1A.

(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at March 31, 2007 was $32,889,918, which represented 37.93% of the Fund's Net Assets. See
     Note 1A.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2007 was $5,510,883, which represented 6.36% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Principal and/or interest payments are secured by the bond insurance company listed.

(f) Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2007.

(g)  Perpetual bond with no specified maturity date.

(h)  Security purchased on forward commitment basis.

(i)  This security is subject to dollar roll transactions. See Note 1D.

(j) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(k) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at March 31, 2007 represented 0.55% of the Fund's Net Assets.

(l) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Basic Balanced Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securites traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

AIM V.I. Basic Balanced Fund

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the statement of operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

AIM V.I. Basic Balanced Fund

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

AIM V.I. Basic Balanced Fund

H. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive the fixed payment stream. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settledby a cash payment in the case of a credit event.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. The Fund accrues for the fixed payments on swap agreements on a daily basis with the net amount accrued, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

I. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM V.I. Basic Balanced Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the three months ended March 31, 2007.

                                                                         CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                       12/31/06        COST           SALES       (DEPRECIATION)     03/31/07     INCOME    GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets             $1,436,490    $4,771,162     $(4,613,386)         $--         $1,594,266    $16,311       $--
   Portfolio-
   Institutional Class
Premier
   Portfolio-
   Institutiona Class      1,436,490     4,771,162      (4,613,386)          --          1,594,266     16,212        --
                          ----------    ----------     -----------          ---         ----------    -------       ---
   TOTAL INVESTMENTS
      IN AFFILIATES       $2,872,980    $9,542,324     $(9,226,772)         $--         $3,188,532    $32,523       $--
                          ==========    ==========     ===========          ===         ==========    =======       ===

NOTE 3 -- FUTURES CONTRACTS

On March 31, 2007, $93,383 principal amount of U.S. mortgage-backed obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                                                                    UNREALIZED
                         NUMBER OF      MONTH/         VALUE       APPRECIATION
       CONTRACT          CONTRACTS    COMMITMENT      03/31/07    (DEPRECIATION)
       --------          ---------   ------------   -----------   --------------
U.S. Treasury 5 Year
   Notes                     20      Jun-07/Long    $ 2,115,938      $(1,295)
U.S. Treasury 10 Year
   Notes                     36      Jun-07/Long      3,892,500       19,185
U.S. Long Bonds              12      Jun-07/Long      1,335,000       (2,754)
                                                    $ 7,343,438      $15,136
U.S. Treasury 2 Year
   Notes                      5      Jun-07/Short   $(1,024,453)     $   583
                                                    -----------      -------
Total open futures
   contracts                                        $ 6,318,985      $15,719
                                                    ===========      =======

NOTE 4 -- CREDIT DEFAULT SWAPS AGREEMENTS

                OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

                                                                                         NOTIONAL     UNREALIZED
                                                BUY/SELL    (PAY)/RECEIVE   EXPIRATION    AMOUNT     APPRECIATION
    COUNTERPARTY           REFERENCE ENTITY    PROTECTION     FIXED RATE       DATE        (000)    (DEPRECIATION)
    ------------         -------------------   ----------   -------------   ----------   --------   --------------
Lehman Brothers Inc.     Dow Jones CDX.NA.IG       Buy         (0.40)%      12/20/2011     $650          $(86)

AIM V.I. Basic Balanced Fund

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $10,636,362 and $15,169,727, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $12,615,974
Aggregate unrealized (depreciation) of investment securities    (1,466,716)
                                                               -----------
Net unrealized appreciation of investment securities           $11,149,258
                                                               ===========

Cost of investments for tax purposes is $81,849,158.

                            AIM V.I. BASIC VALUE FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   VIBVA-QTR-1 3/07   A I M Advisors, Inc.

AIM V.I. Basic Value Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS-98.89%
ADVERTISING-6.16%
Interpublic Group of Cos., Inc. (The) (a)             2,140,652   $   26,351,426
Omnicom Group Inc.                                      222,916       22,822,140
                                                                  --------------
                                                                      49,173,566
                                                                  --------------
APPAREL RETAIL-1.60%
Gap, Inc. (The)                                         744,441       12,811,830
                                                                  --------------
ASSET MANAGEMENT & CUSTODY
   BANKS-2.02%
Bank of New York Co., Inc. (The)                        398,775       16,170,326
                                                                  --------------
BREWERS-2.68%
Molson Coors Brewing Co. -Class B                       226,656       21,446,191
                                                                  --------------
BUILDING PRODUCTS-2.48%
American Standard Cos. Inc.                             373,493       19,802,599
                                                                  --------------
COMPUTER HARDWARE-3.32%
Dell Inc. (a)                                         1,144,153       26,555,791
                                                                  --------------
CONSTRUCTION MATERIALS-2.91%
Cemex S.A. de C.V. -ADR (Mexico)(a)                     709,068       23,221,977
                                                                  --------------
CONSUMER ELECTRONICS-0.49%
Koninklijke (Royal) Philips Electronics
   N.V. -New York Shares
   (Netherlands)                                        101,805        3,878,771
                                                                  --------------
DATA PROCESSING & OUTSOURCED
   SERVICES-4.83%
First Data Corp.                                        908,525       24,439,322
Western Union Co.                                       645,521       14,169,186
                                                                  --------------
                                                                      38,608,508
                                                                  --------------
EDUCATION SERVICES-1.73%
Apollo Group, Inc. -Class A (a)                         315,000       13,828,500
                                                                  --------------
ENVIRONMENTAL & FACILITIES SERVICES-
   1.65%
Waste Management, Inc.                                  383,554       13,198,093
                                                                  --------------
FOOD RETAIL-0.82%
Kroger Co. (The)                                        232,108        6,557,051
                                                                  --------------
GENERAL MERCHANDISE STORES-2.74%
Target Corp.                                            369,107       21,873,281
                                                                  --------------
HEALTH CARE DISTRIBUTORS-3.80%
Cardinal Health, Inc.                                   416,419       30,377,766
                                                                  --------------
HOME IMPROVEMENT RETAIL-1.85%
Home Depot, Inc. (The)                                  402,744       14,796,815
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
INDUSTRIAL CONGLOMERATES-6.18%
General Electric Co.                                    537,147   $   18,993,518
Tyco International Ltd.                                 962,533       30,367,916
                                                                  --------------
                                                                      49,361,434
                                                                  --------------
INDUSTRIAL MACHINERY-1.53%
Illinois Tool Works Inc.                                236,100       12,182,760
                                                                  --------------
INSURANCE BROKERS-0.56%
Marsh & McLennan Cos., Inc.                             152,100        4,455,009
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-
   3.76%
Merrill Lynch & Co., Inc.                               178,464       14,575,155
Morgan Stanley                                          196,183       15,451,373
                                                                  --------------
                                                                      30,026,528
                                                                  --------------
LIFE SCIENCES TOOLS & SERVICES-
   2.45%
Waters Corp. (a)                                        337,105       19,552,090
                                                                  --------------
MANAGED HEALTH CARE-4.24%
UnitedHealth Group Inc.                                 640,194       33,911,076
                                                                  --------------
MOVIES & ENTERTAINMENT-2.30%
Walt Disney Co. (The)                                   532,969       18,350,123
                                                                  --------------
MULTI-LINE INSURANCE-1.92%
American International Group, Inc.                      114,118        7,671,012
Genworth Financial Inc. -Class A                        219,342        7,663,809
                                                                  --------------
                                                                      15,334,821
                                                                  --------------
OIL & GAS DRILLING-2.61%
Transocean Inc. (a)                                     255,690       20,889,873
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-
   4.66%
Halliburton Co.                                         651,375       20,674,643
Weatherford International Ltd. (a)                      367,862       16,590,576
                                                                  --------------
                                                                      37,265,219
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-
   6.65%
Citigroup Inc.                                          487,997       25,053,766
JPMorgan Chase & Co.                                    579,907       28,055,901
                                                                  --------------
                                                                      53,109,667
                                                                  --------------
PACKAGED FOODS & MEATS-1.76%
Unilever N.V. (Netherlands)(b)                          481,511       14,047,654
                                                                  --------------
PHARMACEUTICALS-6.84%
Pfizer Inc.                                             673,437       17,011,019
Sanofi-Aventis  (France)(b)                             212,227       18,479,209
                                                                  --------------

AIM V.I. Basic Value Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
PHARMACEUTICALS-(CONTINUED)
Wyeth                                                   382,385   $   19,130,721
                                                                  --------------
                                                                      54,620,949
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-
   2.02%
ACE Ltd.                                                283,089       16,153,058
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-1.60%
KLA-Tencor Corp.                                        239,479       12,769,020
                                                                  --------------
SPECIALIZED CONSUMER SERVICES-
   0.97%
H&R Block, Inc.                                         369,280        7,769,651
                                                                  --------------
SYSTEMS SOFTWARE-5.36%
CA Inc.                                                 966,154       25,033,050
Microsoft Corp.                                         637,613       17,770,274
                                                                  --------------
                                                                      42,803,324
                                                                  --------------
THRIFTS & MORTGAGE FINANCE-2.96%
Fannie Mae                                              433,913       23,682,972
                                                                  --------------
WIRELESS TELECOMMUNICATION
   SERVICES-1.44%
Sprint Nextel Corp.                                     604,969       11,470,212
                                                                  --------------
   Total Common Stocks & Other Equity
      Interests
      (Cost $582,069,630)                                            790,056,505
                                                                  --------------
MONEY MARKET FUNDS-1.20%
Liquid Assets Portfolio -Institutional
   Class (c)                                          4,792,556        4,792,556
Premier Portfolio -Institutional Class (c)            4,792,556        4,792,556
                                                                  --------------
   Total Money Market Funds
      (Cost $9,585,112)                                                9,585,112
                                                                  --------------
TOTAL INVESTMENTS-100.09%
   (Cost $591,654,742)                                               799,641,617
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(0.09)%                                   (702,958)
                                                                  --------------
NET ASSETS-100.00%                                                $  798,938,659
                                                                  --------------

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2007 was $32,526,863, which represented 4.07% of the Fund's Net Assets. See Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Basic Value Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM V.I. Basic Value Fund

A.   SECURITY VALUATIONS (CONTINUATION)

     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM V.I. Basic Value Fund

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2007.

                                                                        CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE     DIVIDEND    REALIZED
FUND                      12/31/06         COST           SALES       (DEPRECIATION)    03/31/07     INCOME    GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   ----------   --------   -----------
Liquid Assets
   Portfolio-
   Institutional Class   $ 6,586,888    $30,569,738    $(32,364,070)       $--         $4,792,556   $ 76,716       $--
Premier Portfolio-
   Institutional Class     6,586,888     30,569,738     (32,364,070)        --          4,792,556     76,245        --
                         -----------    -----------    ------------        ---         ----------   --------       ---
TOTAL INVESTMENTS IN
   AFFILIATES            $13,173,776    $61,139,476    $(64,728,140)       $--         $9,585,112   $152,961       $--
                         ===========    ===========    ============        ===         ==========   ========       ===

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $81,261,131 and $114,970,056, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $218,370,925
Aggregate unrealized (depreciation) of investment securities    (12,713,198)
                                                               ------------
Net unrealized appreciation of investment securities           $205,657,727
                                                               ============

Cost of investments for tax purposes is $593,983,890.

                       AIM V.I. CAPITAL APPRECIATION FUND
           Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   VICAP-QTR-1 3/07   A I M Advisors, Inc.

AIM V.I. Capital Appreciation Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
DOMESTIC COMMON STOCKS-86.93%
AEROSPACE & DEFENSE-8.20%
Boeing Co. (The)                                        175,847   $   15,634,557
General Dynamics Corp.                                  292,679       22,360,676
Precision Castparts Corp.                               331,770       34,520,668
Spirit Aerosystems Holdings Inc. -Class
   A (a)                                                771,888       24,584,633
United Technologies Corp.                               432,982       28,143,830
                                                                  --------------
                                                                     125,244,364
                                                                  --------------
APPAREL RETAIL-1.52%
Aeropostale, Inc. (a)                                   351,981       14,160,196
DSW Inc. -Class A (a)(b)                                215,188        9,083,085
                                                                  --------------
                                                                      23,243,281
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY
   GOODS-1.62%
Carter's, Inc. (a)                                      525,638       13,319,667
Phillips-Van Heusen Corp.                               195,297       11,483,464
                                                                  --------------
                                                                      24,803,131
                                                                  --------------
APPLICATION SOFTWARE-3.50%
Adobe Systems Inc. (a)                                  391,766       16,336,642
Amdocs Ltd. (a)                                       1,016,012       37,064,118
                                                                  --------------
                                                                      53,400,760
                                                                  --------------
BIOTECHNOLOGY-2.41%
Amgen Inc. (a)                                          332,221       18,564,509
Gilead Sciences, Inc. (a)                               238,893       18,275,315
                                                                  --------------
                                                                      36,839,824
                                                                  --------------
COMMUNICATIONS EQUIPMENT-2.48%
Cisco Systems, Inc. (a)                               1,480,616       37,800,126
                                                                  --------------
COMPUTER & ELECTRONICS RETAIL-1.63%
Best Buy Co., Inc.                                      510,000       24,847,200
                                                                  --------------
COMPUTER HARDWARE-5.64%
Apple, Inc. (a)                                         499,034       46,365,249
Dell Inc. (a)                                           497,408       11,544,840
Hewlett-Packard Co.                                     703,709       28,246,879
                                                                  --------------
                                                                      86,156,968
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS-
   0.67%
Seagate Technology                                      436,921       10,180,259
                                                                  --------------
CONSTRUCTION & FARM MACHINERY &
   HEAVY TRUCKS-0.62%
Terex Corp. (a)                                         132,361        9,498,225
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
DATA PROCESSING & OUTSOURCED
   SERVICES-2.27%
Fiserv, Inc. (a)                                        222,490   $   11,805,320
Global Payments Inc.                                    346,290       11,794,637
VeriFone Holdings, Inc. (a)(b)                          302,701       11,118,208
                                                                  --------------
                                                                      34,718,165
                                                                  --------------
DEPARTMENT STORES-3.04%
J.C. Penney Co., Inc.                                   354,184       29,099,757
Nordstrom, Inc.                                         326,368       17,277,922
                                                                  --------------
                                                                      46,377,679
                                                                  --------------
DRUG RETAIL-0.71%
Longs Drug Stores Corp.                                 210,446       10,867,431
                                                                  --------------
ELECTRICAL COMPONENTS &
   EQUIPMENT-2.93%
Acuity Brands, Inc.                                     169,033        9,202,157
Cooper Industries, Ltd. -Class A                        337,848       15,199,782
Emerson Electric Co.                                    472,683       20,367,910
                                                                  --------------
                                                                      44,769,849
                                                                  --------------
ELECTRONIC EQUIPMENT
   MANUFACTURERS-0.85%
Amphenol Corp. -Class A (b)                             201,699       13,023,704
                                                                  --------------
FOOD RETAIL-0.81%
Safeway Inc.                                            336,481       12,328,664
                                                                  --------------
GENERAL MERCHANDISE STORES-1.82%
Family Dollar Stores, Inc.                              941,610       27,890,488
                                                                  --------------
HEALTH CARE DISTRIBUTORS-1.03%
McKesson Corp.                                          268,426       15,713,658
                                                                  --------------
HEALTH CARE EQUIPMENT-0.69%
Zimmer Holdings, Inc. (a)                               123,728       10,567,608
                                                                  --------------
HEALTH CARE FACILITIES-1.64%
Manor Care, Inc.                                        224,366       12,196,536
VCA Antech, Inc. (a)                                    352,050       12,782,935
                                                                  --------------
                                                                      24,979,471
                                                                  --------------
HOME ENTERTAINMENT SOFTWARE-0.77%
Electronic Arts Inc. (a)                                233,109       11,739,369
                                                                  --------------
HOUSEHOLD PRODUCTS-2.85%
Clorox Co. (The)                                        358,398       22,826,369
Colgate-Palmolive Co.                                   308,872       20,629,561
                                                                  --------------
                                                                      43,455,930
                                                                  --------------
INDUSTRIAL CONGLOMERATES-1.06%
McDermott International, Inc. (a)                       331,704       16,246,862
                                                                  --------------

AIM V.I. Capital Appreciation Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
INTEGRATED OIL & GAS-1.09%
Occidental Petroleum Corp.                              338,596   $   16,696,169
                                                                  --------------
INTERNET SOFTWARE & SERVICES-2.55%
eBay Inc. (a)                                           734,434       24,346,487
Google Inc. -Class A (a)                                 32,000       14,661,120
                                                                  --------------
                                                                      39,007,607
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-
   3.73%
Goldman Sachs Group, Inc. (The)                         156,000       32,234,280
Merrill Lynch & Co., Inc.                               302,053       24,668,669
                                                                  --------------
                                                                      56,902,949
                                                                  --------------
IT CONSULTING & OTHER SERVICES-
   1.61%
Accenture Ltd. -Class A                                 637,054       24,552,061
                                                                  --------------
MANAGED HEALTH CARE-3.76%
Health Net Inc. (a)                                     560,582       30,164,917
UnitedHealth Group Inc.                                 515,477       27,304,817
                                                                  --------------
                                                                      57,469,734
                                                                  --------------
MOVIES & ENTERTAINMENT-1.04%
News Corp. -Class A                                     685,321       15,844,622
                                                                  --------------
MULTI-LINE INSURANCE-2.38%
American International Group, Inc.                      281,256       18,906,028
Assurant, Inc.                                          326,061       17,486,652
                                                                  --------------
                                                                      36,392,680
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-
   2.68%
Cameron International Corp. (a)                         310,785       19,514,190
National-Oilwell Varco Inc. (a)                         275,000       21,392,250
                                                                  --------------
                                                                      40,906,440
                                                                  --------------
OIL & GAS REFINING & MARKETING-
   1.28%
Valero Energy Corp.                                     301,984       19,474,948
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-
   2.10%
JPMorgan Chase & Co.                                    663,233       32,087,213
                                                                  --------------
PHARMACEUTICALS-5.05%
Abbott Laboratories                                     321,448       17,936,798
Forest Laboratories, Inc. (a)                           302,376       15,554,221
Merck & Co. Inc.                                        646,750       28,566,948
Pfizer Inc.                                             598,242       15,111,593
                                                                  --------------
                                                                      77,169,560
                                                                  --------------
PUBLISHING-0.99%
McGraw-Hill Cos., Inc. (The)                            239,848       15,081,642
                                                                  --------------
RESTAURANTS-1.93%
Burger King Holdings Inc. (b)                           426,073        9,203,177
Darden Restaurants, Inc.                                492,017       20,266,180
                                                                  --------------
                                                                      29,469,357
                                                                  --------------
SEMICONDUCTORS-2.67%
Microchip Technology Inc.                               439,534       15,616,643
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
SEMICONDUCTORS-(CONTINUED)
Texas Instruments Inc.                                  835,343   $   25,143,824
                                                                  --------------
                                                                      40,760,467
                                                                  --------------
SOFT DRINKS-0.77%
PepsiCo, Inc.                                           185,811       11,810,147
                                                                  --------------
SPECIALTY STORES-2.25%
OfficeMax Inc.                                          306,250       16,151,625
PetSmart, Inc.                                          550,111       18,131,659
                                                                  --------------
                                                                      34,283,284
                                                                  --------------
SYSTEMS SOFTWARE-2.29%
MICROS Systems, Inc. (a)                                184,073        9,938,101
Microsoft Corp.                                         562,736       15,683,453
Sybase, Inc. (a)                                        371,404        9,389,093
                                                                  --------------
                                                                      35,010,647
                                                                  --------------
      Total Domestic Common Stocks
         (Cost $1,102,388,395)                                     1,327,612,543
                                                                  --------------
FOREIGN STOCKS & OTHER EQUITY
   INTERESTS-11.37%
CANADA-1.14%
Research In Motion Ltd.
   (Communications Equipment) (a)                       128,000       17,470,720
                                                                  --------------
HONG KONG-0.81%
China Mobile Ltd. (Wireless
   Telecommunication Services) (c)                    1,380,000       12,416,089
                                                                  --------------
JAPAN-1.52%
KDDI Corp. (Wireless
   Telecommunication Services) (c)                        1,900       15,101,641
Komatsu Ltd. (Construction & Farm
   Machinery & Heavy Trucks) (c)                        389,352        8,098,247
                                                                  --------------
                                                                      23,199,888
                                                                  --------------
MEXICO-2.25%
America Movil S.A. de C.V. -Series L -
   ADR (Wireless Telecommunication
   Services)                                            261,564       12,500,143
Grupo Televisa S.A. -ADR
   (Broadcasting & Cable TV)                            731,445       21,797,061
                                                                  --------------
                                                                      34,297,204
                                                                  --------------
SWITZERLAND-4.78%
ABB Ltd. (Heavy Electrical Equipment)
   (c)                                                  742,386       12,743,073
Roche Holding A.G. (Pharmaceuticals)                    172,041       30,435,954
Syngenta A.G. (Fertilizers &
   Agricultural Chemicals) (a) (c)                       75,835       14,461,454
UBS A.G. (Diversified Capital
   Markets) (c)                                         257,948       15,361,922
                                                                  --------------
                                                                      73,002,403
                                                                  --------------
UNITED KINGDOM-0.87%
Shire PLC (Pharmaceuticals)
   (Acquired 2/20/2007; Cost
   $845,486)(d)                                          40,326          832,431
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Capital Appreciation Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
UNITED KINGDOM-(CONTINUED)
Shire PLC (Pharmaceuticals)                             602,733   $   12,441,938
                                                                  --------------
                                                                      13,274,369
                                                                  --------------
      Total Foreign Stocks & Other Equity
         Interests
         (Cost $146,925,748)                                         173,660,673
                                                                  --------------
MONEY MARKET FUNDS-1.54%
Liquid Assets Portfolio -Institutional
   Class (e)                                         11,786,164       11,786,164
Premier Portfolio -Institutional Class (e)           11,786,164       11,786,164
                                                                  --------------
      Total Money Market Funds
         (Cost $23,572,328)                                           23,572,328
                                                                  --------------
TOTAL INVESTMENTS (excluding
   investments purchased with cash
   collateral from securities loaned)-99.84%
   (Cost $1,272,886,471)                                           1,524,845,544
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED
MONEY MARKET FUNDS-2.04%
Liquid Assets Portfolio -Institutional
   Class (e)(f)                                      31,112,140       31,112,140
                                                                  --------------
      Total Money Market Funds (purchased with
         cash collateral from securities loaned)
         (Cost $31,112,140)                                           31,112,140
                                                                  --------------
TOTAL INVESTMENTS-101.88%
   (Cost $1,303,998,611)                                           1,555,957,684
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(1.88)%                                (28,748,103)
                                                                  --------------
NET ASSETS-100.00%                                                $1,527,209,581
                                                                  ==============

Investment Abbreviations:

ADR  -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at March 31, 2007.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2007 was $78,182,426, which represented 5.12% of the Fund's Net Assets. See Note 1A.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at March 31, 2007 represented 0.05% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Capital Appreciation Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM V.I. Capital Appreciation Fund
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM V.I. Capital Appreciation Fund

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2007.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                        CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION        VALUE     DIVIDEND    REALIZED
FUND                       12/31/06        COST           SALES       (DEPRECIATION)     03/31/07     INCOME    GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $10,033,388   $ 80,448,103   $ (78,695,327)       $--         $11,786,164   $133,651       $--
Premier  Portfolio-
   Institutional Class    10,033,388     80,448,103     (78,695,327)        --          11,786,164    132,856        --
                         -----------   ------------   -------------        ---         -----------   --------       ---
   SUBTOTAL              $20,066,776   $160,896,206   $(157,390,654)       $--         $23,572,328   $266,507       $--
                         ===========   ============   =============        ===         ===========   ========       ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                        CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION        VALUE     DIVIDEND    REALIZED
FUND                       12/31/06        COST           SALES       (DEPRECIATION)     03/31/07     INCOME*   GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $24,258,490   $100,626,110   $ (93,772,460)       $--         $31,112,140   $  3,782       $--
                         -----------   ------------   -------------        ---         -----------   --------       ---
   TOTAL INVESTMENTS
      IN AFFILIATES      $44,325,266   $261,522,316   $(251,163,114)       $--         $54,684,468   $270,289       $--
                         ===========   ============   =============        ===         ===========   ========       ===

*    Net of compensation to counterparties.

AIM V.I. Capital Appreciation Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At March 31, 2007, securities with an aggregate value of $30,427,077 were on loan to brokers. The loans were secured by cash collateral of $31,112,140 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended March 31, 2007, the Fund received dividends on cash collateral investments of $3,782 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $348,498,937 and $410,839,233, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $261,945,279
Aggregate unrealized (depreciation) of investment securities    (17,035,016)
                                                               ------------
Net unrealized appreciation of investment securities           $244,910,263
                                                               ============

Cost of investments for tax purposes is $1,311,047,421.

                        AIM V.I. CAPITAL DEVELOPMENT FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   VICDV-QTR-1 3/07   A I M Advisors, Inc.

AIM V.I. Capital Development Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------

COMMON STOCKS & OTHER EQUITY
   INTERESTS-97.62%
ADVERTISING-2.38%
Clear Channel Outdoor Holdings, Inc. -
   Class A (a)                                           86,112   $    2,265,607
Focus Media Holding Ltd. -ADR
   (China)(a)                                            29,324        2,300,761
Lamar Advertising Co. -Class A (b)                       41,880        2,637,183
                                                                  --------------
                                                                       7,203,551
                                                                  --------------
AEROSPACE & DEFENSE-5.64%
AerCap Holdings N.V. (Netherlands)(a)                    93,331        2,716,865
Armor Holdings, Inc. (a)                                 46,520        3,132,192
L-3 Communications Holdings, Inc.                        31,714        2,774,023
Precision Castparts Corp.                                52,073        5,418,196
Spirit Aerosystems Holdings Inc. -Class
   A (a)                                                 95,254        3,033,840
                                                                  --------------
                                                                      17,075,116
                                                                  --------------
AGRICULTURAL PRODUCTS-0.71%
Bunge Ltd. (b)                                           26,180        2,152,520
                                                                  --------------
AIR FREIGHT & LOGISTICS-0.67%
Robinson (C.H.) Worldwide, Inc.                          42,479        2,028,372
                                                                  --------------
ALTERNATIVE CARRIERS-0.87%
Level 3 Communications, Inc. (a)(b)                     430,846        2,628,161
                                                                  --------------
APPAREL RETAIL-2.70%
Abercrombie & Fitch Co. -Class A                         35,388        2,678,164
Aeropostale, Inc. (a)                                    39,770        1,599,947
DSW Inc. -Class A (a)(b)                                 37,289        1,573,969
Ross Stores, Inc.                                        67,466        2,320,830
                                                                  --------------
                                                                       8,172,910
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY GOODS-2.83%
Carter's, Inc. (a)                                       82,561        2,092,096
Coach, Inc. (a)                                          54,024        2,703,901
Polo Ralph Lauren Corp.                                  42,886        3,780,401
                                                                  --------------
                                                                       8,576,398
                                                                  --------------
APPLICATION SOFTWARE-4.54%
Amdocs Ltd. (a)                                          76,003        2,772,589
Cadence Design Systems, Inc. (a)                        140,510        2,959,140
Citrix Systems, Inc. (a)                                 88,454        2,833,182
Informatica Corp. (a)                                   222,911        2,993,695
TIBCO Software Inc. (a)                                 257,707        2,195,664
                                                                  --------------
                                                                      13,754,270
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
ASSET MANAGEMENT & CUSTODY
   BANKS-0.74%
Ameriprise Financial, Inc.                               39,211   $    2,240,517
                                                                  --------------
BIOTECHNOLOGY-0.99%
Genzyme Corp. (a)                                        50,000        3,001,000
                                                                  --------------
BROADCASTING & CABLE TV-0.27%
XM Satellite Radio Holdings Inc. -
   Class A (a)                                           64,059          827,642
                                                                  --------------
CASINOS & GAMING-1.68%
International Game Technology                            38,244        1,544,293
Scientific Games Corp. -Class A (a)                     108,237        3,553,420
                                                                  --------------
                                                                       5,097,713
                                                                  --------------
COMMUNICATIONS EQUIPMENT-0.45%
Comverse Technology, Inc. (a)                            63,851        1,363,219
                                                                  --------------
COMPUTER HARDWARE-0.50%
NCR Corp. (a)                                            31,893        1,523,529
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS-2.94%
Emulex Corp. (a)                                        163,830        2,996,451
Logitech International S.A.
   (Switzerland)(a)(b)                                   59,583        1,658,195
Network Appliance, Inc. (a)                              40,114        1,464,963
Seagate Technology                                      119,540        2,785,282
                                                                  --------------
                                                                       8,904,891
                                                                  --------------
CONSTRUCTION & ENGINEERING-1.78%
Foster Wheeler Ltd. (a)                                  63,787        3,724,523
Washington Group International, Inc. (a)                 25,196        1,673,518
                                                                  --------------
                                                                       5,398,041
                                                                  --------------
CONSTRUCTION & FARM MACHINERY &
   HEAVY TRUCKS-0.58%
Joy Global Inc.                                          41,178        1,766,536
                                                                  --------------
CONSUMER ELECTRONICS-0.91%
Harman International Industries, Inc.                    28,661        2,753,749
                                                                  --------------
DATA PROCESSING & OUTSOURCED
   SERVICES-2.83%
Alliance Data Systems Corp. (a)                          43,671        2,691,007
CheckFree Corp. (a)                                      75,279        2,792,098
Fidelity National Information Services,
   Inc                                                   67,900        3,086,734
                                                                  --------------
                                                                       8,569,839
                                                                  --------------
DIVERSIFIED COMMERCIAL &
   PROFESSIONAL SERVICES-2.31%
Corrections Corp. of America (a)                         71,444        3,772,958

AIM V.I. Capital Development Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-(CONTINUED)
IHS Inc. -Class A (a)                                    78,633   $    3,232,602
                                                                  --------------
                                                                       7,005,560
                                                                  --------------
DIVERSIFIED METALS & MINING-0.52%
Titanium Metals Corp. (a)                                43,478        1,559,991
                                                                  --------------
DRUG RETAIL-0.90%
Shoppers Drug Mart Corp. (Canada)                        61,600        2,734,932
                                                                  --------------
ELECTRICAL COMPONENTS &
   EQUIPMENT-0.89%
Cooper Industries, Ltd. -Class A                         60,106        2,704,169
                                                                  --------------
ELECTRONIC EQUIPMENT
   MANUFACTURERS-1.93%
Agilent Technologies, Inc. (a)                           92,023        3,100,255
Amphenol Corp. -Class A                                  42,308        2,731,827
                                                                  --------------
                                                                       5,832,082
                                                                  --------------
FERTILIZERS & AGRICULTURAL CHEMICALS-
   0.56%
Potash Corp. of Saskatchewan Inc.
   (Canada)                                              10,634        1,700,696
                                                                  --------------
GENERAL MERCHANDISE STORES-1.06%
Dollar Tree Stores, Inc. (a)                             83,580        3,196,099
                                                                  --------------
HEALTH CARE DISTRIBUTORS-1.02%
Schein (Henry), Inc. (a)                                 56,100        3,095,598
                                                                  --------------
HEALTH CARE EQUIPMENT-0.75%
ResMed Inc. (a)                                          45,384        2,285,992
                                                                  --------------
HEALTH CARE FACILITIES-0.92%
Psychiatric Solutions, Inc. (a)                          69,300        2,793,483
                                                                  --------------
HEALTH CARE SERVICES-1.79%
DaVita, Inc. (a)                                         44,700        2,383,404
Pediatrix Medical Group, Inc. (a)                        53,000        3,024,180
                                                                  --------------
                                                                       5,407,584
                                                                  --------------
HEALTH CARE SUPPLIES-0.54%
Inverness Medical Innovations, Inc. (a)                  37,378        1,636,409
                                                                  --------------
HEALTH CARE TECHNOLOGY-0.96%
Cerner Corp. (a)(b)                                      53,300        2,902,185
                                                                  --------------
HOTELS, RESORTS & CRUISE LINES-
   1.91%
Hilton Hotels Corp.                                      79,735        2,867,271
Starwood Hotels & Resorts Worldwide,
   Inc.                                                  44,985        2,917,277
                                                                  --------------
                                                                       5,784,548
                                                                  --------------
HOUSEWARES & SPECIALTIES-0.80%
Jarden Corp. (a)                                         63,470        2,430,901
                                                                  --------------
HUMAN RESOURCE & EMPLOYMENT
   SERVICES-0.46%
Monster Worldwide Inc. (a)                               29,158        1,381,214
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
INDEPENDENT POWER PRODUCERS &
   ENERGY TRADERS-1.01%
KGEN Power Corp. (Acquired
   01/12/07; Cost $2,382,674)(a)(c)(d)                  170,191   $    3,063,438
                                                                  --------------
INDUSTRIAL GASES-0.76%
Airgas, Inc.                                             54,580        2,300,547
                                                                  --------------
INSURANCE BROKERS-0.98%
National Financial Partners Corp.                        62,948        2,952,891
                                                                  --------------
INTERNET RETAIL-0.55%
NutriSystem, Inc. (a)(b)                                 31,500        1,650,915
                                                                  --------------
INTERNET SOFTWARE & SERVICES-0.51%
Digital River, Inc. (a)                                  27,710        1,530,977
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-
   2.27%
FBR Capital Markets Corp. (Acquired
07/14/06; Cost $1,110,000)(a)(c)(d)                      74,000        1,128,500
Lazard Ltd. -Class A (Bermuda)(b)                        58,680        2,944,562
Schwab (Charles) Corp. (The)                            153,471        2,806,985
                                                                  --------------
                                                                       6,880,047
                                                                  --------------
IT CONSULTING & OTHER SERVICES-
   0.95%
Cognizant Technology Solutions Corp.
   -Class A (a)                                          32,490        2,867,892
                                                                  --------------
LIFE SCIENCES TOOLS & SERVICES-
   1.18%
Applera Corp.-Applied Biosystems
   Group                                                 51,000        1,508,070
Pharmaceutical Product Development,
   Inc.                                                  61,000        2,055,090
                                                                  --------------
                                                                       3,563,160
                                                                  --------------
MANAGED HEALTH CARE-2.39%
Aveta, Inc. (Acquired 12/21/05-
   02/21/06; Cost $2,162,718)(a)(c)(d)                  157,251        1,258,008
Coventry Health Care, Inc. (a)                           55,160        3,091,718
Humana Inc. (a)                                          50,000        2,901,000
                                                                  --------------
                                                                       7,250,726
                                                                  --------------
MARINE-1.06%
American Commercial Lines Inc. (a)                      102,210        3,214,504
                                                                  --------------
METAL & GLASS CONTAINERS-0.50%
Owens-Illinois, Inc. (a)                                 59,142        1,524,089
                                                                  --------------
MORTGAGE REIT'S-1.48%
KKR Financial Corp.                                      81,297        2,229,977
RAIT Financial Trust                                     81,000        2,263,140
                                                                  --------------
                                                                       4,493,117
                                                                  --------------
OFFICE SERVICES & SUPPLIES-1.62%
American Reprographics Co. (a)                           88,052        2,711,121
Knoll, Inc.                                              91,773        2,186,951
                                                                  --------------
                                                                       4,898,072
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Capital Development Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
OIL & GAS DRILLING-2.07%
ENSCO International Inc.                                 57,900   $    3,149,760
Noble Corp.                                              39,832        3,133,982
                                                                  --------------
                                                                       6,283,742
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-
   2.41%
FMC Technologies, Inc. (a)                               42,526        2,966,614
Grant Prideco, Inc. (a)                                  36,000        1,794,240
Weatherford International Ltd. (a)                       56,000        2,525,600
                                                                  --------------
                                                                       7,286,454
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION-
   1.86%
Rosetta Resources, Inc. (a)(e)                          116,100        2,384,694
Southwestern Energy Co. (a)                              79,300        3,249,714
                                                                  --------------
                                                                       5,634,408
                                                                  --------------
OIL & GAS REFINING & MARKETING-
   0.47%
Petroplus Holdings A.G. (Switzerland)
   (Acquired 02/14/07; Cost
   $1,407,631)(a)(c)                                     20,000        1,423,517
                                                                  --------------
OIL & GAS STORAGE & TRANSPORTATION-
   0.97%
Williams Cos., Inc. (The)                               103,400        2,942,764
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-
   1.00%
Euronet Worldwide, Inc. (a)                             113,000        3,035,180
                                                                  --------------
PHARMACEUTICALS-3.63%
Adams Respiratory Therapeutics, Inc.
   (a)(b)                                                49,500        1,664,685
Allergan, Inc.                                           20,000        2,216,400
Barr Pharmaceuticals Inc. (a)                            54,900        2,544,615
Medicis Pharmaceutical Corp. -Class A                    60,000        1,849,200
Shire PLC -ADR (United Kingdom)                          44,059        2,727,252
                                                                  --------------
                                                                      11,002,152
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-
   1.79%
LandAmerica Financial Group, Inc.                        45,519        3,364,309
Security Capital Assurance Ltd.                          72,391        2,043,598
                                                                  --------------
                                                                       5,407,907
                                                                  --------------
PUBLISHING-1.00%
R.H. Donnelley Corp. (a)                                 42,654        3,023,742
                                                                  --------------
REAL ESTATE MANAGEMENT &
   DEVELOPMENT-2.11%
CB Richard Ellis Group, Inc. -Class A
   (a)                                                  116,360        3,977,185
Meruelo Maddux Properties, Inc. (a)                     275,197        2,407,974
                                                                  --------------
                                                                       6,385,159
                                                                  --------------
REGIONAL BANKS-0.73%
Signature Bank (a)                                       67,877        2,208,718
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
RESTAURANTS-1.01%
Burger King Holdings Inc.                               141,960   $    3,066,336
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-2.01%
KLA-Tencor Corp.                                         29,784        1,588,083
Lam Research Corp. (a)                                   31,575        1,494,760
MEMC Electronic Materials, Inc. (a)                      49,832        3,018,823
                                                                  --------------
                                                                       6,101,666
                                                                  --------------
SEMICONDUCTORS-1.01%
Microsemi Corp. (a)                                     147,478        3,069,017
                                                                  --------------
SPECIALIZED FINANCE-1.40%
Chicago Mercantile Exchange Holdings
   Inc. -Class A                                          4,904        2,611,184
IntercontinentalExchange Inc. (a)                        13,425        1,640,669
                                                                  --------------
                                                                       4,251,853
                                                                  --------------
SPECIALTY STORES-1.02%
PetSmart, Inc.                                           94,035        3,099,394
                                                                  --------------
STEEL-1.06%
Allegheny Technologies, Inc.                             29,945        3,194,832
                                                                  --------------
THRIFTS & MORTGAGE FINANCE-0.04%
People's Choice Financial Corp.
   (Acquired 12/21/04-06/09/06; Cost
   $1,860,814)(a)(c)(d)(e)                              217,773          128,486
                                                                  --------------
TRADING COMPANIES & DISTRIBUTORS-
   0.94%
WESCO International, Inc. (a)                            45,118        2,832,508
                                                                  --------------
WIRELESS TELECOMMUNICATION
   SERVICES-4.50%
American Tower Corp. -Class A (a)                        71,482        2,784,224
Crown Castle International Corp. (a)                     84,847        2,726,134
Leap Wireless International, Inc. (a)                    22,655        1,494,777
NII Holdings Inc. (a)                                    53,850        3,994,593
SBA Communications Corp. -Class A
   (a)                                                   89,376        2,641,061
                                                                  --------------
                                                                      13,640,789
                                                                  --------------
   Total Common Stocks & Other Equity
      Interests
      (Cost $242,389,276)                                            295,698,416
                                                                  --------------
MONEY MARKET FUNDS-3.48%
Liquid Assets Portfolio -Institutional
   Class (f)                                          5,269,101        5,269,101
Premier Portfolio -Institutional Class (f)            5,269,101        5,269,101
                                                                  --------------
      Total Money Market Funds
         (Cost $10,538,202)                                           10,538,202
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Capital Development Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-101.10%
   (Cost $252,927,478)                                            $  306,236,618
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED
MONEY MARKET FUNDS-4.42%
Liquid Assets Portfolio -Institutional
   Class (f)(g)                                       6,690,825        6,690,825
STIC Prime Portfolio -Institutional
   Class (f)(g)                                       6,690,825        6,690,825
                                                                  --------------
   Total Money Market Funds (purchased with
   cash collateral from securities loaned)
   (Cost $13,381,650)                                                 13,381,650
                                                                  --------------
TOTAL INVESTMENTS-105.52%
   (Cost $266,309,128)                                               319,618,268
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(5.52)%                                (16,717,717)
                                                                  --------------
NET ASSETS-100.00%                                                  $302,900,551
                                                                  ==============

Investment Abbreviations:

ADR   -- American Depositary Receipt

REIT  -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at March 31, 2007.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2007 was $7,001,949, which represented 2.31% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at March 31, 2007 was $5,578,432, which represented 1.84% of the Fund's Net Assets.

(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at March 31, 2007 was $2,513,180, which represented 0.83% of the Fund's Net Assets. See Note 1A.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Capital Development Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of

AIM V.I. Capital Development Fund
     brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM V.I. Capital Development Fund

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS WRITTEN - The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. PUT OPTIONS PURCHASED - The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM V.I. Capital Development Fund

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2007.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                       12/31/06        COST           SALES       (DEPRECIATION)     03/31/07     INCOME    GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets            $17,152,937    $16,630,975    $(28,514,811)        $--        $ 5,269,101   $ 50,629       $--
   Portfolio -
   Institutional Class
Premier Portfolio-
   Institutional Class    17,152,937     16,630,975     (28,514,811)         --          5,269,101     50,333        --
                         -----------    -----------    ------------         ---        -----------   --------       ---
   SUBTOTAL              $34,305,874    $33,261,950    $(57,029,622)        $--        $10,538,202   $100,962       $--
                         ===========    ===========    ============         ===        ===========   ========       ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                           CHANGE IN
                                                                          UNREALIZED
                              VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                         12/31/06        COST           SALES       (DEPRECIATION)     03/31/07    INCOME *   GAIN (LOSS)
----                       -----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets              $ 2,108,462    $ 9,600,945   $ (5,018,582)         $--        $ 6,690,825   $ 11,247       $--
   Portfolio -
   Institutional Class
STIC Prime Portfolio
   -  Institutional
Class                        2,108,462      9,600,945     (5,018,582)          --          6,690,825     11,253        --
                           -----------    -----------   ------------          ---        -----------   --------       ---
   SUBTOTAL                $ 4,216,924    $19,201,890   $(10,037,164)         $--        $13,381,650   $ 22,500       $--
                           -----------    -----------   ------------          ---        -----------   --------       ---
   TOTAL INVESTMENTS
      IN AFFILIATES        $38,522,798    $52,463,840   $(67,066,786)         $--        $23,919,852   $123,462       $--
                           ===========    ===========   ============          ===        ===========   ========       ===

*    Net of compensation to counterparties.

AIM V.I. Capital Development Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At March 31, 2007, securities with an aggregate value of $13,173,593 were on loan to brokers. The loans were secured by cash collateral of $13,381,650 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended March 31, 2007, the Fund received dividends on cash collateral investments of $22,500 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- OPTION CONTRACTS WRITTEN

                      CALL OPTION CONTRACTS
                      ---------------------
                      NUMBER OF    PREMIUMS
                      CONTRACTS    RECEIVED
                      ---------   ---------
Beginning of period      350      $ 60,617
Closed                  (140)      (20,281)
Expired                 (210)      (40,336)
                        ----      --------
End of period             --      $     --
                        ====      ========

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $73,427,415 and $59,099,377, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $59,064,939
Aggregate unrealized (depreciation) of investment securities    (6,012,760)
                                                               -----------
Net unrealized appreciation of investment securities           $53,052,179
                                                               ===========

Cost of investments for tax purposes is $266,566,089.

                            AIM V.I. CORE EQUITY FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   VICEQ-QTR-1 3/07   A I M Advisors, Inc.

AIM V.I. Core Equity Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                    -----------   --------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
   INTERESTS-68.34%
AEROSPACE & DEFENSE-2.34%
Northrop Grumman Corp.                                  440,732   $   32,711,129
United Technologies Corp.                               450,000       29,250,000
                                                                  --------------
                                                                      61,961,129
                                                                  --------------
AIR FREIGHT & LOGISTICS-0.44%
United Parcel Service, Inc. -Class B                    165,650       11,612,065
                                                                  --------------
APPAREL RETAIL-0.94%
Gap, Inc. (The)                                       1,439,177       24,768,236
                                                                  --------------
BIOTECHNOLOGY-1.97%
Amgen Inc. (a)                                          931,712       52,064,067
                                                                  --------------
COMMUNICATIONS EQUIPMENT-3.43%
Cisco Systems, Inc. (a)                               1,749,459       44,663,688
Corning Inc. (a)                                      1,164,363       26,477,615
Motorola, Inc.                                        1,107,177       19,563,817
                                                                  --------------
                                                                      90,705,120
                                                                  --------------
COMPUTER HARDWARE-0.98%
International Business Machines Corp.                   274,258       25,851,559
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS-1.84%
EMC Corp. (a)                                         1,881,859       26,063,747
Seagate Technology                                      967,025       22,531,683
                                                                  --------------
                                                                      48,595,430
                                                                  --------------
CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS-1.02%
Caterpillar Inc.                                        404,463       27,111,155
                                                                  --------------
CONSUMER FINANCE-0.49%
SLM Corp.                                               314,577       12,866,199
                                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES-1.05%
Automatic Data Processing, Inc.                         574,700       27,815,480
                                                                  --------------
ELECTRIC UTILITIES-1.96%
FPL Group, Inc.                                         849,841       51,984,774
                                                                  --------------
ELECTRONIC EQUIPMENT MANUFACTURERS-0.54%
Agilent Technologies, Inc. (a)                          422,825       14,244,974
                                                                  --------------
ENVIRONMENTAL & FACILITIES SERVICES-1.36%
Waste Management, Inc.                                1,048,373       36,074,515
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
HYPERMARKETS & SUPER CENTERS-2.02%
Wal-Mart Stores, Inc.                                 1,136,667   $   53,366,516
                                                                  --------------
INDUSTRIAL CONGLOMERATES-6.34%
3M Co.                                                  506,332       38,698,955
General Electric Co.                                  1,299,094       45,935,964
Tyco International Ltd.                               2,641,762       83,347,591
                                                                  --------------
                                                                     167,982,510
                                                                  --------------
INSURANCE BROKERS-0.93%
Marsh & McLennan Cos., Inc.                             838,646       24,563,941
                                                                  --------------
INTEGRATED OIL & GAS-1.93%
Exxon Mobil Corp.                                       678,897       51,222,779
                                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES-2.03%
AT&T Inc.                                             1,360,520       53,645,304
                                                                  --------------
MOVIES & ENTERTAINMENT-1.00%
News Corp. -Class A                                   1,145,752       26,489,786
                                                                  --------------
MULTI-LINE INSURANCE-1.16%
Genworth Financial Inc. -Class A                        878,338       30,689,130
                                                                  --------------
OFFICE ELECTRONICS-1.31%
Xerox Corp. (a)                                       2,053,790       34,688,513
                                                                  --------------
OIL & GAS DRILLING-1.11%
Transocean Inc. (a)                                     359,669       29,384,957
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-4.82%
Schlumberger Ltd.                                       661,096       45,681,733
Smith International, Inc.                               882,354       42,397,110
Weatherford International Ltd. (a)                      875,228       39,472,783
                                                                  --------------
                                                                     127,551,626
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION-1.34%
XTO Energy, Inc.                                        648,928       35,567,744
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-1.35%
Citigroup Inc.                                          694,401       35,650,547
                                                                  --------------
PERSONAL PRODUCTS-4.48%
Avon Products, Inc.                                   1,301,335       48,487,742
Estee Lauder Cos. Inc. (The) -Class A                 1,434,114       70,056,469
                                                                  --------------
                                                                     118,544,211
                                                                  --------------
PHARMACEUTICALS-4.12%
Bristol-Myers Squibb Co.                              1,002,011       27,815,826
Merck & Co. Inc.                                        659,589       29,134,046
Pfizer Inc.                                           2,064,439       52,147,729
                                                                  --------------
                                                                     109,097,601
                                                                  --------------

AIM V.I. Core Equity Fund

                                                       SHARES          VALUE
                                                    -----------   --------------
PROPERTY & CASUALTY INSURANCE-5.36%
Berkshire Hathaway Inc. -Class A (a)                        467   $   50,898,330
Chubb Corp. (The)                                       474,478       24,516,278
Progressive Corp. (The)                               1,325,617       28,924,963
XL Capital Ltd. -Class A                                538,500       37,673,460
                                                                  --------------
                                                                     142,013,031
                                                                  --------------
PUBLISHING-2.09%
Gannett Co., Inc.                                       343,862       19,355,992
McGraw-Hill Cos., Inc. (The)                            360,651       22,677,735
Washington Post Co. (The) -Class B                       17,428       13,306,278
                                                                  --------------
                                                                      55,340,005
                                                                  --------------
RAILROADS-1.39%
Union Pacific Corp.                                     362,840       36,846,402
                                                                  --------------
SEMICONDUCTORS-1.19%
Analog Devices, Inc.                                    912,674       31,478,126
                                                                  --------------
SOFT DRINKS-1.77%
Coca-Cola Co. (The)                                     978,724       46,978,752
                                                                  --------------
SPECIALIZED FINANCE-0.27%
Moody's Corp.                                           115,785        7,185,617
SYSTEMS SOFTWARE-3.97%
Microsoft Corp.                                       2,241,616       62,473,838
Symantec Corp. (a)                                    2,467,798       42,692,905
                                                                  --------------
                                                                     105,166,743
                                                                  --------------
   Total Domestic Common Stocks & Other
      Equity Interests
      (Cost $1,511,056,687)                                        1,809,108,544
                                                                  --------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS-19.62%
ARGENTINA-1.25%
Tenaris S.A. -ADR (Oil & Gas Equipment &
   Services)                                            719,280       33,014,952
                                                                  --------------
FINLAND-1.03%
Nokia Oyj -ADR (Communications Equipment)             1,195,091       27,391,486
                                                                  --------------
FRANCE-1.98%
Lucent Technologies Inc. -Wts., expiring
   12/10/07 (Communications Equipment) (a)                    2               --
Renault S.A. (Automobile Manufacturers) (b)             224,337       26,272,206
Total S.A. (Integrated Oil & Gas) (b)                   375,862       26,262,098
                                                                  --------------
                                                                      52,534,304
                                                                  --------------
ISRAEL-1.67%
Teva Pharmaceutical Industries Ltd. -ADR
   (Pharmaceuticals)                                  1,184,022       44,317,944
                                                                  --------------
JAPAN-2.21%
Hitachi, Ltd. (Electronic Equipment
   Manufacturers) (b)                                 3,994,000       30,811,545
Nintendo Co., Ltd. (Home Entertainment Software)         95,000       27,611,592
                                                                  --------------
                                                                      58,423,137
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
NETHERLANDS-2.75%
Koninklijke (Royal) Phillips Electronics
   N.V. (Consumer Electronics) (b)                      724,023   $   27,712,726
Unilever N.V. (Packaged Foods & Meats) (b)            1,541,361       44,967,834
                                                                  --------------
                                                                      72,680,560
                                                                  --------------
SOUTH KOREA-1.11%
SK Telecom Co., Ltd. -ADR (Wireless
   Telecommunication Services)                        1,250,631       29,289,778
SWITZERLAND-1.18%
UBS A.G. (Diversified Capital Markets) (b)              526,068       31,329,630
UNITED KINGDOM-6.44%
Barclays PLC (Diversified Banks) (b)                  2,538,870       36,093,993
Cadbury Schweppes PLC (Packaged Foods & Meats)
   (b)                                                6,265,464       80,552,836
GlaxoSmithKline PLC -ADR (Pharmaceuticals)              973,453       53,793,013
                                                                  --------------
                                                                     170,439,842
                                                                  --------------
   Total Foreign Stocks & Other Equity Interests
      (Cost $391,196,864)                                            519,421,633
                                                                  --------------
MONEY MARKET FUNDS-12.22%
Liquid Assets Portfolio -Institutional
   Class (c)                                        161,789,946      161,789,946
Premier Portfolio -Institutional Class (c)          161,789,946      161,789,946
                                                                  --------------
   Total Money Market Funds
      (Cost $323,579,892)                                            323,579,892
                                                                  --------------
TOTAL INVESTMENTS-100.18%
   (Cost $2,225,833,443)                                           2,652,110,069
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(0.18)%                                 (4,885,920)
                                                                  --------------
NET ASSETS-100.00%                                                $2,647,224,149
                                                                  ==============

Investment Abbreviations:

ADR  -- American Depositary Receipt

Wts. -- Warrants

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2007 was $304,002,868, which represented 11.48% of the Fund's Net Assets. See Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Core Equity Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

AIM V.I. Core Equity Fund

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM V.I. Core Equity Fund

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2007.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                             VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION         VALUE       DIVIDEND     REALIZED
FUND                       12/31/06         COST           SALES       (DEPRECIATION)      03/31/07       INCOME    GAIN (LOSS)
----                     ------------   ------------   -------------   --------------   ------------   ----------   ----------
Liquid Assets
   Portfolio -
   Institutional Class   $140,001,437   $107,382,304   $ (85,593,795)        $--        $161,789,946   $2,063,205       $--
Premier  Portfolio-
   Institutional Class    140,001,437    107,382,304     (85,593,795)         --         161,789,946    2,051,265        --
                         ------------   ------------   -------------         ---        ------------   ----------       ---
   SUBTOTAL              $280,002,874   $214,764,608   $(171,187,590)        $--        $323,579,892   $4,114,470       $--
                         ============   ============   =============         ===        ============   ==========       ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                           CHANGE IN
                                                                          UNREALIZED
                             VALUE      PURCHASES AT    PROCEEDS FROM    APPRECIATION       VALUE        DIVIDEND      REALIZED
FUND                       12/31/06         COST            SALES       (DEPRECIATION)     03/31/07       INCOME*    GAIN (LOSS)
----                     ------------   ------------   --------------   --------------   ------------   ----------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $ 18,777,590   $  1,003,215     (19,780,805)         $--       $         --        1,350        $--
                         ------------   ------------   -------------          ---       ------------   ----------        ---
   TOTAL INVESTMENTS
      IN AFFILIATES      $298,780,464   $215,767,823   $(190,968,395)         $--       $323,579,892   $4,115,820        $--
                         ============   ============   =============          ===       ============   ==========        ===

*    Net of compensation to counterparties.

AIM V.I. Core Equity Fund

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At March 31, 2007, there were no securities on loan to brokers. For the three months ended March 31, 2007, the Fund received dividends on cash collateral investments of $1,350 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $282,900,446and $453,045,056, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $447,350,941
Aggregate unrealized (depreciation) of investment securities    (26,795,527)
                                                               ------------
Net unrealized appreciation of investment securities           $420,555,414
                                                               ============

Cost of investments for tax purposes is $2,231,554,655.

                        AIM V.I. DIVERSIFIED INCOME FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   VIDIN-QTR-1 3/07   A I M Advisors, Inc.

AIM V.I. Diversified Income Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
BONDS & NOTES-83.67%
AEROSPACE & DEFENSE-0.75%
Systems 2001 Asset Trust LLC (United
   Kingdom)-Series 2001, Class G, Pass
   Through Ctfs., (INS-MBIA Insurance
   Corp.) 6.66%, 09/15/13 (Acquired
   02/09/05-10/27/05; Cost
   $354,384)(a)(b)(c)                                $  322,680   $      340,316
                                                                  --------------
AGRICULTURAL PRODUCTS-0.42%
Corn Products International Inc., Sr.
   Unsec. Notes, 8.25%, 07/15/07(a)                     190,000          191,360
                                                                  --------------
ALTERNATIVE CARRIERS-0.18%
Level 3 Financing Inc., Sr. Notes,
   9.25%, 11/01/14 (Acquired 01/16/07;
   Cost $82,600)(a)(c)                                   80,000           82,800
                                                                  --------------
APPAREL RETAIL-0.29%
Gap Inc. (The), Unsec. Notes, 6.90%,
   09/15/07(a)                                          130,000          130,812
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS-1.25%
Bank of New York Institutional Capital
   Trust-Series A, Trust Pfd. Capital
   Securities, 7.78%, 12/01/26
   (Acquired 06/12/03; Cost
   $298,178)(a)(c)                                      250,000          260,685
Mellon Capital II-Series B, Jr. Unsec.
   Gtd. Sub. Trust Pfd. Capital
   Securities, 8.00%, 01/15/27(a)                       180,000          187,922
Nuveen Investments, Inc., Sr. Unsec.
   Sub. Notes, 5.50%, 09/15/15(a)                       125,000          122,725
                                                                  --------------
                                                                         571,332
                                                                  --------------
AUTO PARTS & EQUIPMENT-0.26%
Lear Corp.-Series B, Sr. Unsec. Gtd.
   Global Notes, 8.75%, 12/01/16(a)                      80,000           76,200
Visteon Corp., Sr. Unsec. Global
   Notes, 8.25%, 08/01/10(a)                             40,000           40,750
                                                                  --------------
                                                                         116,950
                                                                  --------------
BROADCASTING & CABLE TV-4.01%
CBS Corp., Sr. Unsec. Gtd. Global
   Notes, 5.63%, 05/01/07(a)                            300,000          300,030
Comcast Cable Communications Holdings
   Inc., Unsec. Gtd. Global Notes,
   9.46%, 11/15/22(a)                                   440,000          573,963

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
BROADCASTING & CABLE TV-(CONTINUED)
Comcast Holdings Corp., Sr. Sub. Deb.,
   10.63%, 07/15/12(a)                               $  485,000   $      591,579
CSC Holdings Inc.,
   Sr. Unsec. Notes,
   7.88%, 12/15/07(a)                                   155,000          157,131
   Series B,
   Sr. Unsec. Unsub. Notes,
   7.63%, 04/01/11(a)                                    55,000           56,650
Hearst-Argyle Television Inc., Sr.
   Unsec. Unsub. Notes, 7.00%,
   11/15/07(a)                                          145,000          146,122
                                                                  --------------
                                                                       1,825,475
                                                                  --------------
BUILDING PRODUCTS-0.25%
Masco Corp., Unsec. Notes, 4.63%,
   08/15/07(a)                                          115,000          114,656
                                                                  --------------
CASINOS & GAMING-0.79%
Harrah's Operating Co., Inc., Sr.
   Unsec. Gtd. Global Notes, 7.13%,
   06/01/07(a)                                          360,000          361,386
                                                                  --------------
COMMERCIAL PRINTING-0.18%
Quebecor World Capital Corp. (Canada),
   Sr. Notes, 8.75%, 03/15/16
   (Acquired 01/11/07; Cost
   $78,800)(a)(c)                                        80,000           82,000
                                                                  --------------
COMPUTER & ELECTRONICS RETAIL-0.44%
RadioShack Corp., Unsec. Notes, 6.95%,
   09/01/07(a)                                          200,000          201,260
                                                                  --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-0.26%
Trinity Industries, Inc., Sr. Unsec.
   Gtd. Unsub. Global Notes, 6.50%,
   03/15/14(a)                                          120,000          119,700
                                                                  --------------
CONSUMER FINANCE-6.66%
Capital One Capital III, Jr. Gtd. Sub.
   Notes, 7.69%, 08/15/36(a)                            260,000          282,259
Ford Motor Credit Co.,
   Floating Rate Medium Term Notes,
   6.18%, 09/28/07(a)(d)                                590,000          590,844
   Notes,
   6.63%, 06/16/08(a)                                   240,000          239,906
   Sr. Unsec. Notes,
   4.95%, 01/15/08(a)                                 1,000,000          987,500
   8.00%, 12/15/16(a)                                   230,000          222,702
General Motors Acceptance Corp.,
   Global Notes,
   6.15%, 04/05/07(a)                                   230,000          229,998
   Series GM,


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Diversified Income Fund

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
CONSUMER FINANCE-(CONTINUED)
   Sr. Medium Term Notes,
   6.31%, 11/30/07(a)                                $  482,000   $      481,817
                                                                  --------------
                                                                       3,035,026
                                                                  --------------
DEPARTMENT STORES-0.58%
JC Penney Corp., Inc.-Series A
   Medium Term Notes
   6.50%, 12/15/07(a)                                   100,000          100,727
   Unsec. Deb.,
   8.13%, 04/01/27(a)                                   160,000          165,272
                                                                  --------------
                                                                         265,999
                                                                  --------------
DIVERSIFIED BANKS-8.22%
Bangkok Bank PCL (Hong Kong), Unsec.
   Sub. Notes, 9.03%, 03/15/29
   (Acquired 04/21/05-05/11/06; Cost
   $493,483)(a)(c)                                      400,000          504,720
BankAmerica Institutional-Series A,
   Gtd. Trust Pfd. Capital Securities,
   8.07%, 12/31/26 (Acquired
   02/15/06-09/26/06; Cost
   $209,596)(a)(c)                                      200,000          208,868
BankBoston Capital Trust II-Series B,
   Gtd. Trust Pfd. Capital Securities,
   7.75%, 12/15/26(a)                                   310,000          323,178
Barclays Bank PLC (United Kingdom),
   Floating Rate Global Notes, 4.46%,
   08/08/07 (Acquired 04/06/06; Cost
   $99,481)(a)(c)(d)                                    100,000          100,025
BBVA International Preferred S.A.
   Unipersonal (Spain), Unsec. Gtd.
   Unsub. Notes, 5.92% (Acquired
   03/22/07; Cost $220,000)(a)(c)(e)                    220,000          217,765
Centura Capital Trust I, Gtd. Trust
   Pfd. Capital Securities, 8.85%,
   06/01/27 (Acquired 05/22/03; Cost
   $632,715)(a)(c)                                      500,000          525,425
First Empire Capital Trust I, Gtd.
   Trust Pfd. Capital Securities,
   8.23%, 02/01/27(a)                                   260,000          271,780
Lloyds TSB Bank PLC (United
   Kingdom)-Series 1, Unsec. Sub.
   Floating Rate Euro Notes,
   5.63%(a)(d)(e)                                       180,000          158,270
Mizuho Financial Group Cayman Ltd.
   (Cayman Islands), Gtd. Sub. Second
   Tier Euro Bonds, 8.38%(a)(e)                         100,000          105,730
National Bank of Canada (Canada),
   Floating Rate Euro Deb., 5.56%,
   08/29/87(a)(d)                                       200,000          163,406
National Westminster Bank PLC (United
   Kingdom)-Series B, Unsec. Sub.
   Floating Rate Euro Notes,
   5.63%(a)(d)(e)                                       280,000          241,792
NBD Bank N.A. Michigan, Unsec. Sub.
   Deb., 8.25%, 11/01/24(a)                             140,000          172,847
RBD Capital S.A. (Luxembourg), Euro
   Notes, 6.50%, 08/11/08(a)                            110,000          111,197

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
DIVERSIFIED BANKS-(CONTINUED)
RBS Capital Trust III, Jr. Gtd. Sub.
   Trust Pfd. Global Capital
   Securities, 5.51%(a)(e)                           $  120,000   $      119,046
Sumitomo Mitsui Banking Corp. (Japan),
   Sub. Second Tier Euro Notes,
   8.15%(a)(e)                                          280,000          289,559
VTB Capital S.A. (Russia), Sr.
   Floating Rate Notes, 6.10%,
   09/21/07 (Acquired 12/14/05; Cost
   $230,000)(a)(c)(d)                                   230,000          230,632
                                                                  --------------
                                                                       3,744,240
                                                                  --------------
DIVERSIFIED CHEMICALS-0.44%
Hercules Inc., Unsec. Putable Deb.,
   6.60%, 08/01/07(a)                                   200,000          200,840
                                                                  --------------
DIVERSIFIED METALS & MINING-0.32%
Reynolds Metals Co., Medium Term
   Notes, 7.00%, 05/15/09(a)                            141,000          143,656
                                                                  --------------
DIVERSIFIED REIT'S-0.42%
Vornado Realty L.P., Sr. Unsec. Unsub.
   Notes, 5.63%, 06/15/07(a)                            190,000          190,013
                                                                  --------------
ELECTRIC UTILITIES-1.74%
Mission Energy Holding Co., Sr. Sec.
   Global Notes, 13.50%, 07/15/08(a)                    160,000          174,800
Pacific Gas & Electric Co., Sr. Unsec.
   Unsub. Notes, 5.80%, 03/01/37(a)                     230,000          222,254
PacifiCorp, First Mortgage Bonds,
   5.75%, 04/01/37(a)                                   400,000          394,024
                                                                  --------------
                                                                         791,078
                                                                  --------------
FOOD RETAIL-0.94%
Delhaize America, Inc., Unsec. Notes,
   7.55%, 04/15/07(a)                                   100,000          100,068
Kroger Co. (The), Notes, 7.80%,
   08/15/07(a)                                          240,000          241,946
Safeway Inc., Sr. Unsec. Notes, 7.00%,
   09/15/07(a)                                           88,000           88,539
                                                                  --------------
                                                                         430,553
                                                                  --------------
GENERAL MERCHANDISE STORES-0.18%
Pantry, Inc. (The), Sr. Sub. Global
   Notes, 7.75%, 02/15/14(a)                             80,000           81,300
                                                                  --------------
HEALTH CARE DISTRIBUTORS-0.22%
McKesson Corp., Unsec. Unsub. Notes,
   6.40%, 03/01/08(a)                                   100,000          100,846
                                                                  --------------
HEALTH CARE SERVICES-0.34%
Orlando Lutheran Towers Inc., Bonds,
   7.75%, 07/01/11(a)                                   155,000          154,256
                                                                  --------------
HOME FURNISHINGS-0.22%
Mohawk Industries, Inc.-Series C,
   Unsec. Global Notes, 6.50%,
   04/15/07(a)                                          100,000          100,030
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Diversified Income Fund

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
HOMEBUILDING-0.93%
D.R. Horton, Inc.,
   Sr. Unsec. Gtd. Notes,
   8.00%, 02/01/09(a)                                $  200,000   $      207,752
   Sr. Unsec. Notes,
   7.88%, 08/15/11(a)                                   200,000          214,454
                                                                  --------------
                                                                         422,206
                                                                  --------------
HOTELS, RESORTS & CRUISE LINES-0.36%
Starwood Hotels & Resorts Worldwide,
   Inc., Sr. Gtd. Global Notes, 7.38%,
   05/01/07(a)                                          164,000          163,898
                                                                  --------------
INTEGRATED OIL & GAS-1.92%
ConocoPhillips, Unsec. Deb., 7.13%,
   03/15/28(a)                                          300,000          312,219
Husky Oil Ltd. (Canada), Yankee Bonds,
   8.90%, 08/15/28(a)                                   540,000          560,925
                                                                  --------------
                                                                         873,144
                                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES-6.33%
CenturyTel, Inc.-Series F, Sr. Unsec.
   Notes, 6.30%, 01/15/08(a)                            190,000          191,163
Embarq Corp.,
   Sr. Unsec. Notes,
   7.08%, 06/01/16(a)                                   230,000          235,235
   8.00%, 06/01/36(a)                                   380,000          393,289
Pacific Bell, Unsec. Deb., 7.38%,
   07/15/43(a)                                          380,000          393,760
Telecom Italia Capital S.A. (Italy),
   Sr. Unsec. Gtd. Global Notes,
   4.00%, 11/15/08(a)                                   230,000          225,340
TELUS Corp. (Canada), Yankee Notes,
   7.50%, 06/01/07(a)                                   250,000          250,762
Verizon California Inc.-Series G,
   Unsec. Deb., 5.50%, 01/15/09(a)                      160,000          160,850
Verizon Communications Inc., Sr.
   Unsec. Notes, 6.25%, 04/01/37(a)                     230,000          229,487
Verizon New York Inc., Unsec. Deb.,
   7.00%, 12/01/33(a)                                   180,000          186,917
Verizon Virginia Inc.-Series A, Unsec.
   Global Deb., 4.63%, 03/15/13(a)                      648,000          615,529
                                                                  --------------
                                                                       2,882,332
                                                                  --------------
INTERNET RETAIL-1.06%
Expedia, Inc., Sr. Unsec. Gtd. Putable
   Global Notes, 7.46%, 08/15/13(a)                     465,000          482,312
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-0.16%
Dryden Investor Trust, Bonds, 7.16%,
   07/23/08 (Acquired 04/10/06; Cost
   $23,671)(a)(c)                                        23,253           23,480
Jefferies Group, Inc.-Series B, Sr.
   Unsec. Notes, 7.50%, 08/15/07(a)                      50,000           50,385
                                                                  --------------
                                                                          73,865
                                                                  --------------

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
LIFE & HEALTH INSURANCE-3.82%
Americo Life Inc., Notes, 7.88%,
   05/01/13 (Acquired 04/25/03; Cost
   $93,875)(a)(c)                                    $   95,000   $       98,563
Lincoln National Corp., Jr. Unsec.
   Sub. Bonds, 6.05%, 04/20/67(a)                        80,000           78,548
Prudential Holdings, LLC-Series B,
   Bonds, (INS-Financial Security
   Assurance Inc.) 7.25%, 12/18/23
   (Acquired 01/22/04-01/29/04; Cost
   $588,417)(a)(b)(c)                                   500,000          580,055
Sun Life Canada (U.S.) Capital Trust,
   Gtd. Trust Pfd. Capital Securities,
   8.53% (Acquired 02/13/06-03/19/07;
   Cost $994,027)(a)(c)(e)                              940,000          981,980
                                                                  --------------
                                                                       1,739,146
                                                                  --------------
MANAGED HEALTH CARE-0.29%
Cigna Corp., Unsec. Notes, 7.40%,
   05/15/07(a)                                          130,000          130,281
                                                                  --------------
METAL & GLASS CONTAINERS-0.32%
Owens-Brockway Glass Container Inc.,
   Sr. Unsec. Gtd. Global Notes,
   8.25%, 05/15/13(a)                                   140,000          146,125
                                                                  --------------
MOVIES & ENTERTAINMENT-0.53%
Time Warner Inc., Sr. Unsec. Gtd.
   Deb., 6.50%, 11/15/36(a)                             240,000          239,542
                                                                  --------------
MULTI-UTILITIES-2.24%
Ameren Corp., Bonds, 4.26%, 05/15/07(a)                 275,000          274,516
Dominion Capital Trust I, Jr. Unsec.
   Gtd. Trust Pfd. Capital Securities,
   7.83%, 12/01/27(a)                                   400,000          418,284
Dominion Resources, Inc.-Series D, Sr.
   Floating Rate Notes, 5.65%,
   09/28/07(a)(d)                                       190,000          190,154
Duke Energy Indiana, Inc., Unsec.
   Deb., 7.85%, 10/15/07(a)                              65,000           65,785
Sempra Energy, Sr. Notes, 4.62%,
   05/17/07(a)                                           70,000           69,931
                                                                  --------------
                                                                       1,018,670
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-0.08%
PHI Inc., Sr. Unsec. Gtd. Global
   Notes, 7.13%, 04/15/13(a)                             40,000           38,400
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION-3.28%
Canadian Natural Resources Ltd.
   (Canada), Unsec. Global Notes,
   6.25%, 03/15/38(a)                                   230,000          226,451
Pemex Project Funding Master Trust,
   Unsec. Gtd. Unsub. Global Notes,
   5.75%, 12/15/15(a)                                   325,000          326,235
   8.63%, 02/01/22(a)                                   675,000          840,341
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Diversified Income Fund

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                    ----------    --------------
OIL & GAS EXPLORATION & PRODUCTION-(CONTINUED)
Talisman Energy Inc. (Canada),
   Unsec. Unsub. Yankee Deb.,
   7.13%, 06/01/07(a)                               $  100,000    $      100,206
                                                                  --------------
                                                                       1,493,233
                                                                  --------------
OIL & GAS REFINING & MARKETING-
   0.52%
Premcor Refining Group Inc.
   (The), Sr. Unsec. Global Notes,,
   9.50%, 02/01/13(a)                                  220,000           236,724
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-
   11.15%
BankAmerica Capital II-Series 2,
   Jr. Unsec. Gtd. Sub. Trust Pfd.
   Capital Securities, 8.00%,
   12/15/26(a)                                         130,000           135,671
BankAmerica Capital III, Gtd.
   Floating Rate Trust Pfd. Capital
   Securities, 5.93%, 01/15/27(a)(d)                   410,000           399,428
General Electric Capital Corp.,
   Unsec. Floating Rate Putable
   Deb., 5.10%, 09/01/07(a)(d)                          50,000            49,617
Mantis Reef Ltd. (Australia),
   Notes, 4.69%, 11/14/08
   (Acquired 02/23/07; Cost
   $316,109)(a)(c)                                     320,000           315,760
Mizuho JGB Investment LLC-
   Series A, Sub. Bonds, 9.87%
   (Acquired 06/16/04-03/03/06;
   Cost $787,636)(a)(c)(e)                             700,000           738,290
NB Capital Trust IV, Jr. Gtd. Sub.
   Trust Pfd. Capital Securities,
   8.25%, 04/15/27(a)                                  280,000           292,006
Pemex Finance Ltd. (Mexico),
   Sr. Unsec. Global Notes,
   8.02%, 05/15/07(a)                                   42,500            42,619
   Series 1999-2, Class A1,
   Global Bonds,
   9.69%, 08/15/09(a)                                  335,000           351,244
Regional Diversified Funding (Cayman Islands),
   Sr. Notes,
   9.25%, 03/15/30 (Acquired
   01/10/03-09/22/04; Cost
   $525,327)(a)(c)                                     453,889           511,737
   Class A-1a,
   Sr. Floating Rate Notes,
   5.69%, 01/25/36 (Acquired
   03/21/05; Cost $467,720)(a)(c)(d)(f)                467,720           450,920
Residential Capital LLC,
   Sr. Unsec. Floating Rate Global Notes,
   6.73%, 06/29/07(a)(d)                               520,000           520,563
   Sr. Unsec. Gtd. Floating Rate Notes,
   5.84%, 06/09/08(a)(d)                               395,000           390,968
Twin Reefs Pass-Through Trust,
   Floating Rate Pass Through
   Ctfs., 6.32% (Acquired
   12/07/04-04/03/06; Cost
   $300,332)(a)(c)(d)(e)                               300,000           301,035
                                                                  --------------

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                    ----------    --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)
Two-Rock Pass-Through Trust
   (Bermuda), Floating Rate Pass
   Through Ctfs., 6.30% (Acquired
   11/10/06; Cost
   $220,260)(a)(c)(d)(e)                            $  220,000    $      216,722
UFJ Finance Aruba AEC (Aruba),
   Gtd. Sub. Second Tier Euro
   Bonds, 8.75%(a)(e)                                  250,000           263,267
Windsor Financing LLC, Sr. Gtd.
   Notes, 5.88%, 07/15/17
   (Acquired 02/07/06; Cost
   $100,107)(a)(c)                                     100,107           100,640
                                                                  --------------
                                                                       5,080,487
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-
   6.38%
First American Capital Trust I, Gtd.
   Trust Pfd. Capital Securities,
   8.50%, 04/15/12(a)                                  790,000           877,453
North Front Pass-Through Trust,
   Bonds, 5.81%, 12/15/24
   (Acquired 12/08/04; Cost
   $351,994)(a)(c)                                     350,000           346,175
Oil Casualty Insurance Ltd.
   (Bermuda), Unsec. Sub. Deb.,
   8.00%, 09/15/34 (Acquired
   04/29/05-06/09/05; Cost
   $352,536)(a)(c)                                     330,000           326,736
Oil Insurance Ltd., Notes, 7.56%
   (Acquired 06/15/06; Cost
   $870,000)(a)(c)(e)                                  870,000           916,719
Safeco Capital Trust I, Gtd. Trust
   Pfd. Capital Securities, 8.07%,
   07/15/37(a)                                         420,000           440,660
                                                                  --------------
                                                                       2,907,743
                                                                  --------------
PUBLISHING-0.24%
Belo Corp., Sr. Unsec.Unsub.
   Notes, 7.13%, 06/01/07(a)                           110,000           110,297
                                                                  --------------
REAL ESTATE MANAGEMENT &
   DEVELOPMENT-0.87%
Realogy Corp.,
   Sr. Floating Rate Notes,
   6.06%, 10/20/09 (Acquired
   10/13/06; Cost $45,000)(a)(c)(d)                     45,000            45,028
   Sr. Notes,
   6.50%, 10/15/16 (Acquired
   10/13/06-10/16/06; Cost
   $340,659)(a)(c)                                     340,000           352,570
                                                                  --------------
                                                                         397,598
                                                                  --------------
REGIONAL BANKS-3.63%
Amsouth Bank N.A.-Series AI,
   Unsec. Sub. Notes, 6.45%,
   02/01/08 (Acquired 02/20/07;
   Cost $191,678)(a)(c)                                190,000           192,324
Cullen/Frost Capital Trust I, Jr.
   Unsec. Gtd. Sub. Floating Rate
   Notes, 6.91%, 03/01/34(a)(d)                        600,000           613,254
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Diversified Income Fund

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                    ----------    --------------
REGIONAL BANKS-(CONTINUED)
Greater Bay Bancorp-Series B, Sr.
   Notes, 5.25%, 03/31/08(a)                        $   85,000    $       84,549
PNC Capital Trust C, Gtd. Floating
   Rate Trust Pfd. Capital
   Securities, 5.93%, 06/01/28(a)(d)                   100,000            96,645
TCF National Bank, Sub. Notes,
   5.00%, 06/15/14(a)                                  175,000           173,035
Western Financial Bank, Unsec.
   Sub. Deb., 9.63%, 05/15/12(a)                       450,000           494,626
                                                                  --------------
                                                                       1,654,433
                                                                  --------------
REINSURANCE-1.87%
Reinsurance Group of America,
   Inc., Jr. Unsec. Sub. Deb.,
   6.75%, 12/15/65(a)                                  380,000           380,087
Stingray Pass-Through Trust, Pass
   Through Ctfs., 5.90%, 01/12/15
   (Acquired 01/07/05-11/03/05;
   Cost $493,840)(a)(c)                                500,000           470,635
                                                                  --------------
                                                                         850,722
                                                                  --------------
SOVEREIGN DEBT-0.72%
Russian Federation (Russia)-
   REGS, Unsec. Unsub. Euro
   Bonds, 10.00%, 06/26/07
   (Acquired 05/14/04; Cost
   $364,406)(a)(c)                                     325,000           328,835
                                                                  --------------
SPECIALIZED REIT'S-1.29%
Health Care Property Investors, Inc.,
   Notes,
   5.63%, 05/01/17(a)                                  180,000           173,974
   Sr. Sec. Floating Rate Medium Term Notes,
   5.80%, 09/15/08(a)(d)                               240,000           240,619
Health Care REIT, Inc., Sr. Notes,
   5.88%, 05/15/15(a)                                  175,000           172,786
                                                                  --------------
                                                                         587,379
                                                                  --------------
THRIFTS & MORTGAGE FINANCE-1.70%
Dime Capital Trust I-Series A, Gtd.
   Trust Pfd. Capital Securities,
   9.33%, 05/06/27(a)                                  110,000           115,694
Greenpoint Capital Trust I, Gtd.
   Sub. Trust Pfd. Capital
   Securities, 9.10%, 06/01/27(a)                      275,000           289,289
Telebanc Capital Trust I, Gtd. Trust
   Pfd. Capital Securities, 11.00%,
   06/01/27(a)                                         240,000           264,561
Washington Mutual Capital I, Gtd.
   Sub. Trust Pfd. Capital
   Securities, 8.38%, 06/01/27(a)                      100,000           104,688
                                                                  --------------
                                                                         774,232
                                                                  --------------
TRADING COMPANIES & DISTRIBUTORS-
   1.08%
Western Power Distribution Holdings Ltd. (United Kingdom),
   Unsec. Unsub. Notes,
   6.88%, 12/15/07 (Acquired
   01/12/07; Cost $80,832)(a)(c)                        80,000            80,414
                                                                  --------------

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                    ----------    --------------
TRADING COMPANIES & DISTRIBUTORS-(CONTINUED)
   7.38%, 12/15/28 (Acquired
   01/25/05-03/03/05; Cost
   $428,237)(a)(c)                                  $  375,000    $      411,068
                                                                  --------------
                                                                         491,482
                                                                  --------------
TRUCKING-1.49%
Roadway Corp., Sr. Sec. Gtd.
   Global Notes, 8.25%, 12/01/08(a)                    650,000           676,572
                                                                  --------------
WIRELESS TELECOMMUNICATION
   SERVICES-2.05%
Alamosa Delaware Inc., Sr. Gtd.
   Global Notes, 8.50%, 01/31/12(a)                    190,000           201,590
Sprint Capital Corp., Sr. Unsec.
   Gtd. Global Notes, 6.13%,
   11/15/08(a)                                         230,000           233,004
Sprint Nextel Corp., Deb., 9.25%,
   04/15/22(a)                                         235,000           282,479
Vodafone Group PLC (United Kingdom),
   Unsec. Global Bonds,
   6.15%, 02/27/37(a)                                   90,000            87,317
   Unsec. Global Notes,
   5.63%, 02/27/17(a)                                  130,000           129,210
                                                                  --------------
                                                                         933,600
                                                                  --------------
      Total Bonds & Notes
         (Cost $38,366,509)                                           38,109,142
                                                                  --------------
ASSET-BACKED SECURITIES-5.20%
COLLATERALIZED MORTGAGE OBLIGATIONS-
   0.26%
Federal Home Loan Bank System
   (FHLB)-Series TQ-2015, Class
   A, Pass Through Ctfs., 5.07%,
   10/20/15(a)                                         119,809           120,232
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-
   4.94%
Citicorp Lease Pass-Through Trust-
   Series 1999-1, Class A2, Pass
   Through Ctfs., 8.04%, 12/15/19
   (Acquired 07/14/00-07/27/05;
   Cost $781,505)(a)(c)                                675,000           795,733
Patrons' Legacy 2003-III-LILACS-
   III-A, Ctfs., 5.65%, 01/17/17
   (Acquired 11/04/04; Cost
   $487,214)(c)(f)                                     475,141           474,103
Patrons' Legacy 2004-1-LILACS-
   1-Series A, Ctfs., 6.67%,
   03/04/19 (Acquired 04/30/04;
   Cost $972,222)(c)(f)                                972,222           978,590
                                                                  --------------
                                                                       2,248,426
                                                                  --------------
      Total Asset-Backed Securities
         (Cost $2,348,277)                                             2,368,658
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Diversified Income Fund

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                    ----------    --------------
MUNICIPAL OBLIGATIONS-3.51%
Detroit (City of), Michigan; Series 2005
   A-1, Taxable Capital Improvement
   Limited Tax GO,
(INS-Ambac Assurance Corp.)
   4.96%, 04/01/20 (a)(b)                           $  130,000    $      124,267
Florida (State of) Development Finance
   Corp. (Palm Bay Academy Inc.) Series
   2006 B, Taxable RB,
7.50%, 05/15/17 (a)                                     65,000            64,313
Indianapolis (City of), Indiana Local Public Improvement Bond Bank;
   Series 2005 A,
   Taxable RB,
   5.22%, 07/15/20(a)                                  125,000           122,760
   5.28%, 01/15/22(a)                                  100,000            97,983
Industry (City of), California Urban
   Development Agency (Project 3);
   Series 2003, Taxable Allocation RB,
(INS-MBIA Insurance Corp.)
   6.10%, 05/01/24 (a)(b)                              650,000           666,107
Phoenix (City of), Arizona Civic Improvement Corp.;
   Series 2004,
   Taxable Rental Car Facility Charge RB (INS-Financial Guaranty
   Insurance Co.),
   3.69%, 07/01/07(a)(b)                               225,000           224,109
   4.21%, 07/01/08(a)(b)                               300,000           297,090
                                                                  --------------
      Total Municipal Obligations
         (Cost $1,609,695)                                             1,596,629
                                                                  --------------
U.S. MORTGAGE-BACKED SECURITIES-
   2.40%
FEDERAL HOME LOAN MORTGAGE CORP.
   (FHLMC)-0.89%
   Pass Through Ctfs.,
   8.50%, 03/01/10(a)                                      166               167
   6.50%, 05/01/16 to 08/01/32(a)                       28,967            29,784
   6.00%, 05/01/17 to 11/01/33(a)                      271,756           275,579
   5.50%, 09/01/17(a)                                   97,624            98,098
                                                                  --------------
                                                                         403,628
                                                                  --------------
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION (FNMA)-0.93%
   Pass Through Ctfs.,
   7.00%, 02/01/16 to 09/01/32(a)                       46,778            48,606
   6.50%, 05/01/16 to 10/01/35(a)                       70,530            72,572
   5.00%, 11/01/18(a)                                   89,253            88,284
   7.50%, 04/01/29 to 10/01/29(a)                      104,403           109,516
   6.50%, 05/01/31(a)                                   97,045(g)         99,989
   8.00%, 04/01/32(a)                                    6,265             6,623
                                                                  --------------
                                                                         425,590
                                                                  --------------
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (GNMA)-0.58%
   Pass Through Ctfs.,
   7.50%, 06/15/23(a)                                   19,603            20,461
   8.50%, 11/15/24(a)                                   19,872            21,501
                                                                  --------------

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                    ----------    --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-
   (CONTINUED)
   7.00%, 07/15/31 to 08/15/31(a)                   $    4,820    $        5,043
   6.50%, 11/15/31 to 09/15/32(a)                       39,184            40,320
   6.00%, 12/15/31 to 11/15/32(a)                       56,978            57,886
   5.50%, 02/15/34(a)                                  119,352(g)        118,858
                                                                  --------------
                                                                         264,069
                                                                  --------------
      Total U.S. Mortgage-Backed Securities
         (Cost $1,103,044)                                             1,093,287
                                                                  --------------

                                                      SHARES
                                                    ----------
PREFERRED STOCKS-1.08%
LIFE & HEALTH INSURANCE-0.42%
Aegon N.V., 6.38% Pfd. (Netherlands)                     7,500           193,650
                                                                  --------------
WIRELESS TELECOMMUNICATION
   SERVICES-0.66%
Telephone & Data Systems, Inc. -Series
   A, 7.60% Pfd.                                        12,000           299,640
                                                                  --------------
      Total Preferred Stocks                                             493,290
         (Cost $495,000)
                                                                  --------------

                                                     PRINCIPAL
                                                      AMOUNT
                                                    ----------
COMMERCIAL PAPER-0.88%
BROADCASTING & CABLE TV-0.88%
Cox Communications Inc., Floating
   Rate Commercial Paper, 5.61%,
   08/15/07 (Acquired 08/15/07;
   Cost $400,000)
   (a)(c)(d)                                        $  400,000           400,095
                                                                  --------------
U.S. GOVERNMENT AGENCY SECURITIES-
   0.65%
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION (FNMA)-0.65%
Unsec. Floating Rate Global Notes,
   3.68%, 02/17/09
   (Cost $300,000)(a)(d)                               300,000           297,894
                                                                  --------------

                                                      SHARES
                                                    ----------
COMMON STOCKS & OTHER EQUITY
   INTERESTS-0.20%
BROADCASTING & CABLE TV-0.20%
Adelphia Business Solutions (h)                            381            30,937
Adelphia Recovery Trust -Series ACC-
   1 INT (h)                                            87,413             8,414
Time Warner Cable, Inc.-Class A (h)                      1,324            49,610
                                                                  --------------
                                                                          88,961
                                                                  --------------
INTEGRATED TELECOMMUNICATION
   SERVICES-0.00%
NTELOS Inc. -Wts., expiring 08/15/10
   (Acquired 11/15/00; Cost $0)(c)(f)(i)(j)                275                 0
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Diversified Income Fund

                                                      SHARES           VALUE
                                                    ----------    --------------
      Total Common Stocks & Other Equity
         Interests
         (Cost $91,575)                                                   88,961
MONEY MARKET FUNDS-0.43%
Liquid Assets Portfolio -Institutional
   Class (k)                                            97,951            97,951
Premier Portfolio -Institutional Class (k)              97,951            97,951
                                                                  --------------
      Total Money Market Funds
         (Cost $195,902)                                                 195,902
                                                                  --------------
TOTAL INVESTMENTS-98.02%
   (Cost $44,910,002)                                                 44,643,858
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-1.98%                                      900,566
                                                                  --------------
NET ASSETS-100.00%                                                $   45,544,424
                                                                  ==============

Investment Abbreviations:

Ctfs.  -- Certificates

Deb.   -- Debentures

GO     -- General Obligation Bonds

Gtd.   -- Guaranteed

INS    -- Insurer

Jr.    -- Junior

LILACS -- Life Insurance and Life Annuities Based Certificates

Pfd.   -- Preferred

RB     -- Revenue Bonds

REGS   -- Regulation S

REIT   -- Real Estate Investment Trust

Sec.   -- Secured

Sr.    -- Senior

Sub.   -- Subordinated

Unsec. -- Unsecured

Unsub. -- Unsubordinated

Wts.   -- Warrants

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at March 31, 2007 was $42,413,012, which represented 93.12% of the Fund's Net Assets. See
     Note 1A.

(b) Principal and/or interest payments are secured by the bond insurance company listed.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2007 was $12,991,443, which represented 28.52% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2007.

(e)  Perpetual bond with no specified maturity date.

(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at March 31, 2007 was $1,903,613, which represented 4.18% of the Fund's Net Assets.

(g) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 4.

(h) Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(i) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(j) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at March 31, 2007 represented 0.00% of the Fund's Net Assets. See Note 1A.

(k) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Diversified Income Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity and are recorded at amortized cost which approximates value.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securites traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM V.I. Diversified Income Fund

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may receive proceeds form litigation settlements involving Fund investments. Any proceeds received are included in the statement of operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the

AIM V.I. Diversified Income Fund

     Fund. A seller of a CDS is said to sell protection and thus would receive the fixed payment stream. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity If no credit event occurs, such Fund receives the fixed payment over the life of the agreement. As the seller, such Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. The Fund accrues for the fixed payments on swap agreements on a daily basis with the net amount accrued recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM V.I. Diversified Income Fund

G. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H. LOWER-RATED SECURITIES - The Fund may invest in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

I. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2007.

                                                                        CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION        VALUE      DIVIDEND     REALIZED
FUND                      12/31/06         COST           SALES       (DEPRECIATION)     03/31/07      INCOME     GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   ----------   -----------
Liquid Assets
   Portfolio-
   Institutional Class     $119,019     $2,386,513     $(2,407,581)         $--          $ 97,951      $3,250         $--
Premier Portfolio-
   Institutional Class      119,019      2,386,513      (2,407,581)          --            97,951       3,231          --
                           --------     ----------     -----------          ---          --------      ------         ---
   TOTAL INVESTMENTS
      IN AFFILIATES        $238,038     $4,773,026     $(4,815,162)         $--          $195,902      $6,481         $--
                           ========     ==========     ===========          ===          ========      ======         ===

NOTE 3 -- FOREIGN CURRENCY CONTRACTS

                 CLOSED FOREIGN CURRENCY CONTRACTS AT PERIOD END

                                  CONTRACT TO
        CLOSED           ----------------------------     VALUE    REALIZED
         DATE              DELIVER         RECEIVE      03/31/07     GAIN
        ------           -----------   --------------   --------   --------
       02/26/07          USD 187,602   JPY 22,500,000   $190,678    $3,076

CURRENCY ABBREVIATIONS:

JPY - JAPANESE YEN

USD - UNITED STATES DOLLAR

AIM V.I. Diversified Income Fund

NOTE 4 -- FUTURES CONTRACTS

On March 31, 2007, $216,397 principal amount of U.S. mortgage-backed obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                                                                          UNREALIZED
                               NUMBER OF      MONTH/         VALUE       APPRECIATION
       CONTRACT                CONTRACTS    COMMITMENT      03/31/07    (DEPRECIATION)
       --------                ---------   ------------   -----------   --------------
Long Gilt                          10      June-07/Long   $ 2,121,518      $(25,886)
U.S. Treasury 2 Year Notes         42      June-07/Long     8,605,406        27,468
U.S. Treasury 5 Year Notes         63      June-07/Long     6,665,203         4,350
U.S. Treasury 10 Year Notes        59      June-07/Long     6,379,375        32,227
U.S. Treasury 30 Year Bonds        20      June-07/Long     2,225,000        (4,936)
                                                          -----------      --------
                                                          $25,996,502      $ 33,223
                                                          ===========      ========

NOTE 5 - CREDIT DEFAULT SWAP AGREEMENTS

                OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD END

                                                                                    NOTIONAL     UNREALIZED
                                           BUY/SELL    (PAY)/RECEIVE   EXPIRATION    AMOUNT     APPRECIATION
     COUNTERPARTY  REFERENCE ENTITY       PROTECTION     FIXED RATE       DATE        (000)    (DEPRECIATION)
     ------------  ----------------       ----------   -------------   ----------   --------   --------------
Lehman Brothers,      Dow Jones
   Inc.             CDX.NA.IG Index           Buy         (0.40)%       12/20/11     $1,000        $(132)

NOTE 6 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $9,595,933 and $11,764,106, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities            $ 359,292
Aggregate unrealized (depreciation) of investment securities           (621,818)
                                                                      ---------
Net unrealized appreciation (depreciation) of investment securities   $(262,526)
                                                                      =========

Cost of investments for tax purposes is $44,906,384.

                             AIM V.I. DYNAMICS FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   I-VIDYN-QTR-1 3/07   A I M Advisors, inc.

AIM V.I. Dynamics Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS-97.99%
ADVERTISING-1.82%
Clear Channel Outdoor Holdings, Inc. -
   Class A (a)                                           36,422   $      958,263
Focus Media Holding Ltd. -ADR
   (China)(a)                                           16,558         1,299,140
                                                                  --------------
                                                                       2,257,403
                                                                  --------------
AEROSPACE & DEFENSE-4.15%
Armor Holdings, Inc. (a)                                 20,046        1,349,697
Precision Castparts Corp.                                23,126        2,406,260
Spirit Aerosystems Holdings Inc. -Class
   A (a)                                                 43,509        1,385,762
                                                                  --------------
                                                                       5,141,719
                                                                  --------------
AGRICULTURAL PRODUCTS-1.30%
Bunge Ltd.                                               11,400          937,308
Corn Products International, Inc.                        18,722          666,316
                                                                  --------------
                                                                       1,603,624
                                                                  --------------
AIR FREIGHT & LOGISTICS-1.00%
UTI Worldwide, Inc.                                      50,566        1,242,912
                                                                  --------------
ALTERNATIVE CARRIERS-0.92%
Level 3 Communications, Inc. (a)                        186,210        1,135,881
                                                                  --------------
APPAREL RETAIL-2.35%
Abercrombie & Fitch Co. -Class A                         16,446        1,244,633
Aeropostale, Inc. (a)                                    17,189          691,514
Ross Stores, Inc.                                        28,390          976,616
                                                                  --------------
                                                                       2,912,763
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY
   GOODS-3.08%
Carter's, Inc. (a)                                       33,659          852,919
Coach, Inc. (a)                                          22,879        1,145,094
Polo Ralph Lauren Corp.                                  20,536        1,810,248
                                                                  --------------
                                                                       3,808,261
                                                                  --------------
APPLICATION SOFTWARE-3.83%
Amdocs Ltd. (a)                                          32,363        1,180,602
Cadence Design Systems, Inc. (a)                         63,003        1,326,843
Citrix Systems, Inc. (a)                                 39,888        1,277,613
TIBCO Software Inc. (a)                                 112,711          960,298
                                                                  --------------
                                                                       4,745,356
                                                                  --------------
ASSET MANAGEMENT & CUSTODY
   BANKS-0.64%
AllianceBernstein Holding L.P.                            8,928          790,128
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
BIOTECHNOLOGY-1.90%
Cephalon, Inc. (a)(b)                                    17,300   $    1,231,933
Human Genome Sciences, Inc. (a)                          58,000          615,960
Vertex Pharmaceuticals Inc. (a)                          18,000          504,720
                                                                  --------------
                                                                       2,352,613
                                                                  --------------
BROADCASTING & CABLE TV-0.29%
XM Satellite Radio Holdings Inc. -
   Class A (a)                                           27,969          361,359
                                                                  --------------
BUILDING PRODUCTS-0.45%
NCI Building Systems, Inc. (a)                           11,715          559,274
                                                                  --------------
CASINOS & GAMING-1.77%
International Game Technology                            15,696          633,805
Scientific Games Corp. -Class A (a)                      47,281        1,552,235
                                                                  --------------
                                                                       2,186,040
                                                                  --------------
COMMUNICATIONS EQUIPMENT-1.21%
Comverse Technology, Inc. (a)                            30,711          655,680
Riverbed Technology, Inc. (a)(b)                         30,376          839,592
                                                                  --------------
                                                                       1,495,272
                                                                  --------------
COMPUTER HARDWARE-0.54%
NCR Corp. (a)                                            13,906          664,290
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS-
   2.97%
Logitech International S.A.
   (Switzerland)(a)(c)                                   25,861          719,418
Network Appliance, Inc. (a)                              16,690          609,519
QLogic Corp. (a)                                         70,102        1,191,734
Seagate Technology                                       49,754        1,159,268
                                                                  --------------
                                                                       3,679,939
                                                                  --------------
CONSTRUCTION & ENGINEERING-1.31%
Foster Wheeler Ltd. (a)                                  27,692        1,616,936
                                                                  --------------
CONSTRUCTION & FARM MACHINERY &
   HEAVY TRUCKS-0.60%
Joy Global Inc.                                          17,448          748,519
                                                                  --------------
CONSUMER ELECTRONICS-0.97%
Harman International Industries, Inc.                    12,513        1,202,249
                                                                  --------------
DATA PROCESSING & OUTSOURCED
   SERVICES-2.28%
Alliance Data Systems Corp. (a)                          19,127        1,178,606
Fidelity National Information Services,
   Inc                                                   27,829        1,265,106
Global Payments Inc.                                     11,192          381,200
                                                                  --------------
                                                                       2,824,912
                                                                  --------------

AIM V.I. Dynamics Fund

                                                       SHARES          VALUE
                                                     ----------   --------------

DIVERSIFIED COMMERCIAL &
   PROFESSIONAL SERVICES-2.59%
Corrections Corp. of America (a)                         34,267   $    1,809,640
IHS Inc. -Class A (a)                                    33,961        1,396,137
                                                                  --------------
                                                                       3,205,777
                                                                  --------------
DIVERSIFIED METALS & MINING-0.53%
Titanium Metals Corp. (a)                                18,413          660,658
                                                                  --------------
DRUG RETAIL-0.98%
Shoppers Drug Mart Corp. (Canada)                        27,336        1,213,671
                                                                  --------------
ELECTRICAL COMPONENTS &
   EQUIPMENT-1.97%
Acuity Brands, Inc.                                      22,084        1,202,253
Cooper Industries, Ltd. -Class A                         27,384        1,232,006
                                                                  --------------
                                                                       2,434,259
                                                                  --------------
ELECTRONIC EQUIPMENT
   MANUFACTURERS-2.06%
Agilent Technologies, Inc. (a)                           39,908        1,344,500
Amphenol Corp. -Class A                                  18,682        1,206,297
                                                                  --------------
                                                                       2,550,797
                                                                  --------------
FERTILIZERS & AGRICULTURAL CHEMICALS-
   0.67%
Potash Corp. of Saskatchewan Inc.
   (Canada)                                               5,146          823,000
                                                                  --------------
GENERAL MERCHANDISE STORES-0.59%
Dollar Tree Stores, Inc. (a)                             19,005          726,751
                                                                  --------------
HEALTH CARE DISTRIBUTORS-1.05%
Schein (Henry), Inc. (a)                                 23,600        1,302,248
                                                                  --------------
HEALTH CARE EQUIPMENT-1.33%
Accuray Inc. (a)                                          9,722          216,217
Hologic, Inc. (a)                                        11,000          634,040
Intuitive Surgical, Inc. (a)                              6,500          790,205
                                                                  --------------
                                                                       1,640,462
                                                                  --------------
HEALTH CARE FACILITIES-0.98%
Psychiatric Solutions, Inc. (a)(b)                       30,100        1,213,331
                                                                  --------------
HEALTH CARE SERVICES-0.84%
Healthways, Inc. (a)                                     22,300        1,042,525
                                                                  --------------
HEALTH CARE TECHNOLOGY-0.98%
Cerner Corp. (a)                                         22,200        1,208,790
                                                                  --------------
HOTELS, RESORTS & CRUISE LINES-
   2.01%
Hilton Hotels Corp.                                      34,335        1,234,687
Starwood Hotels & Resorts Worldwide, Inc.                19,371        1,256,209
                                                                  --------------
                                                                       2,490,896
                                                                  --------------
HOUSEWARES & SPECIALTIES-1.04%
Jarden Corp. (a)(b)                                      33,748        1,292,548
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
HUMAN RESOURCE & EMPLOYMENT
    SERVICES-0.48%
Monster Worldwide Inc. (a)                               12,645   $      598,994
                                                                  --------------
INDEPENDENT POWER PRODUCERS &
   ENERGY TRADERS-1.07%
KGEN Power Corp. (Acquired
   01/12/07; Cost $1,030,218)(a)(d)                      73,587        1,324,566
                                                                  --------------
INDUSTRIAL CONGLOMERATES-1.03%
McDermott International, Inc. (a)                        26,115        1,279,113
                                                                  --------------
INDUSTRIAL MACHINERY-1.03%
Kaydon Corp.                                             29,876        1,271,523
                                                                  --------------
INTERNET SOFTWARE & SERVICES-0.54%
Digital River, Inc. (a)                                  12,055          666,039
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-2.56%
FBR Capital Markets Corp. (Acquired
   07/14/06; Cost $690,000)(a)(d)                        46,000          701,500
Lazard Ltd. -Class A  (Bermuda)                          25,571        1,283,153
Schwab (Charles) Corp. (The)                             64,972        1,188,338
                                                                  --------------
                                                                       3,172,991
                                                                  --------------
IT CONSULTING & OTHER SERVICES-
   1.01%
Cognizant Technology Solutions Corp.
   -Class A (a)                                          14,198        1,253,257
                                                                  --------------
LIFE SCIENCES TOOLS & SERVICES-
   1.03%
Pharmaceutical Product Development,
   Inc.                                                  37,646        1,268,294
                                                                  --------------
MANAGED HEALTH CARE-1.56%
Aveta, Inc. (Acquired 12/21/05-
   05/22/06; Cost $1,300,095)(a)(d)                      90,000          720,000
Humana Inc. (a)                                          20,800        1,206,816
                                                                  --------------
                                                                       1,926,816
                                                                  --------------
MARINE-0.80%
American Commercial Lines Inc. (a)                       31,374          986,712
                                                                  --------------
METAL & GLASS CONTAINERS-0.51%
Owens-Illinois, Inc. (a)                                 24,273          625,515
                                                                  --------------
MORTGAGE REIT'S-1.55%
KKR Financial Corp.                                      34,332          941,727
RAIT Financial Trust                                     35,100          980,694
                                                                  --------------
                                                                       1,922,421
                                                                  --------------
OIL & GAS DRILLING-2.09%
ENSCO International Inc. (b)                             25,300        1,376,320
GlobalSantaFe Corp.                                      19,631        1,210,840
                                                                  --------------
                                                                       2,587,160
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-
   3.03%
Cameron International Corp. (a)                          22,251        1,397,140
National-Oilwell Varco Inc. (a)                          16,000        1,244,640
                                                                  --------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM V.I. Dynamics Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
OIL & GAS EQUIPMENT & SERVICES-(CONTINUED)
Weatherford International Ltd. (a)                       24,600   $    1,109,460
                                                                  --------------
                                                                       3,751,240
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION-
   2.05%
Rosetta Resources, Inc. (a)(e)                           62,106        1,275,657
Southwestern Energy Co. (a)                              30,693        1,257,799
                                                                  --------------
                                                                       2,533,456
                                                                  --------------
OIL & GAS STORAGE & TRANSPORTATION-
   1.02%
Williams Cos., Inc. (The)                                44,563        1,268,263
                                                                  --------------
PERSONAL PRODUCTS-0.96%
Bare Escentuals, Inc. (a)                                33,034        1,184,930
                                                                  --------------
PHARMACEUTICALS-4.52%
Adams Respiratory Therapeutics, Inc.
   (a)(b)                                                41,000        1,378,830
Allergan, Inc.                                            7,582          840,237
Barr Pharmaceuticals Inc. (a)                            23,100        1,070,685
Shire PLC (United Kingdom)                               50,000        1,032,127
Warner Chilcott Ltd. -Class A (a)                        86,000        1,273,660
                                                                  --------------
                                                                       5,595,539
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-
   1.86%
First American Corp.                                     23,351        1,184,363
LandAmerica Financial Group, Inc.                         4,087          302,070
OneBeacon Insurance Group Ltd.                           32,680          817,000
                                                                  --------------
                                                                       2,303,433
                                                                  --------------
REAL ESTATE MANAGEMENT &
   DEVELOPMENT-2.23%
CB Richard Ellis Group, Inc. -Class A
   (a)                                                   50,692        1,732,653
Meruelo Maddux Properties, Inc. (a)                     117,727        1,030,111
                                                                  --------------
                                                                       2,762,764
                                                                  --------------
REGIONAL BANKS-0.78%
Signature Bank (a)                                       29,606          963,379
                                                                  --------------
RESTAURANTS-1.08%
Burger King Holdings Inc.                                61,844        1,335,830
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-2.31%
KLA-Tencor Corp.                                         12,955          690,761
Lam Research Corp. (a)                                   19,522          924,171
MEMC Electronic Materials, Inc. (a)                      20,451        1,238,922
                                                                  --------------
                                                                       2,853,854
                                                                  --------------
SEMICONDUCTORS-0.93%
NVIDIA Corp. (a)                                         19,767          568,894
                                                                  --------------
ON Semiconductor Corp. (a)                               64,754          577,606
                                                                  --------------
                                                                       1,146,500
                                                                  --------------
SPECIALIZED FINANCE-1.56%
Chicago Mercantile Exchange Holdings
   Inc. -Class A                                          2,136        1,137,335
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
SPECIALIZED FINANCE-(CONTINUED)
IntercontinentalExchange Inc. (a)                         6,500   $      794,365
                                                                  --------------
                                                                       1,931,700
                                                                  --------------
SPECIALTY STORES-3.16%
Dick's Sporting Goods, Inc. (a)                          24,127        1,405,639
PetSmart, Inc.                                           40,493        1,334,649
Staples, Inc.                                            45,384        1,172,723
                                                                  --------------
                                                                       3,913,011
                                                                  --------------
STEEL-1.10%
Allegheny Technologies, Inc. (b)                         12,770        1,362,431
                                                                  --------------
THRIFTS & MORTGAGE FINANCE-0.07%
People's Choice Financial Corp.
   (Acquired 12/21/04-06/09/06; Cost
   $1,188,822)(a)(d)(e)                                 146,576           86,480
                                                                  --------------
TRADING COMPANIES & DISTRIBUTORS-
   0.95%
WESCO International, Inc. (a)                            18,696        1,173,735
                                                                  --------------
WIRELESS TELECOMMUNICATION
   SERVICES-4.12%
American Tower Corp. -Class A (a)                        31,251        1,217,226
Crown Castle International Corp. (a)                     36,536        1,173,902
Leap Wireless International, Inc. (a)                     9,794          646,208
NII Holdings Inc. (a)                                    27,736        2,057,457
                                                                  --------------
                                                                       5,094,793
                                                                  --------------
      Total Common Stocks & Other Equity
         Interests
         (Cost $107,399,346)                                         121,279,902
                                                                  --------------
MONEY MARKET FUNDS-2.02%
Liquid Assets Portfolio -Institutional
   Class (f)                                          1,247,852        1,247,852
Premier Portfolio -Institutional Class (f)            1,247,852        1,247,852
      Total Money Market Funds
         (Cost $2,495,704)                                             2,495,704
                                                                  --------------
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-100.01%
   (Cost $109,895,050)                                               123,775,606
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED
MONEY MARKET FUNDS-2.17%
Premier Portfolio -Institutional Class
   (f)(g)                                             2,686,765        2,686,765
                                                                  --------------
      Total Money Market Funds (purchased with
         cash collateral from securities loaned)
         (Cost $2,686,765)                                             2,686,765
                                                                  --------------
TOTAL INVESTMENTS-102.18%
   (Cost $112,581,815)                                               126,462,371
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(2.18)%                                 (2,697,627)
                                                                  --------------
NET ASSETS-100.00%                                                $  123,764,744
                                                                  --------------

Investment Abbreviations:

ADR -- American Depositary Receipt


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

AIM V.I. Dynamics Fund

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at March 31, 2007.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at March 31, 2007 represented 0.58% of the Fund's Net Assets. See Note 1A.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2007 was $2,832,546, which represented 2.29% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at March 31, 2007 was $1,362,137, which represented 1.10% of the Fund's Net Assets. See Note 1A.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-4

AIM V.I. Dynamics Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of

AIM V.I. Dynamics Fund
     brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM V.I. Dynamics Fund

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. CALL OPTIONS WRITTEN AND PURCHASED - The Fund may write and buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM V.I. Dynamics Fund

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2007.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                        CHANGE IN
                                                                       UNREALIZED                             REALIZED
                             VALUE      PURCHASES    PROCEEDS FROM    APPRECIATION       VALUE     DIVIDEND     GAIN
FUND                       12/31/06      AT COST         SALES       (DEPRECIATION)    03/31/07     INCOME     (LOSS)
----                      ----------   -----------   -------------   --------------   ----------   --------   --------
Liquid Assets
   Portfolio-
   Institutional Class    $2,966,101   $ 7,191,729   $ (8,909,978)         $--        $1,247,852    $23,054      $--
Premier Portfolio-
   Institutional Class     2,966,101     7,191,729     (8,909,978)          --         1,247,852     22,922       --
                          ----------   -----------   ------------          ---        ----------    -------      ---
   SUBTOTAL               $5,932,202   $14,383,458   $(17,819,956)         $--        $2,495,704    $45,976      $--
                          ==========   ===========   ============          ===        ==========    =======      ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                       CHANGE IN
                                                                      UNREALIZED                             REALIZED
                            VALUE      PURCHASES    PROCEEDS FROM    APPRECIATION       VALUE     DIVIDEND     GAIN
FUND                      12/31/06      AT COST         SALES       (DEPRECIATION)    03/31/07    INCOME *    (LOSS)
----                     ----------   -----------   -------------   --------------   ----------   --------   --------
Premier Portfolio-
   Institutional Class   $2,528,752   $ 4,293,983   $ (4,135,970)         $--        $2,686,765    $ 7,099      $--
                         ----------   -----------   ------------          ---        ----------    -------      ---
   TOTAL INVESTMENTS
   IN AFFILIATES         $8,460,954   $18,677,441   $(21,955,926)         $--        $5,182,469    $53,075      $--
                         ==========   ===========   ============          ===        ==========    =======      ===

*    Net of compensation to counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

          At March 31, 2007, securities with an aggregate value of $2,602,074 were on loan to brokers. The loans were secured by cash collateral of $2,686,765 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended March 31, 2007, the Fund received dividends on cash collateral investments of $7,099 for securities lending transactions, which are net of compensation to counterparties.

AIM V.I. Dynamics Fund

NOTE 4 - OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                      CALL OPTION CONTRACTS
                      ---------------------
                       NUMBER OF   PREMIUMS
                       CONTRACTS   RECEIVED
                       ---------   --------
Beginning of period       210      $ 36,370
                         ----      --------
Closed                   (101)      (14,631)
                         ----      --------
Expired                  (109)      (21,739)
                         ----      --------
End of period              --      $     --
                         ====      ========

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $27,381,110 and $26,327,515, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $18,060,412
Aggregate unrealized (depreciation) of investment securities    (4,218,492)
                                                               -----------
Net unrealized appreciation of investment securities           $13,841,920
                                                               ===========
Cost of investments for tax purposes is $112,620,451.

                        AIM V.I. FINANCIAL SERVICES FUND
           Quarterly Schedule of Portfolio Holdings -  March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   I-VIFSE-QTR-1 3/07   A I M Advisors, Inc.

AIM V.I. Financial Services Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
COMMON STOCKS-98.23%
ASSET MANAGEMENT & CUSTODY BANKS-9.31%
Bank of New York Co., Inc. (The)                        157,918   $    6,403,575
Federated Investors, Inc. -Class B                      109,411        4,017,572
State Street Corp.                                       33,512        2,169,902
                                                                  --------------
                                                                      12,591,049
                                                                  --------------
CONSUMER FINANCE-5.46%
Capital One Financial Corp.                              97,897        7,387,307
                                                                  --------------
DIVERSIFIED BANKS-8.26%
Anglo Irish Bank Corp. PLC  (Ireland)(a)                 95,513        2,036,522
U.S. Bancorp                                            107,657        3,764,765
Wachovia Corp.                                           83,999        4,624,145
Wells Fargo & Co.                                        21,680          746,442
                                                                  --------------
                                                                      11,171,874
                                                                  --------------
DIVERSIFIED CAPITAL MARKETS-2.19%
UBS A.G. (Switzerland)                                   49,734        2,955,692
                                                                  --------------
INSURANCE BROKERS-7.99%
Aon Corp.                                                76,915        2,919,694
Marsh & McLennan Cos., Inc.                             193,722        5,674,117
National Financial Partners Corp.                        47,153        2,211,947
                                                                  --------------
                                                                      10,805,758
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-10.74%
Merrill Lynch & Co., Inc.                               106,257        8,678,009
Morgan Stanley                                           74,110        5,836,904
                                                                  --------------
                                                                      14,514,913
                                                                  --------------
LIFE & HEALTH INSURANCE-0.68%
Prudential Financial, Inc.                               10,120          913,431
                                                                  --------------
MULTI-LINE INSURANCE-6.71%
American International Group, Inc.                       23,147        1,555,941
Genworth Financial Inc. -Class A                         50,277        1,756,679
Hartford Financial Services Group, Inc.
   (The)                                                 60,274        5,760,989
                                                                  --------------
                                                                       9,073,609
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-17.61%
Bank of America Corp.                                    93,466        4,768,635
Citigroup Inc.                                          169,249        8,689,244
JPMorgan Chase & Co.                                    213,761       10,341,757
                                                                  --------------
                                                                      23,799,636
                                                                  --------------

                                                      SHARES             VALUE
                                                     ----------   --------------
PROPERTY & CASUALTY INSURANCE-9.63%
ACE Ltd.                                                 98,527   $    5,621,951
MBIA Inc.                                                54,293        3,555,648
Security Capital Assurance Ltd.                          79,087        2,232,626
Travelers Cos., Inc. (The)                               30,974        1,603,524
                                                                  --------------
                                                                      13,013,749
                                                                  --------------
REGIONAL BANKS-7.54%
Fifth Third Bancorp                                     136,925        5,297,628
Popular, Inc.                                            85,000        1,407,600
SunTrust Banks, Inc.                                     25,399        2,109,133
Zions Bancorp                                            16,249        1,373,366
                                                                  --------------
                                                                      10,187,727
                                                                  --------------
SPECIALIZED CONSUMER SERVICES-1.49%
H&R Block, Inc.                                          95,520        2,009,741
                                                                  --------------
THRIFTS & MORTGAGE FINANCE-10.62%
Fannie Mae                                              145,728        7,953,834
Freddie Mac                                              76,093        4,526,773
Hudson City Bancorp, Inc.                               136,946        1,873,421
                                                                  --------------
                                                                      14,354,028
                                                                  --------------

   Total Common Stocks
      (Cost $106,701,296)                                           132,778,514
                                                                  --------------
MONEY MARKET FUNDS-1.74%
Liquid Assets Portfolio -Institutional
   Class (b)                                          1,173,154        1,173,154
Premier Portfolio -Institutional Class (b)            1,173,155        1,173,155

                                                                  --------------
   Total Money Market Funds
      (Cost $2,346,309)                                                2,346,309
                                                                  --------------
TOTAL INVESTMENTS-99.97%
   (Cost $109,047,605)                                               135,124,823
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-0.03%                                       44,552
                                                                  --------------
NET ASSETS-100.00%                                                $  135,169,375
                                                                  --------------

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at March 31, 2007 represented 1.51% of the Fund's Net Assets. See Note 1A.

(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Financial Services Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

AIM V.I. Financial Services Fund

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM V.I. Financial Services Fund

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2007.

                                                                         CHANGE IN
                                                                        UNREALIZED
                             VALUE     PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE     DIVIDEND    REALIZED
FUND                       12/31/06        COST           SALES       (DEPRECIATION)    03/31/07     INCOME    GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   ----------   --------   -----------
Liquid Assets
   Portfolio-
   Institutional Class   $ 5,826,336    $2,307,206    $ (6,960,388)         $--        $1,173,154    $43,008       $--
Premier Portfolio-
   Institutional Class     5,826,337     2,307,206      (6,960,388)          --         1,173,155     42,749        --

                         -----------    ----------    ------------          ---        ----------    -------       ---
   TOTAL INVESTMENTS
      IN AFFILIATES      $11,652,673    $4,614,412    $(13,920,776)         $--        $2,346,309    $85,757       $--
                         ===========    ==========    ============          ===        ==========    =======       ===

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $1,999,198 and $2,424,265, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $29,091,747
Aggregate unrealized (depreciation) of investment securities    (4,020,871)
                                                               -----------
Net unrealized appreciation of investment securities           $25,070,876
                                                               ===========

Cost of investments for tax purposes is $110,053,947.

                        AIM V.I. GLOBAL HEALTH CARE FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   I-VIGHC-QTR-1 3/07   A I M Advisors, Inc.

AIM V.I. Global Health Care Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
DOMESTIC COMMON STOCKS-73.57%
BIOTECHNOLOGY-24.09%
Acadia Pharmaceuticals Inc. (a)(b)                       59,575   $      894,817
Affymax Inc. (a)(b)                                      15,983          514,653
Altus Pharmaceuticals Inc. (b)                           52,936          805,686
Amgen Inc. (b)                                          178,222        9,959,045
Arena Pharmaceuticals, Inc. (b)                          74,956          814,022
Array BioPharma Inc. (b)                                 68,074          864,540
Biogen Idec Inc. (b)                                     76,876        3,411,757
BioMarin Pharmaceutical Inc. (b)                        154,394        2,664,840
Celgene Corp. (b)                                        98,777        5,181,841
Cubist Pharmaceuticals, Inc. (b)                         98,835        2,181,288
Encysive Pharmaceuticals Inc. (b)                       104,457          283,079
Genentech, Inc. (b)                                      40,367        3,314,938
Genzyme Corp. (b)                                       153,964        9,240,919
Gilead Sciences, Inc. (b)                               123,513        9,448,745
Human Genome Sciences, Inc. (b)                         145,470        1,544,891
ImClone Systems Inc. (b)                                 90,072        3,672,235
Incyte Corp. (b)                                        153,342        1,010,524
InterMune, Inc. (a)(b)                                   41,780        1,030,295
Keryx Biopharmaceuticals, Inc. (b)                       85,998          904,699
Mannkind Corp. (b)                                       92,450        1,322,035
Medarex, Inc. (b)                                       218,812        2,831,427
MedImmune, Inc. (b)                                     147,390        5,363,522
Myriad Genetics, Inc. (b)                                35,894        1,236,907
Onyx Pharmaceuticals, Inc. (b)                           89,375        2,220,075
OSI Pharmaceuticals, Inc. (b)                            21,994          725,802
Panacos Pharmaceuticals Inc. (b)                        233,410        1,080,688
PDL BioPharma Inc. (b)                                  129,159        2,802,750
Theravance, Inc. (b)                                     30,805          908,748
United Therapeutics Corp. (b)                            73,611        3,958,800
Vanda Pharmaceuticals Inc. (b)                           44,633        1,087,260
Vertex Pharmaceuticals Inc. (b)                          66,098        1,853,388
ZymoGenetics, Inc. (b)                                  199,362        3,102,073
                                                                  --------------
                                                                      86,236,289
                                                                  --------------
HEALTH CARE DISTRIBUTORS-0.41%
Animal Health International, Inc. (b)                   122,522        1,481,291
                                                                  --------------
HEALTH CARE EQUIPMENT-11.10%
Baxter International Inc.                                81,026        4,267,640
Cytyc Corp. (b)                                         157,643        5,392,967
Dexcom Inc. (a)(b)                                      186,734        1,467,729
Foxhollow Technologies Inc. (b)                          87,108        1,819,686
Hospira, Inc. (b)                                        90,910        3,718,219
Mentor Corp.                                             49,988        2,299,448
NxStage Medical, Inc. (b)                               131,469        1,751,167
Respironics, Inc. (b)                                   146,588        6,155,230
St. Jude Medical, Inc. (b)                               94,902        3,569,264

                                                       SHARES          VALUE
                                                     ----------   --------------
HEALTH CARE EQUIPMENT-(CONTINUED)
Symmetry Medical Inc. (b)                               132,196   $    2,158,761
Thoratec Corp. (b)                                      127,901        2,673,131
Varian Medical Systems, Inc. (b)                         93,920        4,479,045
                                                                  --------------
                                                                      39,752,287
                                                                  --------------
HEALTH CARE FACILITIES-1.43%
Assisted Living Concepts Inc. -Class A
   (b)                                                  166,061        1,959,520
Kindred Healthcare, Inc. (b)                             95,949        3,145,208
                                                                  --------------
                                                                       5,104,728
                                                                  --------------
HEALTH CARE SERVICES-3.97%
DaVita, Inc. (b)                                         95,560        5,095,260
Express Scripts, Inc. (b)                                64,446        5,202,081
HMS Holdings Corp. (b)                                  119,478        2,616,568
Laboratory Corp. of America Holdings
   (b)                                                   18,116        1,315,765
                                                                  --------------
                                                                      14,229,674
                                                                  --------------
HEALTH CARE SUPPLIES-0.79%
Cooper Cos., Inc. (The)                                  57,819        2,811,160
                                                                  --------------
HEALTH CARE TECHNOLOGY-1.52%
Eclipsys Corp. (a)(b)                                   116,920        2,253,048
TriZetto Group, Inc. (The) (b)                           70,498        1,410,665
Vital Images, Inc. (b)                                   53,333        1,773,856
                                                                  --------------
                                                                       5,437,569
                                                                  --------------
INDUSTRIAL CONGLOMERATES-1.48%
Tyco International Ltd.                                 167,926        5,298,065
                                                                  --------------
LIFE SCIENCES TOOLS & SERVICES-
   7.50%
Charles River Laboratories
   International, Inc. (b)                               79,479        3,676,699
Invitrogen Corp. (b)                                     81,371        5,179,264
Millipore Corp. (b)                                      55,868        4,048,754
PAREXEL International Corp. (b)                          42,153        1,516,243
Pharmaceutical Product Development,
   Inc.                                                 192,783        6,494,859
Thermo Fisher Scientific, Inc. (b)                       94,460        4,416,005
Varian Inc. (b)                                          26,099        1,520,528
                                                                  --------------
                                                                      26,852,352
                                                                  --------------
MANAGED HEALTH CARE-6.17%
Aetna Inc.                                               65,576        2,871,573
Aveta, Inc. (Acquired 12/21/05; Cost
   $1,655,802)(b)(c)                                    122,652          981,216
Coventry Health Care, Inc. (b)                           64,732        3,628,228
Health Net Inc. (b)                                      83,385        4,486,947
UnitedHealth Group Inc.                                 138,794        7,351,918

AIM V.I. Global Health Care Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
MANAGED HEALTH CARE-(CONTINUED)
WellPoint Inc. (b)                                       34,069   $    2,762,996
                                                                  --------------
                                                                      22,082,878
                                                                  --------------
PERSONAL PRODUCTS-0.73%
Herbalife Ltd. (b)                                       66,788        2,617,422
                                                                  --------------
PHARMACEUTICALS-14.38%
Adams Respiratory Therapeutics, Inc.
   (b)                                                  112,950        3,798,508
Adolor Corp. (a)(b)                                     270,861        2,370,034
Allergan, Inc.                                           47,460        5,259,517
Cadence Pharmaceuticals, Inc. (b)                        81,101        1,200,295
Endo Pharmaceuticals Holdings Inc. (b)                   54,261        1,595,273
Johnson & Johnson                                       148,312        8,937,281
Lilly (Eli) and Co.                                      58,083        3,119,638
Matrixx Initiatives, Inc. (a)(b)                         71,057        1,154,676
Medicines Co. (The) (b)                                  32,340          811,087
Oculus Innovative Sciences, Inc. (b)                     47,600          283,220
Pfizer Inc.                                             417,487       10,545,722
POZEN Inc. (b)                                           52,200          769,950
Sepracor Inc. (b)                                        30,239        1,410,045
Warner Chilcott Ltd. -Class A (b)                       125,844        1,863,750
Wyeth                                                   167,206        8,365,316
                                                                  --------------
                                                                      51,484,312
                                                                  --------------
   Total Domestic Common Stocks
      (Cost $245,960,747)                                           263,388,027
                                                                  --------------
FOREIGN COMMON STOCKS & OTHER
   EQUITY INTERESTS-19.03%
CANADA-1.59%
Cardiome Pharma Corp.
   (Pharmaceuticals) (b)                                122,194        1,240,269
MDS Inc. (Life Sciences Tools &
   Services) (a)                                        235,880        4,464,058
                                                                  --------------
                                                                       5,704,327
                                                                  --------------
FRANCE-3.38%
Ipsen S.A. (Pharmaceuticals) (d)                        121,381        5,967,787
Sanofi-Aventis -ADR
   (Pharmaceuticals)                                    141,239        6,145,309
                                                                  --------------
                                                                      12,113,096
                                                                  --------------
GERMANY-2.27%
Merck KGaA (Pharmaceuticals) (d)                         39,870        5,133,638
Rhoen-Klinikum A.G. (Health Care
   Facilities) (d)                                       50,141        2,990,444
                                                                  --------------
                                                                       8,124,082
                                                                  --------------
JAPAN-1.41%
Eisai Co., Ltd. (Pharmaceuticals) (a)(d)                 53,778        2,569,430
Shionogi & Co., Ltd. (Pharmaceuticals)
   (a)(d)                                               136,507        2,460,360
                                                                  --------------
                                                                       5,029,790
                                                                  --------------
SWITZERLAND-8.37%
Novartis A.G. -ADR (Pharmaceuticals)                    231,921       12,669,844
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
SWITZERLAND-(CONTINUED)
Roche Holding A.G. (Pharmaceuticals)
   (a)                                                   97,741   $   17,291,463
                                                                  --------------
                                                                      29,961,307
                                                                  --------------
UNITED KINGDOM-2.01%
AstraZeneca PLC -ADR
   (Pharmaceuticals)                                     47,995        2,574,932
Shire PLC -ADR (Pharmaceuticals)                         74,504        4,611,797
                                                                  --------------
                                                                       7,186,729
                                                                  --------------
   Total Foreign Common Stocks & Other
      Equity Interests
      (Cost $55,779,442)                                              68,119,331
                                                                  --------------
MONEY MARKET FUNDS-6.47%
Liquid Assets Portfolio -Institutional
   Class (e)                                         11,578,845       11,578,845
Premier Portfolio -Institutional Class (e)           11,578,846       11,578,846
                                                                  --------------
   Total Money Market Funds
      (Cost $23,157,691)                                              23,157,691
                                                                  --------------
TOTAL INVESTMENTS (excluding
   investments purchased with cash
   collateral from securities loaned)-99.07%
   (Cost $324,897,880)                                               354,665,049
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED
MONEY MARKET FUNDS-6.66%
Premier Portfolio -Institutional Class
   (e)(f)                                            23,836,145       23,836,145
                                                                  --------------
   Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $23,836,145)                                              23,836,145
                                                                  --------------
TOTAL INVESTMENTS-105.73%
   (Cost $348,734,025)                                               378,501,194
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(5.73)%                                (20,505,105)
                                                                  --------------
NET ASSETS-100.00%                                                $  357,996,089
                                                                  ==============

Investment Abbreviations:

ADR   -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at March 31, 2007.

(b)  Non-income producing security.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at March 31, 2007 represented 0.27% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2007 was $19,121,659, which represented 5.34% of the Fund's Net Assets. See Note 1A.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Global Health Care Fund

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Global Health Care Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

AIM V.I. Global Health Care Fund

     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the statement of operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued

AIM V.I. Global Health Care Fund
     based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2007.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                        CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND     REALIZED
FUND                      12/31/06         COST           SALES       (DEPRECIATION)     03/31/07      INCOME     GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   ----------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $11,818,248    $20,983,732   $(21,223,135)         $--        $11,578,845    $127,305        $--
Premier  Portfolio-
   Institutional Class    11,818,249     20,983,732    (21,223,135)          --         11,578,846     126,571         --
                         -----------    -----------    ------------         ---        -----------   ----------       ---
   SUBTOTAL              $23,636,497    $41,967,464   $(42,446,270)         $--        $23,157,691    $253,876        $--
                         ===========    ===========    ============         ===        ===========   ==========       ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                        CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND     REALIZED
FUND                      12/31/06         COST           SALES       (DEPRECIATION)     03/31/07     INCOME*     GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   ----------   -----------
Premier Portfolio-
   Institutional Class   $10,037,792    $49,358,554   $(35,560,201)         $--        $23,836,145    $  7,854        $--
                         -----------    -----------   ------------          ---        -----------    --------        ---
   TOTAL INVESTMENTS
      IN AFFILIATES      $33,674,289    $91,326,018   $(78,006,471)         $--        $46,993,836    $261,730        $--
                         ===========    ===========   ============          ===        ===========    ========        ===

*    Net of compensation to counterparties.

                        AIM V.I. GLOBAL REAL ESTATE FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   VIGRE-QTR-1 3/07   A I M Advisors, Inc.

AIM V.I. Global Real Estate Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
FOREIGN REAL ESTATE INVESTMENT TRUSTS,
   COMMON STOCKS & OTHER EQUITY
   INTERESTS-60.10%
AUSTRALIA-10.46%
CFS Retail Property Trust (Retail) (a)                1,496,500   $    2,676,440
GPT Group (Diversified) (a)                           1,131,000        4,510,387
Mirvac Group (Diversified) (a)                          588,500        2,485,412
Stockland (Diversified) (a)                             776,600        5,115,604
Valad Property Group (Diversified) (a)                  400,600          657,964
Westfield Group (Retail) (a)                            446,900        7,429,656
                                                                  --------------
                                                                      22,875,463
                                                                  --------------
CANADA-3.23%
Boardwalk Real Estate Investment Trust
   (Residential)                                         62,800        2,447,707
Cominar Real Estate Investment Trust
   (Diversified)                                         36,500          742,930
Dundee Real Estate Investment Trust
   (Office)                                              32,500        1,118,661
H&R Real Estate Investment Trust (Office)                25,100          538,502
Primaris Retail Real Estate Investment
   Trust (Retail)                                        41,500          730,397
RioCan Real Estate Investment Trust
   (Retail)                                              68,700        1,478,072
                                                                  --------------
                                                                       7,056,269
                                                                  --------------
FINLAND-0.77%
Citycon Oyj (Retail)                                    109,300          855,577
Sponda Oyj (Office) (a)                                  47,440          822,527
                                                                  --------------
                                                                       1,678,104
                                                                  --------------
FRANCE-2.53%
Klepierre (Retail) (a)                                    9,300        1,804,145
Unibail (Diversified) (a)                                12,300        3,735,350
                                                                  --------------
                                                                       5,539,495
                                                                  --------------
HONG KONG-9.66%
China Overseas Land & Investment Ltd.
   (Office) (a)                                         796,000          993,756
China Resources Land Ltd. (Residential) (a)             661,800          797,279
Great Eagle Holdings Ltd. (Office) (a)                  231,000          781,848
Hang Lung Properties Ltd. (Retail) (a)                1,218,000        3,392,088
Henderson Land Development Co. Ltd.
   (Residential) (a)                                    247,000        1,436,918
Hongkong Land Holdings Ltd. (Office) (a)                786,000        3,644,021
Kerry Properties Ltd. (Diversified) (a)                 418,900        2,144,285

                                                       SHARES          VALUE
                                                     ----------   --------------
HONG KONG-(CONTINUED)
Sun Hung Kai Properties Ltd. (Residential)
   (a)                                                  685,000   $    7,921,469
                                                                  --------------
                                                                      21,111,664
                                                                  --------------
ITALY-0.99%
Beni Stabili S.p.A. (Office)                            657,400        1,097,694
Risanamento S.p.A (Diversified)                         101,400        1,061,929
                                                                  --------------
                                                                       2,159,623
                                                                  --------------
JAPAN-14.84%
AEON Mall Co., Ltd. (Retail)                             38,500        1,130,431
Fukuoka REIT Corp. (Diversified)                             52          480,991
GOLDCREST Co., Ltd. (Residential) (a)                    19,400        1,060,920
Japan Prime Realty Investment Corp.
   (Office) (a)                                             301        1,327,025
Japan Retail Fund Investment Corp. (Retail)
   (a)                                                       99          977,238
JOINT Corp. (Residential) (a)                            11,800          447,966
Mitsubishi Estate Co. Ltd. (Office)                     255,000        8,374,491
Mitsui Fudosan Co., Ltd. (Diversified) (a)              241,000        7,008,896
Nippon Building Fund Inc. (Office) (a)                      121        2,004,862
Nomura Real Estate Office Fund, Inc.
   (Office) (a)                                              88        1,115,875
NTT Urban Development Corp. (Office) (a)                    537        1,245,171
Sumitomo Realty & Development Co., Ltd.
   (Diversified) (a)                                    111,000        4,203,626
Tokyo Tatemono Co., Ltd. (Diversified) (a)              145,000        2,160,767
TOKYU REIT, Inc. (Diversified) (a)                           84          915,689
                                                                  --------------
                                                                      32,453,948
                                                                  --------------
NETHERLANDS-1.20%
Rodamco Europe N.V. (Retail) (a)                         18,900        2,630,909
                                                                  --------------
NEW ZEALAND-0.26%
Macquarie Goodman Property Trust
   (Diversified) (a)                                    503,500          575,716
                                                                  --------------
NORWAY-0.42%
Norwegian Property ASA (Retail) (a)(b)                   77,800          919,546
                                                                  --------------
SINGAPORE-3.53%
Capitacommercial Trust (Office) (a)                     254,690          463,107
Capitaland Ltd. (Residential)                           541,000        2,852,717
CapitaMall Trust (Retail) (a)                           636,000        1,562,018
Keppel Land Ltd. (Office) (a)                           219,000        1,356,396
Mapletree Logistics Trust (Industrial) (a)              668,000          567,928
Suntec Real Estate Investment Trust
   (Retail)                                             707,000          922,691
                                                                  --------------
                                                                       7,724,857
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
SWEDEN-0.66%
Fabege A.B. (Diversified) (a)                            55,900   $    1,407,778
Fabege A.B.- Rts. (Diversified), expiring
   04/24/07(c) (d)                                       55,900           43,077
                                                                  --------------
                                                                       1,450,855
                                                                  --------------
UNITED KINGDOM-11.55%
Big Yellow Group PLC (Industrial)                        42,700          561,716
British Land Co. PLC (Diversified) (a)                  187,100        5,635,611
Brixton PLC (Industrial) (a)                             69,900          700,835
Capital & Regional PLC (Retail) (a)                      89,100        2,704,199
Derwent London PLC (Office) (a)                          64,000        2,730,124
Hammerson PLC (Retail) (a)                               45,700        1,560,954
Land Securities Group PLC (Diversified) (a)             143,500        6,052,183
Liberty International PLC (Retail) (a)                   28,800          708,069
Quintain Estates & Development PLC
   (Diversified) (a)                                     57,100        1,008,090
Shaftesbury PLC (Retail) (a)                            105,800        1,576,715
Unite Group PLC (Residential) (a)                       140,200        1,433,744
Workspace Group PLC (Office) (a)                         58,700          582,258
                                                                  --------------
                                                                      25,254,498
                                                                  --------------
   Total Foreign Real Estate Investment Trusts,
      Common Stocks & Other Equity Interests
      (Cost $103,135,842)                                            131,430,947
                                                                  --------------
DOMESTIC REAL ESTATE INVESTMENT TRUSTS,
   COMMON STOCKS & OTHER EQUITY
   INVESTMENTS-37.85%
DIVERSIFIED-5.05%
Colonial Properties Trust                                26,800        1,223,956
Digital Realty Trust, Inc.                               25,100        1,001,490
Health Care Property Investors, Inc.                     71,800        2,586,954
Public Storage, Inc.                                     36,300        3,436,521
Ventas, Inc.                                             66,400        2,797,432
                                                                  --------------
                                                                      11,046,353
                                                                  --------------
HOTELS-3.97%
Hilton Hotels Corp.                                      58,500        2,103,660
Host Hotels & Resorts Inc.                              186,389        4,903,895
Starwood Hotels & Resorts Worldwide, Inc.                25,900        1,679,615
                                                                  --------------
                                                                       8,687,170
                                                                  --------------
INDUSTRIAL-3.45%
AMB Property Corp.                                       26,600        1,563,814
ProLogis                                                 92,214        5,987,455
                                                                  --------------
                                                                       7,551,269
                                                                  --------------
OFFICE-8.03%
Alexandria Real Estate Equities, Inc.                    11,100        1,114,107
Boston Properties, Inc.                                  31,600        3,709,840
Brandywine Realty Trust                                  52,521        1,754,727
Brookfield Properties Corp.                              43,800        1,765,581
Douglas Emmett, Inc.                                     34,400          878,232
SL Green Realty Corp.                                    33,000        4,526,940

                                                       SHARES          VALUE
                                                     ----------   --------------
OFFICE-(CONTINUED)
Vornado Realty Trust                                     32,000   $    3,818,880
                                                                  --------------
                                                                      17,568,307
                                                                  --------------
RESIDENTIAL-6.11%
Archstone-Smith Trust                                    66,200        3,593,336
AvalonBay Communities, Inc.                               3,300          429,000
Camden Property Trust                                    32,800        2,306,168
Equity Residential                                       81,100        3,911,453
Essex Property Trust, Inc.                               18,400        2,382,432
Rayonier Inc.                                            17,100          735,300
                                                                  --------------
                                                                      13,357,689
                                                                  --------------
RETAIL-11.24%
Developers Diversified Realty Corp.                      56,500        3,553,850
Federal Realty Investment Trust                          20,400        1,848,648
General Growth Properties, Inc.                          66,300        4,280,991
Kimco Realty Corp.                                       58,500        2,851,290
Macerich Co. (The)                                       27,800        2,567,608
Regency Centers Corp.                                    34,000        2,840,700
Simon Property Group, Inc.                               59,600        6,630,500
                                                                  --------------
                                                                      24,573,587
                                                                  --------------
   Total Domestic Real Estate Investment Tursts,
      Common Stocks & Other Equity Interests
      (Cost $59,701,243)                                              82,784,375
                                                                  --------------
MONEY MARKET FUNDS-1.39%
Liquid Assets Portfolio -Institutional
   Class (e)                                          1,514,022        1,514,022
Premier Portfolio -Institutional Class (e)            1,514,022        1,514,022
                                                                  --------------
   Total Money Market Funds
      (Cost $3,028,044)                                                3,028,044
                                                                  --------------
TOTAL INVESTMENTS-99.34%
   (Cost $165,865,129)                                               217,243,366
OTHER ASSETS LESS LIABILITIES-0.66%                                    1,451,037
                                                                  --------------
NET ASSETS-100.00%                                                $  218,694,403
                                                                  ==============

Investment Abbreviations:

REIT  --  Real Estate Investment Trust

Rts.  --  Rights

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2007 was $106,993,364, which represented 48.92% of the Fund's Net Assets. See Note 1A.

(b)  Non-income producing security.

(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at March 31, 2007 represented 0.02% of the Fund's Net Assets. See Note 1A.

(d)  Non-income producing acquired through a corporate action.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Global Real Estate Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

               Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

               Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

               Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

               Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

AIM V.I. Global Real Estate Fund

               Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

               The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

     D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

               The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM V.I. Global Real Estate Fund

     E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

     NOTE 2 - INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2007.

                                                                         CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                       12/31/06        COST           SALES       (DEPRECIATION)     03/31/07     INCOME    GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets
   Portfolio-
   Institutional Class    $1,658,878    $11,901,190   $(12,046,046)         $--         $1,514,022    $35,261       $--
STIC Prime Portfolio-
   Institutional Class     1,658,879     11,901,190    (12,046,047)          --          1,514,022     35,062        --
                          ----------    -----------   ------------          ---         ----------    -------       ---
   TOTAL INVESTMENTS
      IN AFFILIATES       $3,317,757    $23,802,380   $(24,092,093)         $--         $3,028,044    $70,323       $--
                          ==========    ===========   ============          ===        ===========   ========       ===

     NOTE 3 -- INVESTMENT SECURITIES

     The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $45,270,957 and $30,386,177, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $45,151,853
Aggregate unrealized (depreciation) of investment securities      (143,468)
                                                               -----------
Net unrealized appreciation of investment securities           $45,008,385
                                                               ===========

Cost of investments for tax purposes is $172,234,981.

                       AIM V.I. GOVERNMENT SECURITIES FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   VIGOV-QTR-1 3/07   A I M Advisors, Inc.

AIM V.I. Government Securities Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                  PRINCIPAL
                                                   AMOUNT             VALUE
                                                ------------     ---------------
U.S. MORTGAGE-BACKED SECURITIES-67.03%
FEDERAL HOME LOAN MORTGAGE CORP
   (FHLMC)-17.55%
   Pass Through Ctfs.,
   8.00%, 05/01/08 to 09/01/36(a)                $26,388,776     $   27,988,195
   6.00%, 11/01/08 to 02/01/34(a)                 22,232,350         22,615,688
   6.50%, 12/01/08 to 12/01/35(a)                 59,538,403         61,044,330
   7.00%, 11/01/10 to 09/01/36(a)                 32,687,242         33,931,242
   7.50%, 03/01/16 to 08/01/36(a)                  6,291,424          6,552,404
   10.50%, 08/01/19(a)                                11,329             12,414
   8.50%, 09/01/20 to 08/01/31(a)                  1,996,841          2,144,142
   10.00%, 03/01/21(a)                               187,922            207,437
   9.00%, 06/01/21 to 06/01/22(a)                  1,320,908          1,415,240
   7.05%, 05/20/27(a)                                472,895            485,701
   Pass Through Ctfs., TBA,
   6.00%, 05/01/37(a)(b)                          17,300,000         17,435,156
                                                                 --------------
                                                                    173,831,949
                                                                 --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-38.43%
   Pass Through Ctfs.,
   7.50%, 11/01/09 to 10/01/36(a)                 30,139,486         31,435,236
   6.50%, 10/01/10 to 02/01/37(a)                 83,989,176         86,059,971
   7.00%, 12/01/10 to 08/01/36(a)                 87,535,307         90,764,870
   8.00%, 06/01/12 to 12/01/36(a)                 27,496,053         29,082,556
   8.50%, 06/01/12 to 12/01/36(a)                 11,589,692         12,437,719
   10.00%, 09/01/13 to 03/01/16(a)                   148,275            158,763
   6.00%, 03/01/17 to 03/01/37(a)                 12,369,550         12,595,454
   5.00%, 11/01/17 to 12/01/33(a)                  2,497,452          2,463,873
   5.50%, 03/01/21(a)                                  1,268              1,271
   6.75%, 07/01/24(a)                              2,054,696          2,132,410
   6.95%, 10/01/25 to 09/01/26(a)                    242,543            253,012
   Pass Through Ctfs., TBA,
   5.50%, 04/01/22(a)(b)                          33,408,000         33,491,520
   6.00%, 04/01/22 to 04/01/37(a)(b)              78,906,501         79,863,405
                                                                 --------------
                                                                    380,740,060
                                                                 --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-11.05%
   Pass Through Ctfs.,
   7.50%, 03/15/08 to 11/15/36(a)                 24,390,338         25,409,742
   9.00%, 09/15/08 to 12/20/16(a)                    188,486            201,324
   6.50%, 09/20/08 to 01/15/37(a)                 41,657,595         42,992,920
   9.38%, 06/15/09 to 12/15/09(a)                    624,972            648,042
   8.00%, 07/15/12 to 01/15/37(a)                 11,182,713         11,871,459

                                                  PRINCIPAL
                                                   AMOUNT             VALUE
                                                ------------     ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-(CONTINUED)
   6.75%, 08/15/13(a)                           $    200,091     $      205,826
   11.00%, 10/15/15(a)                                 2,771              3,093
   9.50%, 09/15/16(a)                                  3,982              4,323
   7.00%, 04/15/17 to 01/15/37(a)                 15,596,687         16,313,337
   10.50%, 09/15/17 to 11/15/19(a)                     5,158              5,798
   8.50%, 12/15/17 to 01/15/37(a)                  3,801,936          4,074,995
   10.00%, 06/15/19(a)                                71,809             79,997
   6.00%, 06/20/20 to 08/15/33(a)                  5,554,832          5,652,404
   6.95%, 08/20/25 to 08/20/27(a)                  1,916,058          1,996,386
                                                                 --------------
                                                                    109,459,646
                                                                 --------------
      Total U.S. Mortgage-Backed Securities
         (Cost $668,695,699)                                         664,031,655
                                                                 --------------
U.S. GOVERNMENT AGENCY SECURITIES-34.47%
FEDERAL AGRICULTURAL MORTGAGE CORP.-2.13%
Medium Term Notes,
   5.40%, 12/14/11(a)                             10,000,000          9,982,800
   5.60%, 01/19/17(a)                             11,000,000         11,081,620
                                                                 --------------
                                                                     21,064,420
                                                                 --------------
FEDERAL FARM CREDIT BANK (FFCB)-11.03%
Bonds,
   5.75%, 01/18/11(a)                              2,000,000          2,060,260
   5.90%, 04/10/15(a)                              8,615,000          8,624,563
   5.70%, 06/08/15(a)                             42,500,000         42,484,275
   5.92%, 11/07/17(a)                              9,350,000          9,308,019
   5.99%, 08/14/18(a)                             14,845,000         14,872,166
   6.10%, 02/07/19(a)                              9,835,000          9,842,376
   6.15%, 10/05/20(a)                              6,000,000          5,969,160
   5.59%, 10/04/21(a)                             10,075,000         10,035,707
   5.75%, 01/18/22(a)                              2,775,000          2,777,081
   Medium Term Notes, 5.75%, 12/07/28(a)           3,100,000          3,271,461
                                                                 --------------
                                                                    109,245,068
                                                                 --------------
FEDERAL HOME LOAN BANK (FHLB)-8.45%
Unsec. Bonds,
   5.60%, 06/09/20(a)                              2,150,000          2,106,441
   6.35%, 10/04/21(a)                              5,705,000          5,699,067
   6.15%, 01/03/22(a)                             32,000,000         31,733,760
   6.15%, 12/08/26(a)                             43,000,000         42,442,720

                                                  PRINCIPAL
                                                   AMOUNT             VALUE
                                                ------------     ---------------
FEDERAL HOME LOAN BANK (FHLB)-(CONTINUED)
Unsec. Disc. Bonds, 6.00%, 11/16/15(a)(c)       $  1,705,000     $    1,704,233
                                                                 --------------
                                                                     83,686,221
                                                                 --------------
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)-0.91%
Unsec. Global Notes, 5.50%, 08/20/19(a)            9,000,000          9,014,850
                                                                 --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-10.58%
Unsec. Global Bonds, 6.63%, 11/15/30(a)              700,000(d)         828,331
Unsec. Notes,
   6.00%, 04/19/13(a)                              7,303,000          7,311,033
   6.00%, 11/17/15(a)                              8,565,000          8,574,422
   6.13%, 03/21/16(a)                             22,695,000         22,751,284
   6.50%, 07/26/16(a)                             30,000,000         30,121,200
   6.38%, 12/28/20(a)                             29,466,000         29,510,788
   6.50%, 11/25/25(a)                              4,762,000          4,758,571
Unsec. Sub. Disc. Deb.,
   6.74%, 10/09/19(a)(e)                           1,000,000            523,830
   7.37%, 10/09/19(a)(e)                             800,000            419,064
                                                                 --------------
                                                                    104,798,523
                                                                 --------------
PRIVATE EXPORT FUNDING CORP.-0.28%
Series G, Sec. Gtd. Notes, 6.67%, 09/15/09(a)      2,701,000          2,806,447
                                                                 --------------
TENNESSEE VALLEY AUTHORITY-1.09%
Series A, Bonds,  6.79%, 05/23/12(a)               5,000,000          5,435,100
Series G, Global Bonds, 5.38%, 11/13/08(a)         5,347,000          5,388,118
                                                                 --------------
                                                                     10,823,218
                                                                 --------------
      Total U.S. Government Agency Securities
         (Cost $341,532,494)                                        341,438,747
                                                                 --------------
U.S. TREASURY SECURITIES-0.76%
U.S. TREASURY BONDS-0.51%
   7.50%, 11/15/24(a)                              2,815,000(d)       3,663,469
   7.63%, 02/15/25(a)                                550,000            724,796
   6.88%, 08/15/25(a)                                500,000            616,560
                                                                 --------------
                                                                      5,004,825
                                                                 --------------
U.S. TREASURY STRIPS-0.25%
   4.78%, 11/15/18(a)(e)                           1,400,000            801,066
   4.94%, 11/15/18(a)(e)                           2,100,000          1,201,599
   6.37%, 11/15/18(a)(e)                             405,000            231,737
   6.79%, 11/15/18(a)(e)                             250,000            143,048
   6.85%, 11/15/18(a)(e)                             250,000            143,047
                                                                      2,520,497
                                                                 --------------
      Total U.S. Treasury Securities
         (Cost $6,999,206)                                            7,525,322
                                                                 --------------

                                                  PRINCIPAL
                                                   AMOUNT             VALUE
                                                ------------     ---------------
FOREIGN SOVEREIGN BONDS-0.37%
SOVEREIGN DEBT-0.37%
Israel Government AID Bond (Israel),
   U.S. Gtd. Global Bonds, 5.13%, 11/01/24
   (Cost $3,835,073)(a)                         $  3,800,000     $    3,671,560
                                                                 --------------
TOTAL INVESTMENTS (excluding Repurchase
   Agreements)-102.63%
   (Cost $1,021,062,472)                                          1,016,667,284
                                                                 --------------

                                                 REPURCHASE
                                                   AMOUNT
                                                ------------
REPURCHASE AGREEMENTS-10.43%(F)
Barclays Capital Inc., Joint Agreement dated
   03/31/07, aggregate maturing value
   $380,225,883 (collateralized by U.S.
   Government obligations valued at
   $387,658,478; 0%-5.83%, 04/13/07-01/12/22)
   5.35%, 04/02/07
   (Cost $103,360,618)                           103,406,700        103,360,618
                                                                 --------------
TOTAL INVESTMENTS-113.06%
   (Cost $1,124,423,090)                                          1,120,027,902
                                                                 --------------
OTHER ASSETS LESS LIABILITIES-(13.06)%                             (129,390,476)
                                                                 --------------
NET ASSETS-100.00%                                               $  990,637,426
                                                                 ==============

Investment Abbreviations:

Ctfs.  -- Certificates

Deb.   -- Debentures

Disc.  -- Discounted

Gtd.   -- Guaranteed

Sec.   -- Secured

STRIPS -- Separately Traded Registered Interest and Principal Security

Sub.   -- Subordinated

TBA    -- To Be Announced

Unsec. -- Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at March 31, 2007 was $1,016,667,284, which represented 102.63% of the Fund's Net Assets. See
     Note 1A.

(b)  This security is subject to dollar roll transactions. See Note 1D.

(c) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(d) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(e) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f)  Principal amount equals value at period end. See Note 1H.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Government Securities Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

               A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securites traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

               Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

               Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

               Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

               The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported

AIM V.I. Government Securities Fund

          in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

     D. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

               Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

     E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

               The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests. .

AIM V.I. Government Securities Fund

     F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

     G. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

     H. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

     NOTE 2 -- INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the three months ended March 31, 2007.

                                                                           CHANGE IN
                                                                          UNREALIZED
                              VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                         12/31/06        COST           SALES       (DEPRECIATION)     03/31/07     INCOME    GAIN (LOSS)
----                       -----------   ------------   -------------   --------------   -----------   --------   -----------
Government & Agency
   Portfolio-
   Institutional Class     $96,350,746       $--        $(96,350,746)        $--             $--        $28,871       $--

AIM V.I. GOVERNMENT SECURITIES FUND

     NOTE 3 -- FUTURES CONTRACTS

     On March 31, 2007, $1,200,000 principal amount of U.S. Government Agency and U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                                                                          UNREALIZED
                              NUMBER OF      MONTH/         VALUE        APPRECIATION
        CONTRACT              CONTRACTS    COMMITMENT      03/31/07     (DEPRECIATION)
        --------              ---------   ------------   ------------   --------------
U.S. Treasury 2 Year Notes        759     June-07/Long   $155,511,985     $(132,932)
U.S. Treasury 5 Year Notes      2,053     June-07/Long    217,200,984      (184,192)
U.S. Treasury 10 Year Notes     1,170     June-07/Long    126,506,250        246,899
U.S. Treasury 30 Year Notes        90     June-07/Long     10,012,500         22,297
                                                         ------------     ----------
  Total                                                  $509,231,719     $  (47,928)
                                                         ============     ==========

     NOTE 4 -- INVESTMENT SECURITIES

     The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $115,565,348 and $35,996,334, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 2,597,694
Aggregate unrealized (depreciation) of investment securities    (7,025,320)
                                                               -----------
Net unrealized appreciation (depreciation) of investment
   securities                                                  $(4,427,626)
                                                               ===========

Cost of investments for tax purposes is $1,124,455,528.

                            AIM V.I. HIGH YIELD FUND
           Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   VIHYI-QTR-1 3/07   A I M Advisors, Inc.

AIM V.I. High Yield Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
BONDS & NOTES-93.17%
AEROSPACE & DEFENSE-2.00%
Armor Holdings, Inc., Sr. Sub. Global
   Notes, 8.25%, 08/15/13(a)                         $  285,000   $      301,031
DRS Technologies, Inc.,
   Sr. Unsec. Conv. Putable Notes,
   2.00%, 02/01/11 (Acquired
   01/30/06; Cost $110,000)(a)(b)                       110,000          116,325

   Sr. Unsec. Gtd. Notes,
   6.63%, 02/01/16(a)                                   165,000          167,888
Hawker Beechcraft Acquisition Co., LLC/ Hawker
   Beechcraft Notes Co.,
   Sr. Notes,
   8.50%, 04/01/15 (Acquired
   03/16/07; Cost $30,000)(a)(b)                         30,000           31,200

   Sr. Sub. Notes,
   9.75%, 04/01/17 (Acquired
   03/16/07; Cost $30,000)(a)(b)                         30,000           31,575
Hexcel Corp., Sr. Unsec. Sub. Global
   Notes, 6.75%, 02/01/15(a)                            567,000          565,582
                                                                  --------------
                                                                       1,213,601
                                                                  --------------
AIRLINES-0.53%
Continental Airlines Inc., Unsec.
   Unsub. Notes, 8.75%, 12/01/11(a)                     185,000          182,225
Delta Air Lines Inc.-Series 2002-1,
   Class C, Pass Through Ctfs., 7.78%,
   01/02/12(a)                                          134,274          136,288
                                                                  --------------
                                                                         318,513
                                                                  --------------
ALTERNATIVE CARRIERS-0.63%
Level 3 Financing Inc.,
   Sr. Floating Rate Notes,
   9.15%, 02/15/15 (Acquired
   02/09/07; Cost $65,000)(a)(b)                         65,000           66,056

   Sr. Notes,
   9.25%, 11/01/14 (Acquired
   10/25/06-12/13/06; Cost
   $308,238)(a)(b)                                      305,000          315,675
                                                                  --------------
                                                                         381,731
                                                                  --------------
ALUMINUM-1.39%
Aleris International, Inc., Sr. Notes,
   9.00%, 12/15/14 (Acquired
   01/17/07-01/26/07; Cost
   $258,281)(a)(b)                                      250,000          263,750
Century Aluminum Co., Sr. Unsec. Gtd.
   Global Notes, 7.50%, 08/15/14(a)                     103,000          106,605

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
ALUMINUM-(CONTINUED)
Novelis Inc. (Canada), Sr. Unsec. Gtd.
   Global Notes, 7.25%, 02/15/15(a)(c)               $  445,000   $      472,812
                                                                  --------------
                                                                         843,167
                                                                  --------------
APPAREL RETAIL-0.68%
Payless ShoeSource, Inc., Sr. Unsec.
   Gtd. Sub. Global Notes, 8.25%,
   08/01/13(a)                                          390,000          409,988
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY GOODS-2.29%
American Achievement Corp., Sr. Unsec.
   Gtd. Sub. Global Notes, 8.25%,
   04/01/12(a)                                          205,000          210,637
Broder Brothers Co.-Series B, Sr.
   Unsec. Gtd. Global Notes, 11.25%,
   10/15/10(a)                                          426,000          436,650
Levi Strauss & Co., Sr. Unsec. Unsub.
   Global Notes, 8.88%, 04/01/16(a)(c)                  300,000          322,125
Perry Ellis International, Inc.-Series
   B, Sr. Sub. Global Notes, 8.88%,
   09/15/13(a)                                          212,000          219,685
Warnaco Inc., Sr. Unsec. Global Notes,
   8.88%, 06/15/13(a)                                   187,000          200,090
                                                                  --------------
                                                                       1,389,187
                                                                  --------------
AUTO PARTS & EQUIPMENT-2.02%
American Axle & Manufacturing Inc.,
   Sr. Unsec. Gtd. Notes, 7.88%,
   03/01/17(a)                                           65,000           65,163
Cooper-Standard Automotive Inc., Sr.
   Unsec. Gtd. Global Notes, 7.00%,
   12/15/12(a)(c)                                       165,000          154,275
Lear Corp.-Series B, Sr. Unsec. Gtd.
   Global Notes, 8.75%, 12/01/16(a)                     120,000          114,300
Tenneco Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 8.63%, 11/15/14(a)                     160,000          168,000
TRW Automotive Inc.,
   Sr. Global Notes,
   9.38%, 02/15/13(a)                                       500              539

   Sr. Unsec. Gtd. Notes,
   7.25%, 03/15/17 (Acquired
   03/14/07; Cost $245,675)(a)(b)                       250,000          244,375

Visteon Corp.,
   Sr. Unsec. Global Notes,
   8.25%, 08/01/10(a)                                   160,000          163,000

   Sr. Unsec. Notes,
   7.00%, 03/10/14(a)(c)                                360,000          315,000
                                                                  --------------
                                                                       1,224,652
                                                                  --------------

AIM V.I. High Yield Fund

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
AUTOMOBILE MANUFACTURERS-2.03%
Ford Motor Co., Unsec. Global Notes,
   7.45%, 07/16/31(a)(c)                             $  500,000   $      387,500
General Motors Corp.,
   Global Notes,
   7.20%, 01/15/11(a)                                   400,000          380,000

   Sr. Unsec. Unsub. Global Deb.,
   8.38%, 07/15/33(a)(c)                                515,000          463,500
                                                                  --------------
                                                                       1,231,000
                                                                  --------------
BROADCASTING & CABLE TV-5.08%
CCH I Holdings LLC/CCH I Holdings
   Captial Corp., Sr. Sec. Gtd. Global
   Notes, 11.00%, 10/01/15(a)                           440,000          458,700
CSC Holdings Inc.Series B, Sr. Unsec.
   Unsub. Notes, 7.63%, 04/01/11(a)                     467,000          481,010
Echostar DBS Corp.,
   Sr. Unsec. Gtd. Global Notes,
   7.00%, 10/01/13(a)                                   120,000          124,050
   6.63%, 10/01/14(a)                                   260,000          263,250
Hughes Network Systems LLC/HNS Finance
   Corp., Sr. Unsec. Gtd. Global
   Notes, 9.50%, 04/15/14(a)                            105,000          111,038
Intelsat Subsidiary Holding Co. Ltd.
   (Bermuda), Sr. Gtd. Global Notes,
   8.25%, 01/15/13(a)                                   257,000          269,207
Mediacom Broadband LLC/Corp.,
   Sr. Notes,
   8.50%, 10/15/15 (Acquired
   09/28/06; Cost $119,100)(a)(b)                       120,000          123,300

   Sr. Unsec. Global Notes,
   8.50%, 10/15/15(a)                                   155,000          159,262

Rainbow National Services LLC, Sr.
   Notes, 8.75%, 09/01/12 (Acquired
   08/13/04-09/22/06; Cost
   $556,527)(a)(b)                                      538,000          577,005
Sinclair Broadcast Group, Inc., Sr.
   Unsec. Gtd. Sub. Global Notes,
   8.00%, 03/15/12(a)                                   180,000          187,200
Videotron Ltee (Canada), Sr. Unsec.
   Gtd. Global Notes, 6.88%,
   01/15/14(a)                                          212,000          215,180
Virgin Media Finance PLC, Sr. Unsec.
   Gtd. Global Notes, 8.75%,
   04/15/14(a)                                          105,000          109,988
                                                                  --------------
                                                                       3,079,190
                                                                  --------------
BUILDING PRODUCTS-1.77%
Associated Materials Inc.,
   Sr. Unsec. Disc. Global Notes,
   11.25%, 03/01/14(a)(d)                               405,000          288,562

   Sr. Unsec. Gtd. Sub. Global Notes,
   9.75%, 04/15/12(a)                                   120,000          124,500
Building Materials Corp. of America,
   Sr. Sec. Gtd. Global Notes, 7.75%,
   08/01/14(a)                                          390,000          388,050

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
BUILDING PRODUCTS-(CONTINUED)
Goodman Global Holdings Inc.-Series B,
   Sr. Unsec. Gtd. Floating Rate
   Global Notes, 8.36%, 06/15/12(a)(e)               $  270,000   $      273,375
                                                                  --------------
                                                                       1,074,487
                                                                  --------------
CASINOS & GAMING-4.39%
Great Canadian Gaming Corp. (Canada),
   Sr. Unsec. Gtd. Sub. Notes, 7.25%,
   02/15/15 (Acquired
   02/07/07-03/21/07; Cost
   $190,675)(a)(b)                                      190,000          192,375
Harrah's Operating Co., Inc., Sr.
   Unsec. Gtd. Notes, 6.50%,
   06/01/16(a)                                          125,000          110,875
Isle of Capri Casinos, Inc., Sr.
   Unsec. Gtd. Sub. Global Notes,
   7.00%, 03/01/14(a)                                   465,000          459,187
MGM Mirage,
   Sr. Unsec. Gtd. Global Notes,
   6.63%, 07/15/15(a)                                   273,000          263,445

   Sr. Unsec. Gtd. Notes,
   7.63%, 01/15/17(a)                                   305,000          311,100
Poster Financial Group Inc., Sr. Sec.
   Global Notes, 8.75%, 12/01/11(a)                     439,000          454,914
Seneca Gaming Corp., Sr. Global Notes,
   7.25%, 05/01/12(a)                                   279,000          282,139
Station Casinos, Inc.,
   Sr. Unsec. Global Notes,
   6.00%, 04/01/12(a)                                   475,000          464,906

   Sr. Unsec. Notes,
   7.75%, 08/15/16(a)                                   120,000          124,350
                                                                  --------------
                                                                       2,663,291
                                                                  --------------
COAL & CONSUMABLE FUELS-0.72%
Massey Energy Co., Sr. Unsec. Gtd.
   Global Notes, 6.63%, 11/15/10(a)                     430,000          435,913
                                                                  --------------
COMMERCIAL PRINTING-0.47%
Quebecor World Capital Corp. (Canada),
   Sr. Notes, 8.75%, 03/15/16
   (Acquired 12/06/06-12/13/06; Cost
   $264,288)(a)(b)                                      275,000          281,875
                                                                  --------------
COMMODITY CHEMICALS-0.81%
BCP Crystal US Holdings Corp., Sr.
   Sub. Global Notes, 9.63%,
   06/15/14(a)                                          123,500          140,286
Koppers Holdings Inc., Sr. Unsec. Sub.
   Disc. Global Notes, 9.88%,
   11/15/14(a)(d)                                       260,000          219,700
Lyondell Chemical Co., Sr. Unsec. Gtd.
   Global Notes, 8.25%, 09/15/16(a)                     120,000          129,150
                                                                  --------------
                                                                         489,136
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. High Yield Fund

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
COMMUNICATIONS EQUIPMENT-0.21%
MasTec, Inc., Sr. Notes, 7.63%,
   02/01/17 (Acquired 01/24/07; Cost
   $65,000)(a)(b)                                    $   65,000   $       65,975
Superior Essex Communications
   LLC/Essex Group Inc., Sr. Global
   Notes, 9.00%, 04/15/12(a)                             60,000           62,250
                                                                  --------------
                                                                         128,225
                                                                  --------------
CONSTRUCTION & ENGINEERING-0.54%
Great Lakes Dredge & Dock Corp., Sr.
   Unsec. Gtd. Sub. Global Notes,
   7.75%, 12/15/13(a)                                   331,000          327,895
                                                                  --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.24%
Esco Corp., Sr. Notes, 8.63%, 12/15/13
   (Acquired 12/12/06; Cost
   $55,000)(a)(b)                                        55,000           58,025
Titan International Inc., Sr. Notes,
   8.00%, 01/15/12 (Acquired
   12/19/06-03/19/07; Cost
   $314,513)(a)(b)                                      310,000          320,463
Trinity Industries, Inc., Sr. Unsec.
   Gtd. Unsub. Global Notes, 6.50%,
   03/15/14(a)                                          180,000          179,550
Wabtec Corp., Sr. Unsec. Gtd. Global
   Notes, 6.88%, 07/31/13(a)                            190,000          190,475
                                                                  --------------
                                                                         748,513
                                                                  --------------
CONSTRUCTION MATERIALS-0.62%
U.S. Concrete, Inc., Sr. Unsec. Gtd.
   Sub. Global Notes, 8.38%,
   04/01/14(a)                                          365,000          372,756
                                                                  --------------
CONSUMER FINANCE-3.87%
Ford Motor Credit Co.,
   Sr. Notes,
   9.88%, 08/10/11(a)                                   120,000          127,085
   Sr. Unsec. Notes,
   8.63%, 11/01/10(a)                                   490,000          501,128
   8.00%, 12/15/16(a)                                   125,000          121,034
   Unsub. Global Notes,
   7.00%, 10/01/13(a)(c)                                770,000          724,678
General Motors Acceptance Corp.,
   Global Bonds,
   8.00%, 11/01/31(a)                                   655,000          705,762
   Sr. Unsec. Unsub. Notes,
   6.00%, 12/15/11(a)                                   170,000          164,900
                                                                  --------------
                                                                       2,344,587
                                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES-0.87%
PGS Solutions Inc., Sr. Sub. Notes,
   9.63%, 02/15/15 (Acquired 02/07/07;
   Cost $500,000)(a)(b)                                 500,000          505,000
Sungard Data Systems Inc., Sr. Unsec.
   Gtd. Global Notes, 9.13%,
   08/15/13(a)                                           21,000           22,628
                                                                  --------------
                                                                         527,628
                                                                  --------------

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
DIVERSIFIED CHEMICALS-0.76%
Innophos Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 8.88%, 08/15/14(a)                  $  440,000   $      458,150
                                                                  --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-2.07%
Aramark Corp., Sr. Notes, 8.50%,
   02/01/15 (Acquired 01/17/07; Cost
   $125,000)(a)(b)                                      125,000          129,688
Corrections Corp. of America, Sr.
   Unsec. Gtd. Global Notes, 6.25%,
   03/15/13(a)                                          171,000          171,641
GEO Group, Inc. (The), Sr. Unsec.
   Global Notes, 8.25%, 07/15/13(a)                     143,000          150,329
Mobile Services Group Inc., Sr. Notes,
   9.75%, 08/01/14 (Acquired 07/20/06;
   Cost $60,000)(a)(b)                                   60,000           63,750
Travelport Ltd.,
   Sr. Notes,
   9.88%, 09/01/14 (Acquired
   08/11/06-02/27/07; Cost
   $434,063)(a)(b)                                      430,000          456,337
   Sr. Sub. Notes,
   11.88%, 09/01/16 (Acquired
   08/11/06-11/28/06; Cost
   $251,700)(a)(b)                                      255,000          282,731
                                                                  --------------
                                                                       1,254,476
                                                                  --------------
DIVERSIFIED METALS & MINING-0.89%
Freeport-McMorRan Copper & Gold Inc.,
   Sr. Unsec. Notes,
   8.25%, 04/01/15(a)                                   190,000          205,200
   8.38%, 04/01/17(a)                                   310,000          336,350
                                                                  --------------
                                                                         541,550
                                                                  --------------
DRUG RETAIL-1.57%
Jean Coutu Group (PJC) Inc. (Canada),
   Sr. Unsec. Global Notes, 7.63%,
   08/01/12(a)                                          388,000          415,160
Rite Aid Corp.,
   Sr. Sec. Unsub. Gtd. Notes,
   7.50%, 03/01/17(a)                                    65,000           64,350
   Sr. Unsec. Unsub. Notes,
   8.63%, 03/01/15(a)                                   380,000          363,850
   Unsec. Unsub. Gtd. Global Notes,
   8.13%, 05/01/10(a)                                   103,000          106,605
                                                                  --------------
                                                                         949,965
                                                                  --------------
ELECTRIC UTILITIES-3.02%
Edison Mission Energy, Sr. Unsec.
   Global Notes, 7.75%, 06/15/16(a)                     155,000          162,362
LSP Energy L.P./LSP Batesville Funding
   Corp.-Series C, Sr. Sec. Bonds,
   7.16%, 01/15/14(a)                                   167,418          170,976
Midwest Generation, LLC, Sr. Sec.
   Second Priority Putable Global
   Notes, 8.75%, 05/01/34(a)                            145,000          158,050
Mirant North America, LLC, Sr. Unsec.
   Gtd. Global Notes, 7.38%,
   12/31/13(a)                                          185,000          190,550

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. High Yield Fund

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
ELECTRIC UTILITIES-(CONTINUED)
Nevada Power Co.,
   Series M,
   Sr. General Refunding Mortgage Global Notes,
   5.95%, 03/15/16(a)                                $   55,000   $       55,949
   Series O,
   Sr. General Refunding Mortgage Global Notes,
   6.50%, 05/15/18(a)                                    50,000           52,532
NSG Holdings LLC/ NSG Holdings Inc.,
   Sr. Sec. Notes, 7.75%, 12/15/25
   (Acquired 03/06/07; Cost
   $60,000)(a)(b)                                        60,000           62,700
Reliant Energy, Inc., Sr. Sec. Gtd.
   Notes, 6.75%, 12/15/14(a)                            715,000          756,112
Tenaska Alabama Partners LP, Sr. Sec.
   Notes, 7.00%, 06/30/21 (Acquired
   12/12/06; Cost $219,769)(a)(b)                       218,948          221,138
                                                                  --------------
                                                                       1,830,369
                                                                  --------------
ELECTRICAL COMPONENTS & EQUIPMENT-0.45%
NXP BV/NXP Funding LLC, Sr. Notes,
   9.50%, 10/15/15 (Acquired 01/17/07;
   Cost $274,488)(a)(b)                                 265,000          274,938
                                                                  --------------
ENVIRONMENTAL & FACILITIES SERVICES-0.41%
Allied Waste North America,
   Inc.-Series B, Sr. Sec. Gtd. Global
   Notes, 7.13%, 05/15/16(a)                            245,000          250,206
                                                                  --------------
FERTILIZERS & AGRICULTURAL CHEMICALS-0.31%
Mosaic Co. (The),
   Sr. Notes,
   7.38%, 12/01/14 (Acquired
   11/16/06; Cost $120,000)(a)(b)                       120,000          125,250
   7.63%, 12/01/16 (Acquired
   11/16/06; Cost $60,000)(a)(b)                         60,000           63,750
                                                                  --------------
                                                                         189,000
                                                                  --------------
FOOD RETAIL-0.10%
SUPERVALU INC., Sr. Unsec. Medium Term
   Notes, 7.50%, 11/15/14(a)                             60,000           62,850
                                                                  --------------
FOREST PRODUCTS-0.37%
Millar Western Forest Products Ltd.
   (Canada), Sr. Unsec. Global Notes,
   7.75%, 11/15/13(a)                                   247,000          226,005
                                                                  --------------
GAS UTILITIES-0.29%
SEMCO Energy, Inc., Sr. Global Notes,
   7.75%, 05/15/13(a)                                   168,000          173,880
                                                                  --------------
GENERAL MERCHANDISE STORES-0.23%
Pantry, Inc. (The), Sr. Sub. Gtd.
   Global Notes, 7.75%, 02/15/14(a)                     135,000          137,194
                                                                  --------------

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
HEALTH CARE EQUIPMENT-0.42%
Invacare Corp., Sr. Notes, 9.75%,
   02/15/15 (Acquired 02/07/07; Cost
   $246,605)(a)(b)                                   $  250,000   $      253,750
                                                                  --------------
HEALTH CARE FACILITIES-2.97%
Concentra Operating Corp., Sr. Unsec.
   Gtd. Sub. Global Notes, 9.13%,
   06/01/12(a)                                          147,000          157,290
HCA, Inc.,
   Sr. Sec. Notes,
   9.13%, 11/15/14 (Acquired
   11/09/06-01/05/07; Cost
   $147,425)(a)(b)                                      140,000          150,325
   9.25%, 11/15/16 (Acquired
   11/09/06-01/05/07; Cost
   $251,713)(a)(b)                                      240,000          260,400
   Sr. Unsec. Bonds,
   7.50%, 11/06/33(a)                                   165,000          141,694
   Sr. Unsec. Global Notes,
   6.38%, 01/15/15(a)                                   110,000           94,462
   6.50%, 02/15/16(a)                                   165,000          141,281
   Sr. Unsec. Notes,
   8.75%, 09/01/10(a)                                   245,000          258,475
   6.25%, 02/15/13(a)                                    21,000           19,189
Tenet Healthcare Corp.,
   Sr. Unsec. Notes,
   6.38%, 12/01/11(a)                                   419,000          394,907
   7.38%, 02/01/13(a)                                    21,000           19,688
Triad Hospitals, Inc., Sr. Unsec. Sub.
   Notes, 7.00%, 11/15/13(a)                            155,000          162,169
                                                                  --------------
                                                                       1,799,880
                                                                  --------------
HEALTH CARE SERVICES-2.18%
AmeriPath, Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 10.50%, 04/01/13(a)                    355,000          385,175
Omnicare, Inc., Sr. Unsec. Sub. Gtd.
   Notes, 6.88%, 12/15/15(a)                            110,000          111,787
Rural/Metro Corp., Sr. Gtd. Sub.
   Global Notes, 9.88%, 03/15/15(a)                      56,000           59,850
Universal Hospital Services Inc., Sr.
   Unsec. Global Notes, 10.13%,
   11/01/11(a)                                          420,000          448,350
US Oncology, Inc., Sr. Unsec. Gtd.
   Global Notes, 9.00%, 08/15/12(a)                     295,000          314,175
                                                                  --------------
                                                                       1,319,337
                                                                  --------------
HEALTH CARE SUPPLIES-0.27%
Inverness Medical Innovations, Inc.,
   Sr. Sub. Gtd. Global Notes, 8.75%,
   02/15/12(a)                                          155,000          161,975
                                                                  --------------
HOMEBUILDING-0.35%
Technical Olympic USA, Inc.,
   Sr. Unsec. Gtd. Global Notes,
   9.00%, 07/01/10(a)                                   163,000          154,035
   9.00%, 07/01/10(a)                                    60,000           56,850
                                                                  --------------
                                                                         210,885
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. High Yield Fund

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
HOMEFURNISHING RETAIL-0.40%
Rent-A-Center Inc.-Series B, Sr.
   Unsec. Gtd. Sub. Global Notes,
   7.50%, 05/01/10(a)                                $  240,000   $      240,900
                                                                  --------------
HOTELS, RESORTS & CRUISE LINES-1.09%
Grupo Posadas S.A. de C.V. (Mexico),
   Sr. Unsec. Notes, 8.75%, 10/04/11
   (Acquired 09/27/04; Cost
   $183,000)(a)(b)                                      183,000          191,006
NCL Corp., Sr. Unsec. Unsub. Global
   Notes, 10.63%, 07/15/14(a)                           476,000          470,050
                                                                  --------------
                                                                         661,056
                                                                  --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-2.65%
AES Corp. (The), Sr. Unsec. Unsub.
   Notes, 7.75%, 03/01/14(a)(c)                         191,000          201,505
AES Red Oak LLC-Series A, Sr. Sec.
   Bonds, 8.54%, 11/30/19(a)                            417,443          456,057
Mirant Americas Generation LLC, Sr.
   Unsec. Notes, 8.30%, 05/01/11(a)                     120,000          123,600
NRG Energy, Inc.,
   Sr. Unsec. Gtd. Notes,
   7.38%, 02/01/16(a)                                   160,000          164,600
   7.38%, 01/15/17(a)                                   640,000          657,997
                                                                  --------------
                                                                       1,603,759
                                                                  --------------
INDUSTRIAL CONGLOMERATES-0.93%
Idalex Holding Corp.-Series B, Sr.
   Sec. Gtd. Global Notes, 11.50%,
   02/01/14(a)                                          335,000          350,075
TransDigm Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 7.75%, 07/15/14(a)                     205,000          213,200
                                                                  --------------
                                                                         563,275
                                                                  --------------
INDUSTRIAL MACHINERY-0.78%
Columbus McKinnon Corp., Sr. Sub.
   Global Notes, 8.88%, 11/01/13(a)                     318,000          338,670
Stewart & Stevenson LLC/Stewart &
   Stevenson Corp., Sr. Notes, 10.00%,
   07/15/14 (Acquired 12/06/06; Cost
   $132,031)(a)(b)                                      125,000          131,094
                                                                  --------------
                                                                         469,764
                                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES-0.61%
Empresa Brasileira de Telecom S.A.
   (Brazil)-Series B, Gtd. Global
   Notes, 11.00%, 12/15/08(a)                           216,000          234,630

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)
Hawaiian Telcom Communications
   Inc.-Series B, Sr. Unsec. Gtd. Sub.
   Global Notes, 12.50%, 05/01/15(a)(c)              $  125,000   $      137,500
                                                                  --------------
                                                                         372,130
                                                                  --------------
METAL & GLASS CONTAINERS-0.60%
Owens-Brockway Glass Container Inc.,
   Sr. Unsec. Gtd. Global Notes,
   8.25%, 05/15/13(a)                                    56,000           58,450
Pliant Corp., Sr. Sec. Global Notes,
   11.63%, 06/15/09(a)                                  127,085          144,241
Vitro S.A. de C.V. (Mexico), Sr.
   Unsec. Unsub. Notes, 9.13%,
   02/01/17 (Acquired 01/25/07; Cost
   $157,440)(a)(b)                                      160,000          163,600
                                                                  --------------
                                                                         366,291
                                                                  --------------
MORTGAGE REIT'S-1.79%
Thornburg Mortgage Inc., Sr. Unsec.
   Global Notes, 8.00%, 05/15/13(a)                   1,090,000        1,087,275
                                                                  --------------
MOVIES & ENTERTAINMENT-0.88%
Cinemark Inc., Sr. Unsec. Disc. Global
   Notes, 9.75%, 03/15/14(a)(d)                         345,000          316,538
Marquee Holdings Inc., Sr. Unsec.
   Disc. Global Notes, 12.00%,
   08/15/14(a)(d)                                       245,000          215,600
                                                                  --------------
                                                                         532,138
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-3.45%
Allis-Chalmers Energy Inc.,
   Sr. Unsec. Gtd. Global Notes,
   9.00%, 01/15/14(a)                                    60,000           60,900
   8.50%, 03/01/17(a)                                   380,000          378,100
Basic Energy Services Inc., Sr. Unsec.
   Gtd. Global Notes, 7.13%,
   04/15/16(a)                                          130,000          127,400
CHC Helicopter Corp. (Canada), Sr.
   Unsec. Sub. Gtd. Global Notes,
   7.38%, 05/01/14(a)                                   310,000          303,800
Compagnie Generale de
   Geophysique-Veritas (France),
   Sr. Unsec. Gtd. Global Notes,
   7.50%, 05/15/15(a)                                    65,000           67,437
   7.75%, 05/15/17(a)                                    65,000           68,250
Complete Production Services Inc., Sr.
   Notes, 8.00%, 12/15/16 (Acquired
   11/29/06; Cost $60,000)(a)(b)                         60,000           61,800
Hanover Compressor Co., Sr. Unsec.
   Gtd. Notes, 9.00%, 06/01/14(a)                       106,000          114,745
PHI Inc., Sr. Unsec. Gtd. Global
   Notes, 7.13%, 04/15/13(a)                            535,000          513,600

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. High Yield Fund

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
OIL & GAS EQUIPMENT & SERVICES-(CONTINUED)
Universal Compression Inc., Sr. Unsed.
   Gtd. Global Notes, 7.25%,
   05/15/10(a)                                       $  385,000   $      392,700
                                                                  --------------
                                                                       2,088,732
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION-5.53%
Calfrac Holdings LP, Sr. Notes, 7.75%,
   02/15/15 (Acquired 02/07/07; Cost
   $620,000)(a)(b)                                      620,000          607,600
Chapparral Energy Inc., Sr. Notes,
   8.88%, 02/01/17 (Acquired 02/06/07;
   Cost $257,550)(a)(b)                                 255,000          258,188
Clayton Williams Energy, Inc., Sr.
   Unsec. Gtd. Global Notes, 7.75%,
   08/01/13(a)                                          145,000          137,025
Delta Petroleum Corp., Sr. Unsec. Gtd.
   Global Notes, 7.00%, 04/01/15(a)                     335,000          301,500
Encore Acquisition Co., Sr. Unsec.
   Sub. Global Notes, 6.00%,
   07/15/15(a)                                          375,000          335,625
OPTI Canada Inc. (Canada), Sr. Sec.
   Gtd. Notes, 8.25%, 12/15/14
   (Acquired 02/14/07; Cost
   $396,625)(a)(b)                                      380,000          396,150
Paramount Resources Ltd. (Canada), Sr.
   Unsec. Unsub. Yankee Notes, 8.50%,
   01/31/13(a)                                          504,000          506,520
Quicksilver Resources Inc., Sr. Unsec.
   Gtd. Sub. Notes, 7.13%, 04/01/16(a)                  105,000          103,950
Sabine Pass LNG L.P., Sr. Sec. Notes,
   7.25%, 11/30/13 (Acquired 11/01/06;
   Cost $425,000)(a)(b)                                 425,000          430,312
Whiting Petroleum Corp., Sr. Unsec.
   Gtd. Sub. Global Notes, 7.00%,
   02/01/14(a)                                          280,000          274,750
                                                                  --------------
                                                                       3,351,620
                                                                  --------------
OIL & GAS REFINING & MARKETING-0.52%
United Refining Co., Sr. Unsec. Gtd.
   Global Notes, 10.50%, 08/15/12(a)                    300,000          316,500
                                                                  --------------
OIL & GAS STORAGE & TRANSPORTATION-2.25%
Copano Energy LLC, Sr. Unsec. Gtd.
   Global Notes, 8.13%, 03/01/16(a)                     410,000          426,400
El Paso Production Holding Co., Sr.
   Unsec. Gtd. Global Notes, 7.75%,
   06/01/13(a)                                          245,000          256,025
MarkWest Energy Partners L.P./ MarkWest
   Energy Finance Corp.,
   Series B,
   Sr. Unsec. Gtd. Global Notes,
   6.88%, 11/01/14(a)                                   304,000          297,920

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
OIL & GAS STORAGE & TRANSPORTATION-(CONTINUED)
   8.50%, 07/15/16(a)                                $  195,000   $      204,262
Tennessee Gas Pipeline Co., Unsec.
   Unsub. Deb., 7.50%, 04/01/17(a)                      105,000          117,296
Williams Partners L.P./Williams
   Partners Finance Corp., Sr. Unsec.
   Gtd. Bonds, 7.25%, 02/01/17
   (Acquired 12/06/06; Cost
   $60,000)(a)(b)                                        60,000           63,825
                                                                  --------------
                                                                       1,365,728
                                                                  --------------
PACKAGED FOODS & MEATS-1.03%
Dole Foods Co. Inc., Sr. Unsec. Gtd.
   Global Notes, 7.25%, 06/15/10(a)                     332,000          317,890
Nutro Products Inc.,
   Sr. Floating Rate Notes,
   9.40%, 10/15/13 (Acquired
   04/13/06; Cost $25,000)(a)(b)(e)                      25,000           25,906
   Sr. Sub. Notes,
   10.75%, 04/15/14 (Acquired
   04/13/06-10/10/06; Cost
   $269,419)(a)(b)                                      260,000          280,800
                                                                  --------------
                                                                         624,596
                                                                  --------------
PAPER PACKAGING-1.71%
Caraustar Industries, Inc., Unsec.
   Unsub. Notes, 7.38%, 06/01/09(a)                     600,000          588,000
Jefferson Smurfit Corp., Sr. Unsec.
   Gtd. Unsub. Global Notes, 7.50%,
   06/01/13(a)(c)                                       274,000          267,492
Smurfit-Stone Container Entergprises
   Inc., Sr. Notes, 8.00%, 03/15/17
   (Acquired 03/28/07; Cost
   $181,600)(a)(b)                                      185,000          181,300
                                                                  --------------
                                                                       1,036,792
                                                                  --------------
PAPER PRODUCTS-3.00%
Abitibi-Consolidated Finance L.P.,
   Unsec. Gtd. Notes, 7.88%,
   08/01/09(a)                                          155,000          156,356
Boise Cascade LLC, Sr. Unsec. Gtd.
   Sub. Global Notes, 7.13%,
   10/15/14(a)                                          142,000          140,935
Cellu Tissue Holdings, Inc., Sec. Gtd.
   Global Notes, 9.75%, 03/15/10(a)                     182,000          182,910
Domtar Inc. (Canada),
   Unsec. Unsub. Yankee Notes,
   7.13%, 08/15/15(a)                                   118,000          118,590
   Yankee Notes,
   5.38%, 12/01/13(a)                                    50,000           46,500
Exopack Holding Corp., Sr. Unsec. Gtd.
   Global Notes, 11.25%, 02/01/14(a)                    145,000          155,694
Georgia-Pacific Corp.,
   Sr. Gtd. Notes,
   7.00%, 01/15/15 (Acquired
   12/13/06-01/10/07; Cost
   $245,313)(a)(b)                                      245,000          245,919

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. High Yield Fund

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
PAPER PRODUCTS-(CONTINUED)
   7.13%, 01/15/17 (Acquired
   12/13/06-02/21/07; Cost
   $141,000)(a)(b)                                   $  140,000   $      140,700
Mercer International Inc., Sr. Unsec.                   267,000          268,001
   Global Notes, 9.25%, 02/15/13(a)
Neenah Paper, Inc., Sr. Unsec. Gtd.
   Global Notes, 7.38%, 11/15/14(a)                     179,000          173,182
Verso Paper Holdings LLC/Verson Paper
   Inc., Sr. Sec. Notes, 9.13%,
   08/01/14 (Acquired 07/26/06; Cost
   $180,000)(a)(b)                                      180,000          188,775
                                                                  --------------
                                                                       1,817,562
                                                                  --------------
PERSONAL PRODUCTS-0.81%
DEL Laboratories Inc., Sr. Unsec. Gtd.
   Sub. Global Notes, 8.00%,
   02/01/12(a)                                          235,000          220,900
NBTY, Inc., Sr. Unsec. Sub. Global
   Notes, 7.13%, 10/01/15(a)                            269,000          269,673
                                                                  --------------
                                                                         490,573
                                                                  --------------
PHARMACEUTICALS-1.74%
Elan Finance PLC/Elan Finance Corp. (Ireland),
   Sr. Unsec. Gtd. Global Notes,
   7.75%, 11/15/11(a)                                   166,000          163,718
   Sr. Unsec. Notes,
   8.88%, 12/01/13 (Acquired
   11/17/06-01/16/07; Cost
   $279,875)(a)(b)                                      280,000          287,000
Leiner Health Products Inc., Sr.
   Unsec. Gtd. Sub. Global Notes,
   11.00%, 06/01/12(a)                                  195,000          195,731
Valeant Pharmaceuticals International,
   Sr. Unsec. Global Notes, 7.00%,
   12/15/11(a)                                          420,000          407,400
                                                                  --------------
                                                                       1,053,849
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-0.21%
Crum & Forster Holdings Corp., Sr.
   Global Notes, 10.38%, 06/15/13(a)                    120,000          130,200
                                                                  --------------
PUBLISHING-2.36%
Dex Media Inc., Sr. Unsec. Disc.
   Global Notes, 9.00%,
   11/15/13(a)(c)(d)                                    449,000          422,621
Idearc Inc., Sr. Notes, 8.00%,
   11/15/16 (Acquired 11/01/06; Cost
   $245,000)(a)(b)                                      245,000          252,962
MediMedia USA Inc., Sr. Sub. Notes,
   11.38%, 11/15/14 (Acquired
   11/01/06; Cost $30,000)(a)(b)                         30,000           31,650
Nielsen Finance LLC/Nielsen Finance
   Co., Sr. Notes, 10.00%, 08/01/14
   (Acquired 11/30/06; Cost
   $324,063)(a)(b)                                      305,000          333,975

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
PUBLISHING-(CONTINUED)
Velassis Communications Inc., Sr.
   Notes, 8.25%, 03/01/15 (Acquired
   02/27/07; Cost $195,000)(a)(b)                    $  195,000   $      192,563
Vertis Inc.-Series B, Sr. Unsec. Gtd.
   Global Notes, 10.88%, 06/15/09(a)(c)                 190,000          193,325
                                                                  --------------
                                                                       1,427,096
                                                                  --------------
RAILROADS-0.90%
Kansas City Southern de Mexico, S.A.
   de C.V. (Mexico), Sr. Global Notes,
   9.38%, 05/01/12 Cost $528,180(a)                     507,000          548,194
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-0.49%
Amkor Technology Inc., Sr. Unsec.
   Global Notes, 7.13%, 03/15/11(a)                     305,000          298,900
                                                                  --------------
SEMICONDUCTORS-1.20%
Avago Technologies Finance Pte/ Avago
   Technologies U.S./ Avago
   Technologies Wireless (Singapore),
   Sr. Unsec. Gtd. Global Notes,
   10.13%, 12/01/13(a)                                  130,000          141,375
Freescale Semiconductor Inc.,
   Sr. Notes,
   8.88%, 12/15/14 (Acquired
   11/16/06; Cost $60,000)(a)(b)                         60,000           60,300
   Sr. Sub. Notes,
   10.13%, 12/15/16 (Acquired
   11/16/06; Cost $60,000)(a)(b)                         60,000           60,300
MagnaChip Semiconductor S.A./MagnaChip
   Semiconductor Finance Co. (South
   Korea), Sr. Sec. Deb. Global Notes,
   6.88%, 12/15/11(a)(c)                                360,000          299,700
Viasystems Inc., Sr. Unsec. Sub.
   Global Notes, 10.50%, 01/15/11(a)                    165,000          167,888
                                                                  --------------
                                                                         729,563
                                                                  --------------
SPECIALIZED CONSUMER SERVICES-0.31%
Service Corp. International, Sr.
   Notes, 7.50%, 04/01/27 (Acquired
   03/28/07; Cost $185,000)(a)(b)                       185,000          186,619
                                                                  --------------
SPECIALTY CHEMICALS-2.47%
Huntsman International LLC, Sr. Unsec.
   Gtd. Sub., 7.88%, 11/15/14
   (Acquired 01/08/07-03/21/07; Cost
   $516,763)(a)(b)                                      500,000          522,500
Johnsondiversey Holdings Inc., Sr.
   Unsec. Disc. Global Notes, 10.67%,
   05/15/13(a)(d)                                       190,000          196,412
Johnsondiversey Inc.-Series B, Sr.
   Gtd. Sub. Global Notes, 9.63%,
   05/15/12(a)                                          105,000          109,856

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. High Yield Fund

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
SPECIALTY CHEMICALS-(CONTINUED)
MacDermid Inc., Sr. Sub. Notes, 9.50%,
   04/15/17 (Acquired 03/29/07; Cost
   $60,000)(a)(b)                                    $   60,000   $       61,725
NewMarket Corp., Sr. Notes, 7.13%,
   12/15/16 (Acquired 12/07/06; Cost
   $150,000)(a)(b)                                      150,000          150,000
Polypore Inc., Sr. Sub. Global Notes,
   8.75%, 05/15/12(a)                                   380,000          393,300
Polypore International Inc., Sr.
   Unsec. Disc. Global Notes, 10.50%,
   10/01/12(a)(d)                                        65,000           61,344
                                                                  --------------
                                                                       1,495,137
                                                                  --------------
SPECIALTY STORES-1.03%
Linens 'n Things Inc., Sr. Sec. Gtd.
   Floating Rate Global Notes, 10.99%,
   01/15/14(a)(c)(e)                                    665,000          623,438
                                                                  --------------
STEEL-0.72%
AK Steel Corp., Sr. Unsec. Gtd. Global
   Notes, 7.75%, 06/15/12(a)                            165,000          168,712
Metals USA, Inc., Sr. Sec. Gtd. Global
   Notes, 11.13%, 12/01/15(a)                           155,000          172,631
Steel Dynamics Inc., Sr. Notes, 6.75%,
   04/01/15 (Acquired 03/28/07; Cost
   $95,000)(a)(b)                                        95,000           95,713
                                                                  --------------
                                                                         437,056
                                                                  --------------
THRIFTS & MORTGAGE FINANCE-0.25%
Fremont General Corp.-Series B, Sr.
   Unsec. Notes, 7.88%, 03/17/09(a)                     165,000          154,275
                                                                  --------------
TIRES & RUBBER-1.25%
Goodyear Tire & Rubber Co. (The),
   Sr. Notes,
   8.63%, 12/01/11 (Acquired
   03/22/07-03/23/07; Cost
   $128,475)(a)(b)                                      120,000          129,450
   Sr. Unsec. Global Notes,
   9.00%, 07/01/15(a)                                   570,000          626,288
                                                                  --------------
                                                                         755,738
                                                                  --------------
TRADING COMPANIES & DISTRIBUTORS-1.74%
H&E Equipment Services Inc., Sr.
   Unsec. Gtd. Global Notes, 8.38%,
   07/15/16(a)                                          120,000          127,650
United Rentals North America, Inc.,
   Sr. Unsec. Gtd. Global Notes,
   6.50%, 02/15/12(a)                                   560,000          561,053
Wesco Distribution Inc., Sr. Unsec.
   Gtd. Sub. Global Notes, 7.50%,
   10/15/17(a)                                          360,000          364,950
                                                                  --------------
                                                                       1,053,653
                                                                  --------------

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
WIRELESS TELECOMMUNICATION SERVICES-1.65%
Centennial Cellular Operating
   Co./Centennial Communications
   Corp., Sr. Unsec. Gtd. Global
   Notes, 10.13%, 06/15/13(a)                        $  213,000   $      230,839
Dobson Cellular Systems, Inc.-Series
   B, Sr. Sec. Gtd. Global Notes,
   8.38%, 11/01/11(a)                                   310,000          330,925
Rural Cellular Corp.,
   Sr. Sec. Gtd. Global Notes,
   8.25%, 03/15/12(a)                                    80,000           84,200
   Sr. Unsec. Global Notes,
   9.88%, 02/01/10(a)                                   332,000          351,920
                                                                  --------------
                                                                         997,884
                                                                  --------------
      Total Bonds & Notes
         (Cost $55,261,406)                                           56,460,038
                                                                  --------------
BUNDLED SECURITIES-1.95%
Targeted Return Index Securities
   Trust-Series HY 2006-1, Sec. Bonds,
   7.55%, 05/01/16 (Acquired 06/27/06;
   Cost $1,134,891)
   (Cost $1,136,357)(a)(b)                            1,162,500        1,183,981
                                                                  --------------

                                                       SHARES
                                                     ----------
COMMON STOCKS & OTHER EQUITY INTERESTS-1.56%
BROADCASTING & CABLE TV-0.95%
Adelphia Business Solutions (f)(g)                        1,388          112,750
Adelphia Recovery Trust -Series ACC-1 INT
   (c)(f)(g)                                            318,571           30,662
Adelphia Recovery Trust Series ARAHOVA INT
   (f)(g)                                               109,170           59,907
Century True Shares (f)(g)                                2,510           10,668
Time Warner Cable, Inc. -Class A (g)                      6,863          257,157
Virgin Media Inc.                                         4,129          104,257
XM Satellite Radio Inc. -Wts., expiring
   03/15/10(g)(h)                                           182            1,192
                                                                  --------------
                                                                         576,593
                                                                  --------------
CONSTRUCTION MATERIALS-0.00%
Dayton Superior Corp. -Wts., expiring
   06/15/09 (Acquired 08/07/00
   $0)(b)(h)(i)(j)                                          175                0
                                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES-0.01%
NTELOS Inc. -Wts., expiring 08/15/10
   (Acquired 07/21/00-11/15/00; Cost
   $7,710)(b)(h)(i)(j)                                      832                0
XO Holdings Inc. (k)                                         33              169
XO Holdings Inc. -Class A -Wts., expiring
   01/16/10(k)                                            1,533            1,380
XO Holdings Inc. -Class B -Wts., expiring
   01/16/10(k)                                            1,148              597

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. High Yield Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)
XO Holdings Inc. -Class C -Wts., expiring
   01/16/10(k)                                            1,148   $          287
                                                                  --------------
                                                                           2,433
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES-0.60%
American Tower Corp. -Class A (g)                         4,129          160,824
iPCS, Inc. (g)                                            4,124          202,035
                                                                  --------------
                                                                         362,859
                                                                  --------------
      Total Common Stocks & Other Equity Interests
         (Cost $703,587)                                                 941,885
                                                                  --------------

                                                      PRINCIPAL
                                                       AMOUNT
                                                     ----------
ASSET-BACKED SECURITIES-0.26%
ELECTRIC UTILITIES-0.26%
Reliant Energy Mid-Atlantic Power
   Holdings, LLC-Series B, Sr. Unsec.
   Asset-Backed Pass Through Ctfs.,
   9.24%, 07/02/17
   (Cost $143,391)(a)                                $  142,787          158,582
                                                                  --------------

                                                       SHARES
                                                     ----------
SENIOR SECURED FLOATING RATE INTEREST-0.17%
AIRLINES-0.17%
Evergreen International Aviation,
   Inc., First Lien Term Loan, 8.82%,
   10/31/11
   (Cost $103,951)(a)(e)                                104,939          104,939
                                                                  --------------
PREFERRED STOCK-0.13%
MULTI-UTILITIES-0.13%
NRG Energy, Inc. $14.38 Conv. Pfd.
   (Cost $62,500)                                           250           81,263
                                                                  --------------
MONEY MARKET FUNDS-2.28%
Liquid Assets Portfolio -Institutional
   Class (l)                                            689,501          689,501
Premier Portfolio -Institutional Class (l)              689,501          689,501
                                                                  --------------
      Total Money Market Funds
         (Cost $1,379,002)                                             1,379,002
                                                                  --------------
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-99.52%
   (Cost $58,790,194)                                                 60,309,690
                                                                  --------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED
MONEY MARKET FUNDS-4.57%
Liquid Assets Portfolio -Institutional
   Class (l)(m)                                       1,384,625        1,384,625
STIC Prime Portfolio -Institutional Class
   (l)(m)                                             1,384,626        1,384,626

      Total Money Market Funds (purchased with cash
         collateral from securities loaned)
         (Cost $2,769,251)                                             2,769,251
                                                                  --------------
TOTAL INVESTMENTS-104.09%
   (Cost $61,559,445)                                                 63,078,941
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(4.09)%                                 (2,477,142)
                                                                  --------------
NET ASSETS-100.00%                                                $   60,601,799
                                                                  ==============

Investment Abbreviations:

Conv.   -- Convertible

Ctfs.   -- Certificates

Deb.    -- Debentures

Disc.   -- Discounted

Gtd.    -- Guaranteed

Pfd.    -- Preferred

REIT    -- Real Estate Investment Trust

Sec.    -- Secured

Sr.     -- Senior

Sub.    -- Subordinated

Unsec.  -- Unsecured

Unsub.  -- Unsubordinated

Wts.    -- Warrants

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at March 31, 2007 was $57,907,540, which represented 95.55% of the Fund's Net Assets. See
     Note 1A.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2007 was $12,453,444, which represented 20.55% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)  All or a portion of this security was out on loan at March 31, 2007.

(d) Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2007.

(f) Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(g)  Non-income producing security.

(h) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(i) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at March 31, 2007 was $0, which represented 0.00% of the Fund's Net Assets.

(j) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at March 31, 2007 was $0, which represented 0.00% of the Fund's Net Assets. See Note 1A.

(k)  Non-income producing security acquired through a corporate action.

(l) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(m) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. High Yield Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

          Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securites traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM V.I. High Yield Fund

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the statement of operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

AIM V.I. High Yield Fund

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. LOWER-RATED SECURITIES - The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

AIM V.I. High Yield Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2007.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                        CHANGE IN
                                                                       UNREALIZED
                           VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND      REALIZED
FUND                      12/31/06        COST           SALES       (DEPRECIATION)     03/31/07      INCOME     GAIN (LOSS)
----                     ----------   ------------   -------------   --------------   -----------   ----------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $1,494,785    $ 5,976,429   $ (6,781,713)         $--         $  689,501     $17,617        $--
Premier  Portfolio-
   Institutional Class    1,494,785      5,976,429     (6,781,713)          --            689,501      17,509         --
                         ----------    -----------   ------------          ---         ----------     -------        ---
   SUBTOTAL              $2,989,570    $11,952,858   $(13,563,426)         $--         $1,379,002     $35,126        $--
                         ==========    ===========   ============          ===         ==========     =======        ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                        CHANGE IN
                                                                       UNREALIZED
                           VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND      REALIZED
FUND                      12/31/06        COST           SALES       (DEPRECIATION)     03/31/07      INCOME*    GAIN (LOSS)
----                     ----------   ------------   -------------   --------------   -----------   ----------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $2,240,339    $ 1,906,239   $ (2,761,953)         $--         $1,384,625     $14,996        $--
STIC Prime
   Portfolio -
   Institutional Class    2,240,340      1,906,239     (2,761,953)          --          1,384,626      15,004         --
                         ----------    -----------   ------------          ---         ----------     -------        ---
   SUBTOTAL              $4,480,679    $ 3,812,478   $ (5,523,906)         $--         $2,769,251     $30,000        $--
                         ==========    ===========   ============          ===         ==========     =======        ===
   TOTAL INVESTMENTS
      IN AFFILIATES      $7,470,249    $15,765,336   $(19,087,332)         $--         $4,148,253     $65,126        $--
                         ==========    ===========   ============          ===         ==========     =======        ===

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At March 31, 2007, securities with an aggregate value of $2,705,194 were on loan to brokers. The loans were secured by cash collateral of $2,769,251 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended March 31, 2007, the Fund received dividends on cash collateral investments of $30,000 for securities lending transactions, which are net of compensation to counterparties.

AIM V.I. High Yield Fund

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $22,267,115 and $19,216,686, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $1,944,787
Aggregate unrealized (depreciation) of investment securities     (477,479)
                                                               ----------
Net unrealized appreciation of investment securities           $1,467,308
                                                               ==========

Cost of investments for tax purposes is $61,611,633.

                       AIM V.I. INTERNATIONAL GROWTH FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   VIIGR-QTR-1 3/07   A I M Advisors, Inc.

AIM V.I. International Growth Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
FOREIGN COMMON STOCKS & OTHER
   EQUITY INTERESTS-91.49%
AUSTRALIA-3.49%
Babcock & Brown Ltd. (Other
   Diversified Financial Services) (a)(b)               231,779   $    5,143,559
BHP Billiton Ltd. (Diversified Metals
   & Mining) (a)                                        388,304        9,409,365
Brambles Ltd. (Diversified Commercial &
   Professional Services) (c)                           607,251        6,687,371
QBE Insurance Group Ltd. (Property
   & Casualty Insurance) (a)                            218,267        5,560,421
                                                                  --------------
                                                                      26,800,716
                                                                  --------------
BELGIUM-2.46%
InBev N.V. (Brewers) (a)                                167,886       12,137,319
KBC Groep N.V. (Diversified Banks)
   (a)                                                   54,021        6,730,404
                                                                  --------------
                                                                      18,867,723
                                                                  --------------
BRAZIL-0.70%
All America Latina Logistica
   (Railroads) (d)                                      446,200        5,413,344
                                                                  --------------
CANADA-3.20%
Canadian National Railway Co.
   (Railroads)                                          123,620        5,458,531
Canadian Natural Resources Ltd. (Oil &
   Gas Exploration & Production)                        101,853        5,620,419
Manulife Financial Corp. (Life &
   Health Insurance)                                    151,801        5,219,782
Suncor Energy, Inc. (Integrated Oil &
   Gas)                                                 108,235        8,256,253
                                                                  --------------
                                                                      24,554,985
                                                                  --------------
CHINA-0.77%
Ping An Insurance (Group) Co. of
   China Ltd. -Class H (Life & Health
   Insurance) (a)                                     1,214,500        5,901,690
                                                                  --------------
DENMARK-1.00%
Novo Nordisk A.S. -Class B
   (Pharmaceuticals) (a)(b)                              84,548        7,698,864
                                                                  --------------
FRANCE-8.90%
Axa (Multi-Line Insurance) (a)(b)                       224,145        9,555,368
BNP Paribas (Diversified Banks) (a)                     112,911       11,817,560
Cap Gemini S.A. (IT Consulting & Other
   Services) (a)                                        125,290        9,557,029
Societe Generale (Diversified Banks) (a)                 54,440        9,425,512
Total S.A. (Integrated Oil & Gas) (a)                   157,285       10,989,762
Vinci S.A. (Construction &
   Engineering) (a)(b)                                  109,508       17,003,743
                                                                  --------------
                                                                      68,348,974
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
GERMANY-8.72%
Bayer A.G. (Diversified Chemicals) (a)                  152,646   $    9,771,649
Commerzbank A.G. (Diversified
   Banks) (a)                                           221,162        9,765,756
Continental A.G. (Tires & Rubber) (a)                    43,663        5,633,062
Deutsche Boerse A.G. (Specialized
   Finance) (a)                                          18,235        4,177,204
MAN A.G. (Industrial Machinery) (a)                      89,149       10,374,606
Merck KGaA (Pharmaceuticals) (a)                         52,823        6,801,459
Puma A.G. Rudolf Dassler Sport
   (Footwear) (b)                                        30,040       10,983,279
Siemens A.G. (Industrial
   Conglomerates)                                        87,801        9,385,112
                                                                  --------------
                                                                      66,892,127
                                                                  --------------
GREECE-0.91%
OPAP S.A. (Casinos & Gaming) (a)                        181,670        6,971,801
                                                                  --------------
HONG KONG-2.18%
Esprit Holdings Ltd. (Apparel Retail) (a)               677,600        7,940,660
Hutchison Whampoa Ltd. (Industrial
   Conglomerates) (a)                                   576,000        5,543,224
Li & Fung Ltd. (Distributors) (a)                     1,046,000        3,286,530
                                                                  --------------
                                                                      16,770,414
                                                                  --------------
HUNGARY-0.77%
OTP Bank Nyrt. (Diversified Banks) (a)                  128,795        5,881,699
                                                                  --------------
INDIA-2.62%
Bharat Heavy Electricals Ltd. (Heavy
   Electrical Equipment)                                102,857        5,350,409
Housing Development Finance Corp.
   Ltd. (Thrifts & Mortgage Finance) (a)                117,137        4,089,184
Infosys Technologies Ltd. (IT
   Consulting & Other Services) (a)                     230,951       10,689,562
                                                                  --------------
                                                                      20,129,155
                                                                  --------------
INDONESIA-0.66%
PT Telekomunikasi Indonesia -Series B
   (Integrated Telecommunication
   Services) (a)                                      4,700,000        5,064,625
                                                                  --------------
IRELAND-2.70%
Anglo Irish Bank Corp. PLC
   (Diversified Banks) (a)                              573,371       12,225,378
CRH PLC (Construction Materials) (a)                    199,589        8,524,513
                                                                  --------------
                                                                      20,749,891
                                                                  --------------
ISRAEL-1.51%
Teva Pharmaceutical Industries Ltd. -
   ADR (Pharmaceuticals)                                309,028       11,566,918
                                                                  --------------

AIM V.I. International Growth Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
ITALY-1.35%
Eni S.p.A. (Integrated Oil & Gas) (a)                   318,280   $   10,329,455
                                                                  --------------
JAPAN-11.63%
AEON Co., Ltd. (Hypermarkets &
   Super Centers)                                       181,000        3,609,555
Canon Inc. (Office Electronics)                         139,300        7,482,765
Casio Computer Co., Ltd. (Consumer
   Electronics) (a)                                     177,000        3,849,523
Denso Corp. (Auto Parts & Equipment)
   (a)                                                  132,400        4,887,132
FANUC Ltd. (Industrial Machinery) (a)                    93,400        8,628,934
Hitachi High-Technologies Corp.
   (Trading Companies & Distributors)
   (a)                                                  160,500        4,356,032
Hoya Corp. (Electronic Equipment
   Manufacturers) (a)                                   120,700        3,980,755
IBIDEN Co., Ltd. (Electronic
   Equipment Manufacturers) (a)                         113,100        5,823,774
JSR Corp. (Specialty Chemicals) (a)(b)                  158,800        3,637,950
Keyence Corp. (Electronic Equipment
   Manufacturers) (b)                                    22,000        4,964,189
Komatsu Ltd. (Construction & Farm
   Machinery & Heavy Trucks) (a)                        215,000        4,471,848
Mizuho Financial Group, Inc.
   (Diversified Banks) (a)                                  506        3,237,842
Mizuho Financial Group, Inc.
   (Diversified Banks) (Acquired
   10/24/2005; Cost $2,127,848)(a)(e)                       354        2,265,209
Nissan Motor Co., Ltd. (Automobile
   Manufacturers) (a)(b)                                444,400        4,757,181
ORIX Corp. (Consumer Finance)                            28,080        7,315,479
Suzuki Motor Corp. (Automobile
   Manufacturers) (a)(b)                                197,000        5,081,117
Toyota Motor Corp. (Automobile
   Manufacturers) (a)                                   170,800       10,938,832
                                                                  --------------
                                                                      89,288,117
                                                                  --------------
MEXICO-2.26%
America Movil S.A. de C.V. -Series L -
   ADR (Wireless Telecommunication
   Services)                                            153,629        7,341,930
Grupo Televisa S.A. -ADR
   (Broadcasting & Cable TV)                            155,129        4,622,844
Wal-Mart de Mexico S.A. de C.V. -
   Series V (Hypermarkets & Super
   Centers) (b)                                       1,251,600        5,346,465
                                                                  --------------
                                                                      17,311,239
                                                                  --------------
NETHERLANDS-1.38%
Heineken Holding N.V. (Brewers) (a)                     182,172        8,075,409
ING Groep N.V. (Other Diversified
   Financial Services)                                   59,089        2,498,169
                                                                  --------------
                                                                      10,573,578
                                                                  --------------
NORWAY-1.12%
Petroleum Geo-Services A.S.A. (Oil &
   Gas Equipment & Services) (a)(c)                     330,090        8,585,331
                                                                  --------------
RUSSIA-0.52%
LUKOIL -ADR (Integrated Oil & Gas)                       46,105        3,988,082
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
SINGAPORE-1.34%
Keppel Corp. Ltd. (Industrial
   Conglomerates)                                       482,000   $    6,036,318
United Overseas Bank Ltd. (Diversified
   Banks) (a)                                           306,000        4,234,862
                                                                  --------------
                                                                      10,271,180
                                                                  --------------
SOUTH AFRICA-1.20%
Standard Bank Group Ltd. (Diversified
   Banks) (a)(b)                                        372,710        5,455,481
Telkom South Africa Ltd. (Integrated
   Telecommunication Services) (a)(b)                   163,420        3,730,696
                                                                  --------------
                                                                       9,186,177
                                                                  --------------
SOUTH KOREA-2.29%
Hana Financial Group Inc. (Diversified
   Banks) (a)                                            95,740        4,962,703
Hyundai Heavy Industries Co., Ltd.
   (Construction & Farm Machinery &
   Heavy Trucks)                                         28,336        5,663,585
Samsung Electronics Co., Ltd.
   (Semiconductors) (a)                                  11,610        6,940,916
                                                                  --------------
                                                                      17,567,204
                                                                  --------------
SPAIN-2.33%
Banco Santander Central Hispano S.A.
   (Diversified Banks) (a)                              379,683        6,768,316
Industria de Diseno Textil, S.A.
   (Apparel Retail) (a)                                 178,359       11,109,776
                                                                  --------------
                                                                      17,878,092
                                                                  --------------
SWEDEN-2.57%
Assa Abloy A.B. -Class B (Building
   Products) (a)                                        345,800        7,965,253
Atlas Copco A.B. -Class A (Industrial
   Machinery) (a)                                       208,300        6,933,132
Swedish Match A.B. (Tobacco) (a)                        269,680        4,824,256
                                                                  --------------
                                                                      19,722,641
                                                                  --------------
SWITZERLAND-9.12%
Compagnie Financiere Richemont S.A.
   -Class A (Apparel, Accessories &
   Luxury Goods) (a)(f)                                 187,842       10,516,760
Credit Suisse Group (Diversified
   Capital Markets) (a)                                 107,921        7,757,406
Nestle S.A. (Packaged Foods & Meats)
   (a)(b)                                                27,169       10,561,525
Roche Holding A.G. (Pharmaceuticals)
   (b)                                                   79,643       14,089,727
Syngenta A.G. (Fertilizers &
   Agricultural Chemicals) (a)(b) (c)                    78,022       14,878,506
UBS A.G. (Diversified Capital
   Markets) (a)(b)                                      204,891       12,202,147
                                                                  --------------
                                                                      70,006,071
                                                                  --------------
TAIWAN-2.15%
Hon Hai Precision Industry Co., Ltd.
   (Electronic Manufacturing Services)
   (a)                                                1,201,451        8,052,297
MediaTek Inc. (Semiconductors) (a)                      452,700        5,179,575

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. International Growth Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
TAIWAN-(CONTINUED)
Taiwan Semiconductor Manufacturing
   Co. Ltd. -ADR (Semiconductors)                       303,923   $    3,267,172
                                                                  --------------
                                                                      16,499,044
                                                                  --------------
TURKEY-0.87%
Akbank T.A.S. (Diversified Banks) (a)                 1,003,969        6,709,472
                                                                  --------------
UNITED KINGDOM-10.77%
Aviva PLC (Multi-Line Insurance) (a)                    404,219        5,963,691
Capita Group PLC (Human Resource &
   Employment Services)                                 465,100        6,246,497
Enterprise Inns (Restaurants) (a)                       361,416        4,761,268
Imperial Tobacco Group PLC
   (Tobacco) (a)                                        263,653       11,831,450
Informa PLC (Publishing) (a)                            619,098        7,421,614
International Power PLC (Independent
   Power Producers & Energy Traders)
   (a)                                                1,145,987        8,955,263
Reckitt Benckiser PLC (Household
   Products)                                            178,810        9,310,419
Shire PLC (Pharmaceuticals)                             402,386        8,306,268
Tesco PLC (Food Retail)                                 933,562        8,161,278
WPP Group PLC (Advertising) (a)                         771,452       11,707,851
                                                                  --------------
                                                                      82,665,599
                                                                  --------------
   Total Foreign Common Stocks & Other
      Equity Interests
      (Cost $432,810,758)                                            702,194,208
                                                                  --------------
FOREIGN PREFERRED STOCKS-4.37%
BRAZIL-1.18%
Companhia de Bebidas das Americas -
   Pfd.-ADR (Brewers) (b)                                97,214        5,342,881
Petroleo Brasileiro S.A. Pfd.-ADR
   (Integrated Oil & Gas)                                41,656        3,721,964
                                                                  --------------
                                                                       9,064,845
                                                                  --------------
GERMANY-3.19%
Henkel KGaA -Pfd. (Household
   Products) (a)(b)                                      77,340       11,438,331
Porsche A.G. -Pfd. (Automobile
   Manufacturers) (a)                                     8,516       13,020,469
                                                                  --------------
                                                                      24,458,800
                                                                  --------------
   Total Foreign Preferred Stocks
      (Cost $19,817,972)                                              33,523,645
                                                                  --------------
MONEY MARKET FUNDS-4.96%
Liquid Assets Portfolio -Institutional
   Class (g)                                         19,024,410       19,024,410
Premier Portfolio -Institutional Class (g)           19,024,410       19,024,410
                                                                  --------------
   Total Money Market Funds
      (Cost $38,048,820)                                              38,048,820
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
TOTAL INVESTMENTS (excluding
   investments purchased with cash
   collateral from securities loaned)-
   100.82%
   (Cost $490,677,550)                                              $773,766,673
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED
MONEY MARKET FUNDS-12.24%
Liquid Assets Portfolio -Institutional
   Class (g)(h)                                      46,979,921   $   46,979,921
STIC Prime Portfolio -Institutional
   Class (g)(h)                                      46,979,921       46,979,921
                                                                  --------------
   Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $93,959,842)                                              93,959,842
                                                                  --------------
TOTAL INVESTMENTS-113.06%
   (Cost $584,637,392)                                               867,726,515
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-
                                                         (13.06)%   (100,241,435)
                                                                  --------------
NET ASSETS-100.00%                                                $  767,485,080
                                                                  ==============

Investment Abbreviations:

ADR   -- American Depositary Receipt

Pfd.  -- Preferred

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2007 was $544,460,848, which represented 70.94% of the Fund's Net Assets. See Note 1A.

(b)  All or a portion of this security was out on loan at March 31, 2007.

(c)  Non-income producing security.

(d)  Each unit represents one common share and four preferred shares.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at March 31, 2007 represented 0.30% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(f) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. International Growth Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

AIM V.I. International Growth Fund

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM V.I. International Growth Fund

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2007.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
 FUND                      12/31/06        COST           SALES       (DEPRECIATION)     03/31/07     INCOME    GAIN (LOSS)
 ----                    -----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets
  Portfolio -
   Institutional Class   $22,755,651    $23,578,093   $(27,309,334)         $--        $19,024,410   $277,711       $--
Premier  Portfolio-
   Institutional Class    22,755,651     23,578,093    (27,309,334)          --         19,024,410    276,112        --
                         -----------    -----------   -------------         ---        -----------   --------       ---
   SUBTOTAL              $45,511,302    $47,156,186   $(54,618,668)         $--        $38,048,820   $553,823       $--
                         ===========    ===========   =============         ===        ===========   ========       ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                          CHANGE IN
                                                                         UNREALIZED
                            VALUE       PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND     REALIZED
FUND                       12/31/06         COST           SALES       (DEPRECIATION)     03/31/07      INCOME*   GAIN (LOSS)
----                     -----------    ------------   -------------   --------------   -----------    --------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $ 28,210,678   $ 72,969,380   $ (54,200,137)        $--        $ 46,979,921   $ 50,360       $--
STIC Prime Portfolio -
   Institutional Class     28,210,678     72,969,380     (54,200,137)         --          46,979,921     50,389        --
                         ------------   ------------   -------------         ---        ------------   --------       ---
   SUBTOTAL              $ 56,421,356   $145,938,760   $(108,400,274)        $--        $ 93,959,842   $100,749       $--
                         ------------   ------------   -------------         ---        ------------   --------       ---
   TOTAL INVESTMENTS
      IN AFFILIATES      $101,932,658   $193,094,946   $(163,018,942)        $--        $132,008,662   $645,572       $--
                         ============   ============   ==============        ===        ============   ========       ===

*    Net of compensation to counterparties.

AIM V.I. International Growth Fund

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At March 31, 2007, securities with an aggregate value of $90,097,747 were on loan to brokers. The loans were secured by cash collateral of $93,959,842 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended March 31, 2007, the Fund received dividends on cash collateral investments of $100,749 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $69,035,339 and $34,557,963 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities       $281,106,687
Aggregate unrealized (depreciation) of investment securities       (2,164,321)
                                                                 ------------
Net unrealized appreciation of investment securities             $278,942,366
                                                                 ============

Cost of investments for tax purposes is $588,784,149.

                         AIM V.I. LARGE CAP GROWTH FUND
           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS - MARCH 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   VILCG-QTR-1 3/07   A I M Advisors, Inc.

AIM V.I. Large Cap Growth Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
DOMESTIC COMMON STOCKS-83.90%
AEROSPACE & DEFENSE-8.57%
Boeing Co. (The)                                         26,004   $    2,312,016
General Dynamics Corp.                                   27,651        2,112,536
Lockheed Martin Corp.                                    41,212        3,998,388
Raytheon Co.                                             34,885        1,830,067
                                                                  --------------
                                                                      10,253,007
                                                                  --------------
APPAREL RETAIL-1.88%
American Eagle Outfitters, Inc.                          36,493        1,094,425
TJX Cos., Inc. (The)                                     42,792        1,153,672
                                                                  --------------
                                                                       2,248,097
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY GOODS-1.09%
Coach, Inc. (a)                                          26,000        1,301,300
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS-1.00%
Ameriprise Financial, Inc.                               21,000        1,199,940
                                                                  --------------
AUTOMOTIVE RETAIL-0.88%
AutoZone, Inc. (a)                                        8,200        1,050,748
                                                                  --------------
BREWERS-1.04%
Anheuser-Busch Cos., Inc.                                24,747        1,248,734
                                                                  --------------
COMMUNICATIONS EQUIPMENT-3.78%
Cisco Systems, Inc. (a)                                 177,136        4,522,282
                                                                  --------------
COMPUTER HARDWARE-5.75%
Apple, Inc. (a)                                          12,000        1,114,920
Hewlett-Packard Co.                                     113,449        4,553,843
International Business Machines Corp.                    12,900        1,215,954
                                                                  --------------
                                                                       6,884,717
                                                                  --------------
DEPARTMENT STORES-5.91%
J.C. Penney Co., Inc.                                    22,796        1,872,919
Kohl's Corp. (a)                                         13,771        1,054,996
Nordstrom, Inc.                                          47,436        2,511,262
Sears Holdings Corp. (a)                                  9,065        1,633,151
                                                                  --------------
                                                                       7,072,328
                                                                  --------------
DIVERSIFIED METALS & MINING-0.73%
Freeport-McMoRan Copper & Gold, Inc.                     13,219          874,972
                                                                  --------------
FOOD RETAIL-0.98%
Safeway Inc.                                             32,115        1,176,694
                                                                  --------------
FOOTWEAR-0.83%
NIKE, Inc. -Class B                                       9,400          998,844
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
GENERAL MERCHANDISE STORES-0.74%
Family Dollar Stores, Inc.                               30,000   $      888,600
                                                                  --------------
HEALTH CARE DISTRIBUTORS-3.67%
AmerisourceBergen Corp.                                  39,619        2,089,902
McKesson Corp.                                           39,373        2,304,896
                                                                  --------------
                                                                       4,394,798
                                                                  --------------
HEALTH CARE EQUIPMENT-0.80%
Baxter International Inc.                                18,163          956,645
                                                                  --------------
HEALTH CARE SERVICES-2.16%
Laboratory Corp. of America Holdings (a)                 22,981        1,669,110
Medco Health Solutions, Inc. (a)                         12,547          910,034
                                                                  --------------
                                                                       2,579,144
                                                                  --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES-1.11%
Manpower Inc.                                            18,029        1,329,999
                                                                  --------------
INDUSTRIAL CONGLOMERATES-1.27%
McDermott International, Inc. (a)                        31,039        1,520,290
                                                                  --------------
INTEGRATED OIL & GAS-3.47%
Exxon Mobil Corp.                                        12,412          936,485
Marathon Oil Corp.                                       19,068        1,884,490
Occidental Petroleum Corp.                               26,973        1,330,039
                                                                  --------------
                                                                       4,151,014
                                                                  --------------
INTERNET RETAIL-0.81%
Expedia, Inc. (a)                                        42,000          973,560
                                                                  --------------
INTERNET SOFTWARE & SERVICES-0.86%
Google Inc. -Class A (a)                                  2,244        1,028,111
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-7.36%
Bear Stearns Cos. Inc. (The)                              7,413        1,114,545
Goldman Sachs Group, Inc. (The)                          22,973        4,746,911
Lehman Brothers Holdings Inc.                            19,250        1,348,847
Morgan Stanley                                           20,275        1,596,859
                                                                  --------------
                                                                       8,807,162
                                                                  --------------
IT CONSULTING & OTHER SERVICES-2.71%
Accenture Ltd. -Class A                                  83,991        3,237,013
                                                                  --------------
LIFE & HEALTH INSURANCE-2.18%
Prudential Financial, Inc.                               28,885        2,607,160
                                                                  --------------
MANAGED HEALTH CARE-2.15%
UnitedHealth Group Inc.                                  22,782        1,206,763
WellPoint Inc. (a)                                       16,811        1,363,372
                                                                  --------------
                                                                       2,570,135
                                                                  --------------

AIM V.I. Large Cap Growth Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
MOVIES & ENTERTAINMENT-1.99%
News Corp. -Class A                                     102,958   $    2,380,389
                                                                  --------------
MULTI-LINE INSURANCE-1.46%
Assurant, Inc.                                           32,605        1,748,606
                                                                  --------------
OFFICE ELECTRONICS-0.80%
Xerox Corp. (a)                                          57,000          962,730
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-1.27%
JPMorgan Chase & Co.                                     31,344        1,516,423
                                                                  --------------
PHARMACEUTICALS-3.57%
Forest Laboratories, Inc. (a)                            28,000        1,440,320
Merck & Co. Inc.                                         35,932        1,587,116
Schering-Plough Corp.                                    49,000        1,249,990
                                                                  --------------
                                                                       4,277,426
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-3.71%
Ambac Financial Group, Inc.                              10,466          904,158
Chubb Corp. (The)                                        31,251        1,614,739
SAFECO Corp.                                             15,359        1,020,299
Travelers Cos., Inc. (The)                               17,368          899,141
                                                                  --------------
                                                                       4,438,337
                                                                  --------------
PUBLISHING-1.34%
McGraw-Hill Cos., Inc. (The)                             25,407        1,597,592
                                                                  --------------
SOFT DRINKS-1.44%
PepsiCo, Inc.                                            27,205        1,729,150
                                                                  --------------
SYSTEMS SOFTWARE-4.50%
BMC Software, Inc. (a)                                   40,229        1,238,651
Microsoft Corp.                                          86,768        2,418,224
Oracle Corp. (a)                                         95,365        1,728,968
                                                                  --------------
                                                                       5,385,843
                                                                  --------------
TECHNOLOGY DISTRIBUTORS-0.76%
Avnet, Inc. (a)                                          25,000          903,500
                                                                  --------------
TOBACCO-1.33%
UST Inc.                                                 27,503        1,594,624
      Total Domestic Common Stocks
         (Cost $82,655,995)                                          100,409,914
                                                                  --------------
FOREIGN COMMON STOCKS & OTHER
   EQUITY INTERESTS-14.86%
HONG KONG-1.24%
China Mobile Ltd. (Wireless
   Telecommunication Services) (b)                      164,500        1,480,034
                                                                  --------------
MEXICO-4.02%
America Movil S.A. de C.V. -Series L -ADR
   (Wireless Telecommunication Services)                 73,779        3,525,898
Grupo Televisa S.A. -ADR (Broadcasting &
   Cable TV)                                             43,000        1,281,400
                                                                  --------------
                                                                       4,807,298
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
SWITZERLAND-4.46%
ABB Ltd. (Heavy Electrical Equipment) (b)               147,471   $    2,531,343
Roche Holding A.G. (Pharmaceuticals)                      8,745        1,547,087
Syngenta A.G. (Fertilizers & Agricultural
   Chemicals) (b)                                         6,611        1,260,693
                                                                  --------------
                                                                       5,339,123
                                                                  --------------
UNITED KINGDOM-5.14%
AstraZeneca PLC -ADR (Pharmaceuticals)                   38,453        2,063,004
Diageo PLC (Distillers & Vintners) (b)                   89,170        1,808,225
Rio Tinto PLC -ADR (Diversified Metals &
   Mining)                                                5,143        1,171,627
Shire PLC (Pharmaceuticals)                              54,000        1,114,697
                                                                  --------------
                                                                       6,157,553
                                                                  --------------
      Total Foreign Common Stocks & Other Equity
         Interests
         (Cost $13,973,321)                                           17,784,008
                                                                  --------------
MONEY MARKET FUNDS-1.28%
Liquid Assets Portfolio -Institutional
   Class (c)                                            765,567          765,567
Premier Portfolio -Institutional Class (c)              765,567          765,567
                                                                  --------------
      Total Money Market Funds
         (Cost $1,531,134)                                             1,531,134
                                                                  --------------
TOTAL INVESTMENTS-100.04%
   (Cost $98,160,450)                                                119,725,056
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(0.04)%                                    (51,190)
                                                                  --------------
NET ASSETS-100.00%                                                $  119,673,866
                                                                  ==============

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2007 was $7,080,295, which represented 5.92% of the Fund's Net Assets. See Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Large Cap Growth Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of

AIM V.I. Large Cap Growth Fund
     brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the statement of operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on such Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM V.I. Large Cap Growth Fund

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2007.

                                                                       CHANGE IN
                                                                      UNREALIZED
                            VALUE     PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE     DIVIDEND    REALIZED
FUND                      12/31/06        COST           SALES       (DEPRECIATION)    03/31/07     INCOME    GAIN (LOSS)
----                     ----------   ------------   -------------   --------------   ----------   --------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $  868,402    $3,932,030     $(4,034,865)        $--         $  765,567    $16,628       $--
Premier  Portfolio-
   Institutional Class      868,402     3,932,030      (4,034,865)         --            765,567     16,533        --
                         ----------    ----------     -----------         ---         ----------    -------       ---
   TOTAL INVESTMENTS
      IN AFFILIATES      $1,736,804    $7,864,060     $(8,069,730)        $--         $1,531,134    $33,161       $--
                         ==========    ==========     ===========         ===         ==========    =======       ===

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $18,752,163 and $22,023,402, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $21,048,366
Aggregate unrealized (depreciation) of investment securities     (557,984)
                                                               -----------
Net unrealized appreciation of investment securities           $20,490,382
                                                               ===========

Cost of investments for tax purposes is $99,234,674.

                             AIM V.I. LEISURE FUND
           Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   I-VILEI-QTR-1 3/07   A I M Advisors, Inc.

AIM V.I. Leisure Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
DOMESTIC COMMON STOCKS & OTHER
   EQUITY INTERESTS-78.95%
ADVERTISING-6.03%
Harte-Hanks, Inc.                                        10,777   $      297,338
Omnicom Group Inc.                                       27,319        2,796,919
                                                                  --------------
                                                                       3,094,257
                                                                  --------------
APPAREL RETAIL-1.39%
Abercrombie & Fitch Co. -Class A                          9,462          716,084
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY
   GOODS-4.32%
Carter's, Inc. (a)                                       23,097          585,278
Columbia Sportswear Co.                                   2,873          179,017
Polo Ralph Lauren Corp.                                  16,477        1,452,447
                                                                  --------------
                                                                       2,216,742
                                                                  --------------
BREWERS-1.10%
Anheuser-Busch Cos., Inc.                                11,233          566,817
                                                                  --------------
BROADCASTING & CABLE TV-12.60%
Cablevision Systems Corp. -Class A                       40,081        1,219,665
CBS Corp. -Class A                                        4,181          127,980
CBS Corp. -Class B                                        4,181          127,897
Clear Channel Communications, Inc.                       22,315          781,918
Comcast Corp. -Class A (a)                               49,857        1,293,789
EchoStar Communications Corp. -Class
   A (a)                                                 17,440          757,419
Liberty Global, Inc. -Class A (a)                         5,172          170,314
Liberty Global, Inc. -Series C (a)                        7,903          242,148
Liberty Media Holding Corp. - Capital -
   Series A (a)                                           6,089          673,382
Scripps Co. (E.W.) (The) -Class A                         8,650          386,482
Sinclair Broadcast Group, Inc. -Class A                  25,438          393,017
Spanish Broadcasting System, Inc. -
   Class A (a)                                           16,433           65,732
Virgin Media Inc.                                         9,075          229,144
                                                                  --------------
                                                                       6,468,887
                                                                  --------------
CASINOS & GAMING-8.16%
Harrah's Entertainment, Inc.                             29,776        2,514,583
International Game Technology                            18,170          733,705
MGM MIRAGE (a)                                           13,511          939,285
                                                                  --------------
                                                                       4,187,573
                                                                  --------------
CATALOG RETAIL-1.33%
Liberty Media Holding Corp. -
   Interactive -Series A (a)                             28,648          682,395
                                                                  --------------
COMPUTER & ELECTRONICS RETAIL-0.74%
Best Buy Co., Inc.                                        7,844          382,160
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
DEPARTMENT STORES-0.67%
Kohl's Corp. (a)                                          4,511   $      345,588
                                                                  --------------
DISTILLERS & VINTNERS-0.50%
Brown-Forman Corp. -Class B                               3,923          257,192
                                                                  --------------
FOOTWEAR-2.68%
Crocs, Inc. (a)                                          18,569          877,385
NIKE, Inc. -Class B                                       4,677          496,978
                                                                  --------------
                                                                       1,374,363
                                                                  --------------
GENERAL MERCHANDISE STORES-1.01%
Target Corp.                                              8,720          516,747
                                                                  --------------
HOME ENTERTAINMENT SOFTWARE-0.36%
Electronic Arts Inc. (a)                                  3,722          187,440
                                                                  --------------
HOME IMPROVEMENT RETAIL-2.43%
Home Depot, Inc. (The)                                   23,625          867,982
Lowe's Cos., Inc.                                        12,049          379,423
                                                                  --------------
                                                                       1,247,405
                                                                  --------------
HOTELS, RESORTS & CRUISE LINES-
   11.91%
Carnival Corp. (b)                                       20,916          980,124
Hilton Hotels Corp.                                      53,743        1,932,598
Marriott International, Inc. -Class A                    22,416        1,097,487
Royal Caribbean Cruises Ltd.                              9,786          412,578
Starwood Hotels & Resorts Worldwide, Inc.                26,067        1,690,445
                                                                  --------------
                                                                       6,113,232
                                                                  --------------
HYPERMARKETS & SUPER CENTERS-
   0.45%
Wal-Mart Stores, Inc.                                     4,893          229,726
                                                                  --------------
INTERNET RETAIL-0.53%
Blue Nile, Inc. (a)                                       6,733          273,764
                                                                  --------------
INTERNET SOFTWARE & SERVICES-0.79%
Google Inc. -Class A (a)                                    887          406,388
                                                                  --------------
INVESTMENT COMPANIES - EXCHANGE
   TRADED FUNDS-1.81%
iShares Russell 3000 Index Fund                           3,700          305,768
iShares S&P 500 Index Fund                                2,159          307,139
S&P 500 Depositary Receipts Trust -Series 1               2,220          315,351
                                                                  --------------
                                                                         928,258
                                                                  --------------
MOVIES & ENTERTAINMENT-11.04%
News Corp. -Class A                                     118,979        2,750,795
Time Warner Inc.                                         55,560        1,095,643
Viacom Inc. -Class A (a)                                  6,888          282,821

AIM V.I. Leisure Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
MOVIES & ENTERTAINMENT -
   (CONTINUED)
Viacom Inc. -Class B (a)                                  6,681   $      274,656
Walt Disney Co. (The)                                    36,677        1,262,789
                                                                  --------------
                                                                       5,666,704
                                                                  --------------
PUBLISHING-2.98%
Belo Corp. -Class A                                      19,116          356,896
Gannett Co., Inc.                                         6,021          338,922
McClatchy Co. (The) -Class A                              8,096          255,915
McGraw-Hill Cos., Inc. (The)                              9,198          578,370
                                                                  --------------
                                                                       1,530,103
                                                                  --------------
RESTAURANTS-2.54%
Burger King Holdings Inc.                                 9,818          212,069
McDonald's Corp.                                          9,700          436,985
Ruth's Chris Steak House, Inc. (a)                       16,222          330,280
Yum! Brands, Inc.                                         5,659          326,864
                                                                  --------------
                                                                       1,306,198
                                                                  --------------
SOFT DRINKS-1.10%
PepsiCo, Inc.                                             8,900          565,684
                                                                  --------------
SPECIALIZED REIT'S-0.73%
Felcor Lodging Inc.                                      14,429          374,721
                                                                  --------------
SPECIALTY STORES-1.75%
PetSmart, Inc.                                           27,197          896,413
                                                                  --------------
      Total Domestic Common Stocks & Other
         Equity Interests
         (Cost $31,107,900)                                           40,534,841
                                                                  --------------
FOREIGN COMMON STOCKS & OTHER
   EQUITY INTERESTS-19.67%
BELGIUM-3.76%
Compagnie Nationale a Portfeuille
   (Multi-Sector Holdings) (c)                            1,572           99,954
Groupe Bruxelles Lambert S.A. (Multi-
   Sector Holdings) (c)                                  10,384        1,216,010
InBev N.V. (Brewers) (c)                                  8,469          612,266
                                                                  --------------
                                                                       1,928,230
                                                                  --------------
BRAZIL-1.36%
Companhia de Bebidas das Americas -
   ADR (Brewers)                                         13,366          697,037
                                                                  --------------
DENMARK-1.00%
Carlsberg A.S. -Class B (Brewers) (c)                     4,710          511,580
                                                                  --------------
FRANCE-3.98%
Accor S.A. (Hotels, Resorts & Cruise
   Lines) (c)                                            12,023        1,151,251
JC Decaux S.A. (Advertising) (c)                         12,623          373,375
Pernod Ricard S.A. (Distillers &
   Vintners) (c)                                          2,560          519,852
                                                                  --------------
                                                                       2,044,478
                                                                  --------------
HONG KONG-0.17%
Television Broadcasts Ltd. -ADR
   (Broadcasting & Cable TV) (d)                          6,976           87,219
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
JAPAN-0.41%
Sony Corp. -ADR (Consumer
   Electronics)                                           4,141   $      209,079
                                                                  --------------
MEXICO-0.53%
Coca-Cola FEMSA S.A. -SP ADR (Soft
   Drinks)                                                7,588          274,079
                                                                  --------------
NETHERLANDS-1.24%
Jetix Europe N.V. (Broadcasting &
   Cable TV) (a)                                         25,333          636,189
                                                                  --------------
SWEDEN-0.04%
Rezidor Hotel Group Acquired
   11/28/06; Cost $20,647 (Hotels,
   Resorts & Cruise Lines) (a)(e)                         2,734           21,925
                                                                  --------------
SWITZERLAND-1.85%
Compagnie Financiere Richemont S.A.
   -Class A (Apparel, Accessories &
   Luxury Goods) (c)(f)                                  11,014          616,644
Pargesa Holding S.A. (Multi-Sector
   Holdings)                                              3,200          335,719
                                                                  --------------
                                                                         952,363
                                                                  --------------
UNITED KINGDOM-5.33%
Diageo PLC (Distillers & Vintners) (c)                   46,173          936,314
InterContinental Hotels Group PLC
   (Hotels, Resorts & Cruise Lines) (c)                  31,350          776,290
WPP Group PLC (Advertising) (c)                          67,414        1,023,101
                                                                  --------------
                                                                       2,735,705
                                                                  --------------
      Total Foreign Common Stocks & Other
         Equity Interests
         (Cost $5,843,223)                                            10,097,884
                                                                  --------------
MONEY MARKET FUNDS-2.27%
Liquid Assets Portfolio -Institutional
   Class (g)                                            581,569          581,569
Premier Portfolio -Institutional Class                  581,569          581,569
                                                                  --------------
      Total Money Market Funds
         (Cost $1,163,138)                                             1,163,138
                                                                  --------------
TOTAL INVESTMENTS-100.89%
   (Cost $38,114,261)                                                 51,795,863
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(0.89)%                                   (455,960)
                                                                  --------------
NET ASSETS-100.00%                                                $   51,339,903
                                                                  ==============

Investment Abbreviations:

ADR  -- American Depositary Receipt

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  Each unit represents one common share and one trust share.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2007 was $7,836,637, which represented 15.26% of the Fund's Net Assets. See Note 1A.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Leisure Fund

(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at March 31, 2007 represented 0.17% of the Fund's Net Assets. See Note 1A.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at March 31, 2007 represented 0.04% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(f) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Leisure Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM V.I. Leisure Fund

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM V.I. Leisure Fund

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2007.

                                                                      CHANGE IN
                                                                     UNREALIZED                             REALIZED
                           VALUE    PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE     DIVIDEND     GAIN
FUND                     12/31/06       COST           SALES       (DEPRECIATION)    03/31/07     INCOME     (LOSS)
----                     --------   ------------   -------------   --------------   ----------   --------   --------
Liquid Assets            $220,127    $1,815,988     $(1,454,546)         $--        $  581,569    $2,928       $--
   Portfolio-
   Institutional Class

Premier Portfolio-
   Institutional Class    220,127     1,815,988      (1,454,546)          --           581,569     2,910        --
                         --------    ----------     -----------          ---        ----------    ------       ---
   TOTAL
      INVESTMENTS IN
      AFFILIATES         $440,254    $3,631,976     $(2,909,092)         $--        $1,163,138    $5,838       $--
                         ========    ==========     ===========          ===        ==========    ======       ===

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $2,234,535 and $5,450,585, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $13,913,044
Aggregate unrealized (depreciation) of investment securities      (996,597)
                                                               -----------
Net unrealized appreciation of investment securities           $12,916,447
                                                               ===========

Cost of investments for tax purposes is $38,879,416.

                        AIM V.I. MID CAP CORE EQUITY FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   VIMCCE-QTR-1 3/07   A I M Advisors, Inc.

AIM V.I. MID CAP CORE EQUITY FUND

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
DOMESTIC COMMON STOCKS-73.24%
ADVERTISING-1.48%
Omnicom Group Inc.                                         94,614   $  9,686,581
                                                                    ------------
AEROSPACE & DEFENSE-1.17%
Goodrich Corp.                                            148,973      7,669,130
                                                                    ------------
APPAREL RETAIL-1.19%
Gap, Inc. (The)                                           453,595      7,806,370
                                                                    ------------
APPLICATION SOFTWARE-2.24%
Amdocs Ltd. (a)                                            96,289      3,512,623
Cadence Design Systems, Inc. (a)                          528,526     11,130,757
                                                                    ------------
                                                                      14,643,380
                                                                    ------------
BROADCASTING & CABLE TV-1.64%
Scripps Co. (E.W.) (The) -Class A                         239,848     10,716,409
                                                                    ------------
COMPUTER & ELECTRONICS RETAIL-1.98%
RadioShack Corp.                                          479,728     12,967,048
                                                                    ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-0.44%
Joy Global Inc.                                            66,901      2,870,053
                                                                    ------------
DISTRIBUTORS-1.50%
Genuine Parts Co.                                         200,306      9,814,994
                                                                    ------------
ELECTRONIC EQUIPMENT MANUFACTURERS-0.86%
Mettler-Toledo International Inc. (a)                      63,001      5,642,999
                                                                    ------------
ELECTRONIC MANUFACTURING SERVICES-0.48%
Molex Inc.                                                111,903      3,155,665
                                                                    ------------
ENVIRONMENTAL & FACILITIES SERVICES-1.61%
Republic Services, Inc.                                   378,240     10,522,637
                                                                    ------------
FOOD RETAIL-1.65%
SUPERVALU Inc.                                            275,823     10,776,405
                                                                    ------------
GAS UTILITIES-2.04%
UGI Corp.                                                 499,376     13,338,333
                                                                    ------------
GENERAL MERCHANDISE STORES-0.98%
99 Cents Only Stores (a)                                  436,820      6,434,359
                                                                    ------------
HEALTH CARE EQUIPMENT-1.23%
Hospira, Inc. (a)                                         196,825      8,050,142
                                                                    ------------
HOME IMPROVEMENT RETAIL-1.12%
Sherwin-Williams Co. (The)                                111,290      7,349,592
                                                                    ------------

                                                         SHARES        VALUE
                                                       ----------   ------------
INDUSTRIAL MACHINERY-3.39%
Dover Corp.                                               184,901   $  9,025,018
ITT Corp.                                                  72,084      4,348,107
Pall Corp.                                                141,435      5,374,530
Parker Hannifin Corp.                                      39,629      3,420,379
                                                                    ------------
                                                                      22,168,034
                                                                    ------------
INSURANCE BROKERS-1.15%
Marsh & McLennan Cos., Inc.                               255,925      7,496,043
                                                                    ------------
LIFE SCIENCES TOOLS & SERVICES-5.53%
Invitrogen Corp. (a)                                      107,976      6,872,673
PerkinElmer, Inc.                                         377,146      9,134,476
Techne Corp. (a)                                          148,011      8,451,428
Waters Corp. (a)                                          202,629     11,752,482
                                                                    ------------
                                                                      36,211,059
                                                                    ------------
MANAGED HEALTH CARE-1.38%
Health Net Inc. (a)                                       167,709      9,024,421
                                                                    ------------
MULTI-LINE INSURANCE-1.40%
Genworth Financial Inc. -Class A                          262,890      9,185,376
                                                                    ------------
MULTI-UTILITIES-1.85%
Wisconsin Energy Corp.                                    249,292     12,095,648
                                                                    ------------
OFFICE ELECTRONICS-1.44%
Xerox Corp. (a)                                           557,099      9,409,402
                                                                    ------------
OFFICE SERVICES & SUPPLIES-1.34%
Pitney Bowes Inc.                                         192,857      8,753,779
                                                                    ------------
OIL & GAS DRILLING-1.01%
Noble Corp.                                                84,009      6,609,828
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES-3.38%
FMC Technologies, Inc. (a)                                123,947      8,646,543
Grant Prideco, Inc. (a)                                    76,692      3,822,329
Smith International, Inc.                                 200,274      9,623,166
                                                                    ------------
                                                                      22,092,038
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION-3.22%
Chesapeake Energy  Corp.                                  230,184      7,108,082
Pioneer Natural Resources Co.                             175,041      7,546,017
Whiting Petroleum Corp. (a)                               163,400      6,439,594
                                                                    ------------
                                                                      21,093,693
                                                                    ------------
PAPER PRODUCTS-1.30%
MeadWestvaco Corp.                                        276,335      8,522,171
                                                                    ------------
PERSONAL PRODUCTS-4.81%
Avon Products, Inc.                                       360,617     13,436,589
                                                                    ------------

AIM V.I. MID CAP CORE EQUITY FUND

                                                         SHARES        VALUE
                                                       ----------   ------------
PERSONAL PRODUCTS-(CONTINUED)
Estee Lauder Cos. Inc. (The) -Class A                     368,542   $ 18,003,277
                                                                    ------------
                                                                      31,439,866
                                                                    ------------
PHARMACEUTICALS-1.73%
Barr Pharmaceuticals Inc. (a)                             121,777      5,644,364
Warner Chilcott Ltd. -Class A (a)                         383,363      5,677,606
                                                                    ------------
                                                                      11,321,970
                                                                    ------------
PROPERTY & CASUALTY INSURANCE-2.96%
Axis Capital Holdings Ltd.                                282,644      9,570,326
XL Capital Ltd. -Class A                                  139,838      9,783,066
                                                                    ------------
                                                                      19,353,392
                                                                    ------------
PUBLISHING-1.85%
McClatchy Co. (The) -Class A                              177,882      5,622,850
Washington Post Co. (The) -Class B                          8,496      6,486,696
                                                                    ------------
                                                                      12,109,546
                                                                    ------------
REGIONAL BANKS-1.62%
Marshall & Ilsley Corp.                                   137,717      6,377,674
SVB Financial Group (a)                                    86,212      4,189,041
                                                                    ------------
                                                                      10,566,715
                                                                    ------------
SEMICONDUCTORS-2.31%
Analog Devices, Inc.                                      229,287      7,908,109
Linear Technology Corp.                                   228,961      7,232,878
                                                                    ------------
                                                                      15,140,987
                                                                    ------------
SPECIALIZED CONSUMER SERVICES-2.22%
Service Corp. International                             1,222,124     14,494,391
                                                                    ------------
SPECIALTY CHEMICALS-6.30%
International Flavors & Fragrances Inc.                   362,751     17,129,102
Rohm and Haas Co.                                         130,369      6,742,685
Sigma-Aldrich Corp.                                       417,450     17,332,524
                                                                    ------------
                                                                      41,204,311
                                                                    ------------
SPECIALTY STORES-0.50%
Tractor Supply Co. (a)                                     63,450      3,267,675
                                                                    ------------
SYSTEMS SOFTWARE-0.94%
McAfee Inc. (a)                                           211,809      6,159,406
                                                                    ------------
      Total Domestic Common Stocks
         (Cost $393,123,993)                                         479,163,848
                                                                    ------------
FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS-11.11%
BELGIUM-1.38%
Groupe Bruxelles Lambert S.A. (Multi-Sector
   Holdings) (b)                                           77,096      9,028,263
                                                                    ------------
CANADA-0.91%
Nortel Networks Corp.
   (Communications Equipment) (a)                         247,749      5,958,363
                                                                    ------------

                                                         SHARES        VALUE
                                                       ----------   ------------
FRANCE-1.08%
Business Objects S.A. -ADR
   (Application Software)(a)                              194,935   $  7,054,698
                                                                    ------------
JAPAN-1.94%
NAMCO BANDAI Holdings Inc.
   (Leisure Products)                                     439,100      6,852,554
Sega Sammy Holdings Inc.
   (Leisure Products) (b)                                 252,000      5,872,857
                                                                    ------------
                                                                      12,725,411
                                                                    ------------
SOUTH KOREA-1.42%
SK Telecom Co., Ltd. -ADR (Wireless
   Telecommunication Services)                            395,728      9,267,950
                                                                    ------------
SWEDEN-0.70%
Atlas Copco A.B. -Class A
   (Industrial Machinery) (b)                             137,200      4,566,614
                                                                    ------------
UNITED KINGDOM-3.68%
Cadbury Schweppes PLC
   (Packaged Foods & Meats) (b)                         1,871,702     24,063,805
                                                                    ------------
      Total Foreign Common Stocks & Other Equity
         Interests
         (Cost $63,753,459)                                           72,665,104
                                                                    ------------
PREFERRED STOCKS-2.08%
HOUSEHOLD PRODUCTS-2.08%
Henkel KGaA-Pfd. (Germany) (b)                             92,286     13,648,795
                                                                    ------------
      Total  Preferred Stocks
         (Cost $11,192,160)                                           13,648,795
                                                                    ------------
MONEY MARKET FUNDS-13.30%
Liquid Assets Portfolio -Institutional Class (c)       43,500,058     43,500,058
Premier Portfolio -Institutional Class (c)             43,500,058     43,500,058
                                                                    ------------
      Total Money Market Funds
         (Cost $87,000,116)                                           87,000,116
                                                                    ------------
TOTAL INVESTMENTS-99.73%
   (Cost $555,069,728)                                               652,477,863
OTHER ASSETS LESS LIABILITIES-0.27%                                    1,757,232
                                                                    ------------
NET ASSETS-100.00%                                                  $654,235,095
                                                                    ============

Investment Abbreviations:

ADR -- American Depositary Receipt

Pfd. -- Preferred

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2007 was $57,180,334, which represented 8.74% of the Fund's Net Assets. See Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. MID CAP CORE EQUITY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

               Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

               Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

               Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

               Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

AIM V.I. MID CAP CORE EQUITY FUND

               Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

               The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the statement of operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

     D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

               The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on such Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM V.I. MID CAP CORE EQUITY FUND

     E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

     NOTE 2 - INVESTMENT IN AFFILIATES

     The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2007.

                                                                         CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND      REALIZED
FUND                       12/31/06        COST           SALES       (DEPRECIATION)     03/31/07      INCOME     GAIN (LOSS)
----------------------   -----------   ------------   -------------   --------------   -----------   ----------   -----------
LIQUID ASSETS
   PORTFOLIO-
   INSTITUTIONAL CLASS   $38,447,715    $19,924,803    $(14,872,460)       $--         $43,500,058   $  562,921       $--
PREMIER
   PORTFOLIO-
   INSTITUTIONAL CLASS    38,447,715     19,924,803     (14,872,460)        --          43,500,058      559,573        --
                         -----------    -----------    ------------        ---         -----------   ----------       ---
   TOTAL INVESTMENTS
      IN AFFILIATES      $76,895,430    $39,849,606    $(29,744,920)       $--         $87,000,116   $1,122,494       $--
                         ===========    ===========    ============        ===         ===========   ==========       ===

     NOTE 3 -- INVESTMENT SECURITIES

     The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $53,168,849 and $75,081,187, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $102,803,610
Aggregate unrealized (depreciation) of investment securities     (7,284,070)
                                                               ------------
Net unrealized appreciation of investment securities           $ 95,519,540
                                                               ============

Cost of investments for tax purposes is $556,958,323.

                           AIM V.I. MONEY MARKET FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMINVESTMENTS.COM    VIMKT-QTR-1 3/07    A I M Advisors, Inc.

AIM V.I. Money Market Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                         PRINCIPAL
                                                          AMOUNT
                                             MATURITY      (000)        VALUE
                                             --------   ----------   -----------
COMMERCIAL PAPER-50.14%(A)
ASSET-BACKED SECURITIES -
   FULLY SUPPORTED BANK-10.10%
Concord Minutemen Capital Co., LLC-
   Series A, (Multi CEP's-Liberty
   Hampshire Co., LLC; agent) (Acquired
   12/04/06; Cost $1,179,027) 5.20%(b)       04/04/07   $    1,200   $ 1,199,653
Crown Point Capital Co., LLC-
   Series A, (Multi CEP's-Liberty
   Hampshire Co., LLC; agent) (Acquired
   03/06/07; Cost $1,092,053) 5.27%(b)       04/13/07        1,098     1,096,232
Govco Inc.
   (Multi CEP's-Government
   sponsored entities) (Acquired
   03/16/07; Cost $973,560) 5.15%(b)         09/17/07        1,000       975,990
Lexington Parker Capital Co., LLC
   (Multi CEP's- Liberty Hampshire
   Co., LLC; agent) (Acquired
   01/10/07; Cost $1,322,846) 5.21%(b)       06/08/07        1,352     1,338,891
                                                                     -----------
                                                                       4,610,766
                                                                     -----------
ASSET-BACKED SECURITIES -
   FULLY SUPPORTED MONOLINE-2.17%
Aquinas Funding LLC
   (CEP-MBIA Insurance Corp.)
   (Acquired 03/14/07; Cost
   $986,515) 5.22%(b)                        06/15/07        1,000       989,270
                                                                     -----------
ASSET-BACKED SECURITIES -
   MULTI-PURPOSE-13.02%
Charta LLC
   (Acquired 03/20/07; Cost
   $986,622) 5.24%(b)                        06/20/07        1,000       988,512
Clipper Receivables Co., LLC 5.23%           06/19/07        2,000     1,977,337
                                                                     -----------

                                                         PRINCIPAL
                                                          AMOUNT
                                             MATURITY      (000)        VALUE
                                             --------   ----------   -----------
ASSET-BACKED SECURITIES -
   MULTI-PURPOSE-(CONTINUED)
CRC Funding LLC
   (Acquired 03/16/07; Cost
   $993,292) 5.25%(b)                        05/04/07   $    1,000   $   995,333
Windmill Funding Corp.
   (Acquired 03/08/07; Cost
   $1,973,346) 5.22%(b)                      06/08/07        2,000     1,980,589
                                                                     -----------
                                                                       5,941,771
                                                                     -----------
ASSET-BACKED SECURITIES - SECURITY
   INVESTMENT VEHICLES-22.70%
Beta Finance Corp./ Inc.
   (Acquired 10/20/06; Cost
   $973,175) 5.22%(b)(c)                     04/23/07        1,000       996,955
Grampian Funding Ltd./LLC
   (Acquired 03/27/07; Cost
   $975,538) 5.15%(b)(c)                     09/14/07        1,000       976,396
Grenadier Funding Ltd./Corp.
   (Acquired 01/23/07; Cost
   $1,114,992) 5.26%(b)                      04/18/07        1,129     1,126,363
Klio Funding Ltd./Corp.
   (Acquired 03/21/07; Cost
   $1,527,542) 5.30%(b)                      04/25/07        1,535     1,529,802
Klio II Funding Ltd./Corp.
   (Acquired 03/16/07; Cost
   $754,109) 5.28%(b)                        04/23/07          758       755,665
Liberty Harbour CDO Ltd./Inc.
   (Acquired 02/01/07; Cost
   $1,251,495) 5.27%(b)                      04/16/07        1,265     1,262,410
Newport Funding Corp.
   (Acquired 02/26/07; Cost
   $987,604) 5.25%(b)                        05/22/07        1,000       992,708
Perry Global Funding Ltd./LLC
   (Acquired 02/13/07; Cost
   $732,338) 5.25%(b)                        04/25/07          740       737,518
Scaldis Capital Ltd./LLC
   (Acquired 02/22/07; Cost
   $978,457) 5.21%(b)(c)                     07/25/07        1,000       983,518

AIM V.I. Money Market Fund

                                                         PRINCIPAL
                                                          AMOUNT
                                             MATURITY      (000)        VALUE
                                             --------   ----------   -----------
ASSET-BACKED SECURITIES - SECURITY
   INVESTMENT VEHICLES-(CONTINUED)
   (Acquired 10/13/06; Cost
   $974,770) 5.22%(b)(c)                     04/05/07   $    1,000   $   999,565
                                                                     -----------
                                                                      10,360,900
                                                                     -----------
DIVERSIFIED BANKS-2.15%
HBOS Treasury Services PLC 5.20%(c)          07/23/07        1,000       983,838
                                                                     -----------
   Total Commercial Paper
      (Cost $22,886,545)                                              22,886,545
                                                                     -----------
VARIABLE RATE DEMAND NOTES-25.05%(D)(E)
INSURED-0.50%(F)
Omaha (City of), Nebraska; Special
   Tax Redevelopment; Series 2002
   B, Taxable RB (INS-Ambac
   Assurance Corp.) 5.37%(g)                 02/01/13          230       230,000
                                                                     -----------
LETTER OF CREDIT ENHANCED-24.55%(H)
A Mining Group LLC;
   Series 2006, Taxable Floating
   Rate Bonds (LOC-Wachovia Bank,
   N.A.) 5.44%(g)                            06/01/29          200       200,000
Albany (City of), New York
   Industrial Development Agency
   (Albany Medical Center
   Hospital); Series 2006 B,
   Taxable IDR
   (LOC-Citizens Bank of
   Pennsylvania, N.A.) 5.32%(g)              05/01/35        1,000     1,000,000
Albuquerque (City of), New Mexico
   (KTech Corp. Project); Series
   2002, Taxable RB (LOC-Wells
   Fargo Bank, N.A.) 5.40%                   11/01/22          700       700,000
Corp. Finance Managers Inc.
   Integrated Loan Program; Series
   B, PARTs (LOC-Wells Fargo Bank,
   N.A.) 5.40%(g)                            02/02/43        2,150     2,150,000

                                                         PRINCIPAL
                                                          AMOUNT
                                             MATURITY      (000)        VALUE
                                             --------   ----------   -----------
LETTER OF CREDIT ENHANCED(H)-(CONTINUED)
EPC Allentown, LLC;
   Series 2005, Taxable Floating
   Rate Bonds (LOC-Wachovia Bank,
   N.A.) 5.32%(g)                            07/01/30   $    3,200   $ 3,200,000
Moon (Township of), Pennsylvania
   Industrial Development Authority
   (One Thorn Run Project); Series
   1995 B, Taxable IDR
   (LOC-National City Bank of
   Pennsylvania) 5.41%(g)                    11/01/15          755       755,000
Roman Catholic Diocese of
   Charlotte; Series 2002, Taxable
   Floating Rate Bonds
   (LOC-Wachovia Bank, N.A.) 5.32%(g)        05/01/14        1,200     1,200,000
Thomasville (City of), Georgia
   Payroll Development Authority
   (American Fresh Foods L.P.);
   Series 2005 B, Taxable RB
   (LOC-Wachovia Bank, N.A.) 5.39%(g)        09/01/17        2,000     2,000,000
                                                                     -----------
                                                                      11,205,000
                                                                     -----------
   Total Variable Rate Demand Notes
      (Cost $11,435,000)                                              11,435,000
                                                                     -----------
MEDIUM-TERM NOTES-5.92%
Metropolitan Life Global Funding I
   Floating Rate MTN (Acquired
   11/10/04; Cost $700,525) 5.42%(b)(e)      03/28/08          700       700,163
Societe Generale S.A.; Unsec.
   Floating Rate MTN (Acquired 10/26/05;
   Cost $2,000,000) 5.31%(b)(c)(e)           02/29/08        2,000     2,000,000
                                                                     -----------
   Total Medium-Term Notes
      (Cost $2,700,163)                                                2,700,163
                                                                     -----------
MASTER NOTE AGREEMENT-4.38%(I)
Merrill Lynch Mortgage Capital, Inc.
   (Acquired 02/05/07; Cost
   $2,000,000) 5.57%(b)(e)(g)                04/05/07        2,000     2,000,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Money Market Fund

                                                         PRINCIPAL
                                                          AMOUNT
                                             MATURITY      (000)        VALUE
                                             --------   ----------   -----------
CERTIFICATE OF DEPOSIT-2.19%
Deutsche Bank
   (United Kingdom) (Cost
   $1,000,000) 5.34%(c)                      07/23/07   $    1,000   $ 1,000,000
                                                                     -----------
FUNDING AGREEMENTS-2.19%
New York Life Insurance Co.
   (Acquired 04/05/06; Cost
   $1,000,000) 5.42%(b)(e)(j)                04/05/07        1,000     1,000,000
                                                                     -----------
ASSET-BACKED SECURITIES-2.19%
ASSET-BACKED SECURITIES - FULLY
   SUPPORTED BANK-2.19%
RACERS Trust;
   Series 2004-6-MM, Floating Rate
   Notes (CEP-Lehman Brothers Holdings
   Inc.) (Acquired 04/13/04; Cost
   $1,000,000) 5.34%(b)(e)                   03/22/08        1,000     1,000,000
                                                                     -----------
TOTAL INVESTMENTS (excluding
   Repurchase Agreements)-92.06%
   (Cost $42,021,708)                                                 42,021,708
                                                                     -----------
                                                        REPURCHASE
                                                          AMOUNT
                                                        ----------
REPURCHASE AGREEMENTS-7.92%(K)
Greenwich Capital Markets, Inc.,
   Joint agreement dated 03/31/07,
   aggregate maturing value
   $600,270,000 (collateralized by
   U.S. Government obligations
   valued at $612,003,340;
   3.55%-7.11%, 07/01/12-11/01/46)
   5.40%, 04/02/07
   (Cost $3,616,809)                                     3,618,437     3,616,809
                                                                     -----------
TOTAL INVESTMENTS(l)(m)-99.98%
   (Cost $45,638,517)                                                 45,638,517
                                                                     -----------
OTHER ASSETS LESS LIABILITIES-0.02%                                        6,808
                                                                     -----------
NET ASSETS-100.00%                                                   $45,645,325
                                                                     ===========

Investment Abbreviations:

CEP    -- Credit Enhancement Provider

IDR    -- Industrial Development Revenue Bonds

INS    -- Insurer

LOC    -- Letter of Credit

MTN    -- Medium-Term Notes

PARTs  -- Pooled Adjustable Rate Taxable NotesSM

RACERS -- Restructured Asset Certificates with Enhanced ReturnSSM

RB     -- Revenue Bonds

Unsec. -- Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2007 was $26,625,533, which represented 58.33% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     United Kingdom: 8.7%; other countries less than 5%: 8.7%.

(d) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(e) Interest is redetermined periodically. Rate shown is the rate in effect on March 31, 2007.

(f) Principal and/or interest payments are secured by the bond insurance company listed.

(g) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based depending on the timing of the demand.

(j) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at March 31, 2007 represented 2.19% of the Fund's Net Assets.

(k)  Principal amount equals value at period end. See Note 1D.

(l)  Also represents cost for federal income tax purposes.

(m) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities                                                              Percentage
--------                                                              ----------
Wachovia Bank, N.A.                                                      14.5%
Wells Fargo Bank, N.A.                                                    6.2%
Klio Funding Corporation                                                  5.0%

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Money Market Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

               The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

     D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a

AIM V.I. Money Market Fund

          repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

                         AIM V.I. SMALL CAP EQUITY FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   VISCE-QTR-1 3/07   A I M Advisors, Inc.

AIM V.I. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
COMMON STOCKS & OTHER EQUITY INTERESTS-99.38%
AEROSPACE & DEFENSE-1.46%
Aeroviroment, Inc. (a)                                   18,577   $      424,670
Curtiss-Wright Corp.                                     27,029        1,041,698
                                                                  --------------
                                                                       1,466,368
                                                                  --------------
AIRLINES-0.36%
Allegiant Travel Co. (a)                                 11,621          366,061
                                                                  --------------
APPAREL RETAIL-2.80%
Cache, Inc. (a)                                          39,313          697,806
Charming Shoppes, Inc. (a)                               71,234          922,480
Christopher & Banks Corp.                                33,979          661,571
Gymboree Corp. (The) (a)                                 13,064          523,475
                                                                  --------------
                                                                       2,805,332
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY GOODS-0.64%
Fossil, Inc. (a)                                         24,081          637,424
                                                                  --------------
APPLICATION SOFTWARE-2.92%
Blackbaud, Inc.                                          27,463          670,646
Epicor Software Corp. (a)                                69,472          966,355
Transaction Systems Architects, Inc. (a)                 28,194          913,204
Ultimate Software Group, Inc. (The) (a)                  14,578          381,798
                                                                  --------------
                                                                       2,932,003
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS-1.06%
Affiliated Managers Group, Inc. (a)                       9,785        1,060,205
                                                                  --------------
AUTOMOTIVE RETAIL-0.99%
Midas, Inc. (a)                                          45,903          990,128
                                                                  --------------
BIOTECHNOLOGY-0.49%
Cubist Pharmaceuticals, Inc. (a)                         22,414          494,677
                                                                  --------------
BUILDING PRODUCTS-1.76%
Goodman Global, Inc. (a)                                 58,845        1,036,849
NCI Building Systems, Inc. (a)                           15,240          727,557
                                                                  --------------
                                                                       1,764,406
                                                                  --------------
COMMUNICATIONS EQUIPMENT-1.49%
Black Box Corp.                                          19,982          730,142
OpNext, Inc. (a)                                         51,440          760,798
                                                                  --------------
                                                                       1,490,940
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS-0.95%
Emulex Corp. (a)                                         51,859          948,501
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
CONSTRUCTION & ENGINEERING-2.35%
Infrasource Services Inc. (a)                            48,535   $    1,481,774
URS Corp. (a)                                            20,655          879,696
                                                                  --------------
                                                                       2,361,470
                                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES-1.48%
BISYS Group, Inc. (The) (a)                              44,916          514,737
Wright Express Corp. (a)                                 32,088          973,229
                                                                  --------------
                                                                       1,487,966
                                                                  --------------
DIVERSIFIED CHEMICALS-1.24%
FMC Corp.                                                16,532        1,247,009
                                                                  --------------
DIVERSIFIED METALS & MINING-1.33%
Compass Minerals International, Inc.                     39,854        1,331,124
                                                                  --------------
ELECTRICAL COMPONENTS & EQUIPMENT-0.92%
Genlyte Group Inc. (The) (a)                             13,123          925,828
                                                                  --------------
ELECTRONIC MANUFACTURING SERVICES-0.88%
Park Electrochemical Corp.                               32,553          882,837
                                                                  --------------
ENVIRONMENTAL & FACILITIES SERVICES-1.06%
Waste Connections, Inc. (a)                              35,656        1,067,541
                                                                  --------------
FOOD RETAIL-1.15%
Ruddick Corp.                                            38,232        1,150,019
                                                                  --------------
GAS UTILITIES-1.45%
Energen Corp.                                            28,659        1,458,456
                                                                  --------------
HEALTH CARE DISTRIBUTORS-1.15%
Owens & Minor, Inc.                                      31,334        1,150,898
                                                                  --------------
HEALTH CARE EQUIPMENT-2.11%
STERIS Corp.                                             38,260        1,016,186
Vital Signs, Inc.                                        21,226        1,103,327
                                                                  --------------
                                                                       2,119,513
                                                                  --------------
HEALTH CARE FACILITIES-0.80%
LCA-Vision Inc.                                          19,588          806,830
                                                                  --------------
HEALTH CARE SUPPLIES-2.12%
DJO Inc. (a)                                             29,809        1,129,761
Haemonetics Corp. (a)                                    21,265          994,139
                                                                  --------------
                                                                       2,123,900
                                                                  --------------
HEALTH CARE TECHNOLOGY-0.26%
Phase Forward Inc. (a)                                   19,643          257,913
                                                                  --------------

AIM V.I. Small Cap Equity Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
HOTELS, RESORTS & CRUISE LINES-1.14%
Red Lion Hotels Corp. (a)                                92,000   $    1,144,480
                                                                  --------------
HOUSEHOLD APPLIANCES-1.27%
Snap-on Inc.                                             26,581        1,278,546
                                                                  --------------
HOUSEHOLD PRODUCTS-0.76%
Central Garden & Pet Co. (a)                             17,726          261,813
Central Garden & Pet Co. -Class A (a)                    34,254          503,534
                                                                  --------------
                                                                         765,347
                                                                  --------------
HOUSEWARES & SPECIALTIES-1.02%
Tupperware Brands Corp.                                  41,098        1,024,573
                                                                  --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES-1.57%
Heidrick & Struggles International, Inc. (a)             15,752          763,185
Kforce Inc. (a)                                          58,829          810,075
                                                                  --------------
                                                                       1,573,260
                                                                  --------------
INDUSTRIAL MACHINERY-3.95%
Chart Industries, Inc. (a)                               46,938          852,394
Kadant Inc. (a)                                          40,464        1,026,167
RBC Bearings Inc. (a)                                    34,935        1,167,877
Valmont Industries, Inc.                                 15,909          920,018
                                                                  --------------
                                                                       3,966,456
                                                                  --------------
INSURANCE BROKERS-1.16%
Hilb Rogal and Hobbs Co.                                 23,826        1,168,665
                                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES-2.12%
Alaska Communications Systems Group Inc.                 38,201          563,465
NTELOS Holdings Corp. (a)                                81,198        1,560,625
                                                                  --------------
                                                                       2,124,090
                                                                  --------------
INTERNET SOFTWARE & SERVICES-1.92%
CyberSource Corp. (a)                                    98,552        1,232,885
DealerTrack Holdings Inc. (a)                            22,640          695,501
                                                                  --------------
                                                                       1,928,386
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-0.95%
CMET Finance Holdings, Inc. (Acquired 12/08/03;
   Cost $20,000)(a)(b)(c)                                   200            3,422
Thomas Weisel Partners Group, Inc. (a)                   49,699          945,275
                                                                  --------------
                                                                         948,697
                                                                  --------------
LEISURE PRODUCTS-0.68%
Smith & Wesson Holding Corp. (a)                         52,278          684,319
                                                                  --------------
LIFE SCIENCES TOOLS & SERVICES-2.22%
Dionex Corp. (a)                                         17,820        1,213,720
                                                                  --------------
ICON PLC -ADR (United Kingdom)(a)                        23,709        1,010,004
                                                                  --------------
                                                                       2,223,724
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
MANAGED HEALTH CARE-1.21%
Healthspring, Inc. (a)                                   51,400   $    1,210,470
                                                                  --------------
METAL & GLASS CONTAINERS-1.29%
AptarGroup, Inc.                                         19,317        1,292,887
                                                                  --------------
MULTI-UTILITIES-0.65%
Avista Corp.                                             26,946          652,902
                                                                  --------------
OFFICE REIT'S-1.11%
Alexandria Real Estate Equities, Inc.                    11,115        1,115,612
                                                                  --------------
OFFICE SERVICES & SUPPLIES-0.40%
PeopleSupport Inc. (a)                                   34,992          400,658
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-2.17%
NATCO Group Inc. -Class A (a)                            32,150        1,096,958
Oceaneering International, Inc. (a)                      25,765        1,085,222
                                                                  --------------
                                                                       2,182,180
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION-2.83%
Comstock Resources, Inc. (a)                             36,005          985,817
Penn Virginia Corp.                                      14,492        1,063,713
Warren Resources Inc. (a)                                60,490          788,184
                                                                  --------------
                                                                       2,837,714
                                                                  --------------
OIL & GAS REFINING & MARKETING-1.26%
Alon USA Energy, Inc.                                    34,883        1,262,765
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-0.78%
Euronet Worldwide, Inc. (a)                              29,040          780,014
                                                                  --------------
PACKAGED FOODS & MEATS-2.54%
Flowers Foods, Inc.                                      37,505        1,131,526
J & J Snack Foods Corp.                                   5,718          225,804
TreeHouse Foods, Inc. (a)                                38,973        1,187,507
                                                                  --------------
                                                                       2,544,837
                                                                  --------------
PHARMACEUTICALS-1.88%
Aspreva Pharmaceuticals Corp. (Canada)(a)                29,868          643,954
Axcan Pharma Inc. (Canada)(a)                             8,306          137,132
ViroPharma Inc. (a)                                      76,971        1,104,534
                                                                  --------------
                                                                       1,885,620
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-4.36%
Assured Guaranty Ltd.                                    40,370        1,102,909
FPIC Insurance Group, Inc. (a)                           26,269        1,173,436
Ohio Casualty Corp.                                      34,633        1,037,258
Philadelphia Consolidated Holding Corp. (a)              24,113        1,060,731
                                                                  --------------
                                                                       4,374,334
                                                                  --------------
PUBLISHING-1.10%
GateHouse Media, Inc.                                    54,435        1,105,030
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Small Cap Equity Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-1.10%
Jones Lang LaSalle Inc.                                  10,597   $    1,105,055
                                                                  --------------
REGIONAL BANKS-5.88%
Alabama National BanCorp.                                11,987          848,800
Columbia Banking System, Inc.                            23,036          777,004
First Financial Bankshares, Inc.                         12,841          537,011
Hancock Holding Co.                                      15,108          664,450
Provident Bankshares Corp.                               20,054          658,974
Sterling Bancshares, Inc.                                60,691          678,525
Sterling Financial Corp.                                 21,330          665,283
United Community Banks, Inc.                             32,675        1,071,413
                                                                  --------------
                                                                       5,901,460
                                                                  --------------
RESTAURANTS-2.97%
IHOP Corp.                                               20,838        1,222,149
O'Charley's Inc. (a)                                     52,358        1,009,986
Papa John's International, Inc. (a)                      25,381          746,201
                                                                  --------------
                                                                       2,978,336
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-1.62%
ATMI, Inc. (a)                                           34,324        1,049,285
Nextest Systems Corp. (a)                                41,304          578,256
                                                                  --------------
                                                                       1,627,541
                                                                  --------------
SEMICONDUCTORS-3.87%
DSP Group, Inc. (a)                                      35,879          681,701
Hittite Microwave Corp. (a)                              23,649          949,980
Power Integrations, Inc. (a)                             37,829          856,827
Semtech Corp. (a)                                        54,594          735,927
Supertex, Inc. (a)                                       19,784          657,027
                                                                  --------------
                                                                       3,881,462
                                                                  --------------
SPECIALIZED REIT'S-2.13%
Equity Inns Inc.                                         17,577          287,912
LaSalle Hotel Properties                                 23,770        1,101,977
Universal Health Realty Income Trust                     20,939          748,569
                                                                  --------------
                                                                       2,138,458
                                                                  --------------
SPECIALTY CHEMICALS-1.80%
A. Schulman, Inc.                                        22,970          541,173
H.B. Fuller Co.                                          46,284        1,262,165
                                                                  --------------
                                                                       1,803,338
                                                                  --------------
STEEL-1.18%
Carpenter Technology Corp.                                9,837        1,187,916
                                                                  --------------
TECHNOLOGY DISTRIBUTORS-1.16%
Agilysys, Inc.                                           51,742        1,162,643
                                                                  --------------
TRADING COMPANIES & DISTRIBUTORS-2.75%
H&E Equipment Services, Inc. (a)                         18,972          407,898
UAP Holding Corp.                                        50,167        1,296,817
Williams Scotsman International Inc. (a)                 53,787        1,057,452
                                                                  --------------
                                                                       2,762,167
                                                                  --------------
TRUCKING-1.36%
Landstar System, Inc.                                    16,044          735,457
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
TRUCKING-(CONTINUED)
Marten Transport, Ltd. (a)                               39,631   $      629,340
                                                                  --------------
                                                                       1,364,797
                                                                  --------------
   Total Common Stocks & Other Equity Interests
      (Cost $87,067,914)                                              99,716,088
                                                                  --------------
MONEY MARKET FUNDS-3.33%
Liquid Assets Portfolio -Institutional Class (d)      1,671,321        1,671,321
Premier Portfolio -Institutional Class (d)            1,671,321        1,671,321
                                                                  --------------
   Total Money Market Funds                                            3,342,642
      (Cost $3,342,642)
                                                                  --------------
TOTAL INVESTMENTS-102.71%
   (Cost $90,410,556)                                                103,058,730
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(2.71)%                                 (2,719,331)
                                                                  --------------
NET ASSETS-100.00%                                                $  100,339,399
                                                                  ==============

Investment Abbreviations:

ADR  -- American Depositary Receipt

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at March 31, 2007 represented less than 0.01% of the Fund's Net Assets. Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at March 31, 2007 represented less than 0.01% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Small Cap Equity Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

AIM V.I. Small Cap Equity Fund

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

AIM V.I. Small Cap Equity Fund

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2007.

                                                                         CHANGE IN
                                                                        UNREALIZED
                             VALUE     PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                       12/31/06        COST           SALES       (DEPRECIATION)     03/31/07      INCOME     GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   ----------   -----------
Liquid Assets
   Portfolio-
   Institutional Class    $1,516,665    $ 8,476,382   $ (8,321,726)         $--         $1,671,321      $23,307       $--
Premier Portfolio-
   Institutional Class     1,516,665      8,476,382     (8,321,726)          --          1,671,321       23,165        --
                          ----------    -----------   ------------          ---         ----------      -------       ---
   TOTAL INVESTMENTS
      IN AFFILIATES       $3,033,330    $16,952,764   $(16,643,452)         $--         $3,342,642      $46,472       $--
                          ==========    ===========   ============          ===         ==========      =======       ===

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $16,347,851 and $10,363,803, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $13,980,090
Aggregate unrealized (depreciation) of investment securities   (1,555,024)
                                                               -----------
Net unrealized appreciation of investment securities           $12,425,066
                                                               ===========

Cost of investments for tax purposes is $90,633,664.

NOTE 4 -- SIGNIFICANT EVENT

The Board of Trustees of the AIM Variable Insurance Funds ("Trust") unanimously approved, on December 13, 2006 an Agreement and Plan of Reorganization ("Agreement") pursuant to which the AIM V.I. Small Cap Equity Fund ("Buying Fund") would acquire all of the assets of AIM V.I. Small Cap Growth Fund ("Selling Fund), a series of the Trust. Upon closing of the Agreement, shareholders of Selling Fund will receive a corresponding class of shares of the Buying Fund in exchange for their shares of Selling Fund, and Selling Fund will cease operations.

     The Agreement was approved by the Selling Fund's shareholders on March 19, 2007 and the reorganization became effective on May 1, 2007.

                         AIM V.I. SMALL CAP GROWTH FUND
           Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   VISCG-QTR-1 3/07   A I M Advisors, Inc.

AIM V.I. Small Cap Growth Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS-99.33%
AEROSPACE & DEFENSE-1.25%
Ceradyne, Inc. (a)                                        2,698   $      147,689
United Industrial Corp.                                   1,805           99,636
                                                                  --------------
                                                                         247,325
                                                                  --------------
AIR FREIGHT & LOGISTICS-1.45%
Forward Air Corp.                                         4,429          145,626
Hub Group, Inc. -Class A (a)                              4,895          141,906
                                                                  --------------
                                                                         287,532
                                                                  --------------
APPAREL RETAIL-3.86%
bebe stores, inc                                          6,368          110,676
Children's Place Retail Stores, Inc.
   (The) (a)                                              2,378          132,597
DSW Inc. -Class A (a)                                     4,071          171,837
Hot Topic, Inc. (a)                                      14,456          160,462
Zumiez Inc. (a)                                           4,712          189,045
                                                                  --------------
                                                                         764,617
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY
   GOODS-0.81%
Warnaco Group, Inc. (The) (a)                             5,668          160,971
                                                                  --------------
APPLICATION SOFTWARE-5.07%
ANSYS, Inc. (a)                                           3,466          175,969
Blackboard Inc. (a)                                       5,952          200,166
Informatica Corp. (a)                                    14,452          194,090
Kronos Inc. (a)                                           4,024          215,284
MicroStrategy Inc. -Class A (a)                           1,733          219,034
                                                                  --------------
                                                                       1,004,543
                                                                  --------------
ASSET MANAGEMENT & CUSTODY
   BANKS-1.18%
Affiliated Managers Group, Inc. (a)                       2,150          232,952
                                                                  --------------
BIOTECHNOLOGY-3.03%
Alkermes, Inc. (a)                                        6,195           95,651
BioMarin Pharmaceutical Inc. (a)                          5,914          102,076
Human Genome Sciences, Inc. (a)                           7,005           74,393
Myriad Genetics, Inc. (a)                                 4,450          153,347
United Therapeutics Corp. (a)                             3,230          173,709
                                                                  --------------
                                                                         599,176
                                                                  --------------
COMMUNICATIONS EQUIPMENT-3.56%
F5 Networks, Inc. (a)                                     2,711          180,769
NETGEAR, Inc. (a)                                         7,079          201,964
NICE Systems Ltd. -ADR (Israel)(a)                        5,130          174,523

                                                       SHARES          VALUE
                                                     ----------   --------------
COMMUNICATIONS EQUIPMENT-(CONTINUED)
Polycom, Inc. (a)                                         4,416   $      147,185
                                                                  --------------
                                                                         704,441
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS-
   0.89%
Emulex Corp. (a)                                          9,680          177,047
                                                                  --------------
CONSTRUCTION & FARM MACHINERY &
   HEAVY TRUCKS-0.84%
Bucyrus International, Inc. -Class A                      3,244          167,066
                                                                  --------------
CONSTRUCTION MATERIALS-0.76%
Eagle Materials Inc.                                      3,389          151,251
                                                                  --------------
DATA PROCESSING & OUTSOURCED
   SERVICES-1.28%
Euronet Worldwide, Inc. (a)                               6,355          170,696
Global Payments Inc.                                      2,437           83,004
                                                                  --------------
                                                                         253,700
                                                                  --------------
DIVERSIFIED COMMERCIAL &
   PROFESSIONAL SERVICES-2.91%
Advisory Board Co. (The) (a)                              1,789           90,559
CoStar Group Inc. (a)                                     3,294          147,176
Pike Electric Corp. (a)                                   9,796          177,112
Tetra Tech, Inc. (a)                                      8,442          160,904
                                                                  --------------
                                                                         575,751
                                                                  --------------
DRUG RETAIL-0.96%
Longs Drug Stores Corp.                                   3,663          189,157
                                                                  --------------
ELECTRIC UTILITIES-0.55%
ITC Holdings Corp.                                        2,518          109,004
                                                                  --------------
ELECTRICAL COMPONENTS &
   EQUIPMENT-3.73%
Acuity Brands, Inc.                                       1,955          106,430
General Cable Corp. (a)                                   5,299          283,126
Regal-Beloit Corp.                                        3,507          162,655
Thomas & Betts Corp. (a)                                  3,825          186,736
                                                                  --------------
                                                                         738,947
                                                                  --------------
ELECTRONIC EQUIPMENT
   MANUFACTURERS-2.46%
Aeroflex Inc. (a)                                        13,195          173,514
Cogent Inc. (a)                                           5,592           75,212
Coherent, Inc. (a)                                        4,876          154,764
Orbotech, Ltd.  (Israel)(a)                               3,815           84,045
                                                                  --------------
                                                                         487,535
                                                                  --------------

AIM V.I. Small Cap Growth Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
ELECTRONIC MANUFACTURING SERVICES-
   1.06%
Trimble Navigation Ltd. (a)                               7,830   $      210,157
                                                                  --------------
FOOD DISTRIBUTORS-0.85%
Performance Food Group Co. (a)                            5,432          167,686
                                                                  --------------
HEALTH CARE EQUIPMENT-6.13%
American Medical Systems Holdings,
   Inc. (a)                                               8,669          183,523
Gen-Probe Inc. (a)                                        2,749          129,423
Home Diagnostics Inc. (a)                                 5,028           54,302
Integra LifeSciences Holdings (a)                         3,856          175,757
Kyphon Inc. (a)                                           2,891          130,500
Mentor Corp.                                              3,000          138,000
NuVasive, Inc. (a)                                        7,339          174,301
Palomar Medical Technologies, Inc. (a)                      754           30,122
Wright Medical Group, Inc. (a)                            8,924          198,916
                                                                  --------------
                                                                       1,214,844
                                                                  --------------
HEALTH CARE FACILITIES-2.90%
Genesis HealthCare Corp. (a)                              3,386          213,690
LifePoint Hospitals, Inc. (a)                             4,264          162,970
VCA Antech, Inc. (a)                                      5,438          197,454
                                                                  --------------
                                                                         574,114
                                                                  --------------
HEALTH CARE SERVICES-1.75%
inVentiv Health Inc. (a)                                  4,458          170,697
Pediatrix Medical Group, Inc. (a)                         3,098          176,772
                                                                  --------------
                                                                         347,469
                                                                  --------------
HEALTH CARE TECHNOLOGY-0.77%
Eclipsys Corp. (a)                                        7,900          152,233
                                                                  --------------
HOME ENTERTAINMENT SOFTWARE-1.02%
THQ Inc. (a)                                              5,887          201,277
                                                                  --------------
HOME FURNISHINGS-0.96%
Tempur-Pedic International Inc.                           7,337          190,689
                                                                  --------------
HOTELS, RESORTS & CRUISE LINES-
   0.53%
Choice Hotels International, Inc.                         2,967          105,121
                                                                  --------------
HOUSEHOLD PRODUCTS-1.11%
Church & Dwight Co., Inc.                                 4,352          219,123
                                                                  --------------
HUMAN RESOURCE & EMPLOYMENT
   SERVICES-0.95%
Korn/Ferry International (a)                              8,216          188,475
                                                                  --------------
INDUSTRIAL MACHINERY-0.66%
Actuant Corp. -Class A                                    2,571          130,504
                                                                  --------------
INSURANCE BROKERS-0.76%
National Financial Partners Corp.                         3,225          151,285
                                                                  --------------
INTEGRATED TELECOMMUNICATION
   SERVICES-0.73%
NeuStar, Inc. -Class A (a)                                5,066          144,077
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
INTERNET RETAIL-0.36%
Shutterfly, Inc. (a)                                      4,457   $       71,490
                                                                  --------------
INTERNET SOFTWARE & SERVICES-2.34%
aQuantive, Inc. (a)                                       6,791          189,537
DealerTrack Holdings Inc. (a)                             4,022          123,556
ValueClick, Inc. (a)                                      5,739          149,960
                                                                  --------------
                                                                         463,053
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-
   0.75%
Greenhill & Co., Inc. (b)                                 2,433          149,362
                                                                  --------------
IT CONSULTING & OTHER SERVICES-
   0.71%
MPS Group, Inc. (a)                                       9,974          141,132
                                                                  --------------
LIFE SCIENCES TOOLS & SERVICES-
   3.36%
Millipore Corp. (a)                                       2,199          159,361
Nektar Therapeutics (a)                                   5,726           74,782
PAREXEL International Corp. (a)                           4,735          170,318
Varian Inc. (a)                                           4,473          260,597
                                                                  --------------
                                                                         665,058
                                                                  --------------
MANAGED HEALTH CARE-1.80%
Healthspring, Inc. (a)                                    9,700          228,435
Magellan Health Services, Inc. (a)                        3,059          128,478
                                                                  --------------
                                                                         356,913
                                                                  --------------
MARINE-0.78%
American Commercial Lines Inc. (a)                        4,929          155,017
                                                                  --------------
MOVIES & ENTERTAINMENT-1.36%
Live Nation Inc. (a)                                      5,399          119,102
Marvel Entertainment, Inc. (a)                            5,412          150,183
                                                                  --------------
                                                                         269,285
                                                                  --------------
MULTI-LINE INSURANCE-0.90%
HCC Insurance Holdings, Inc.                              5,812          179,010
                                                                  --------------
OFFICE REIT'S-0.65%
BioMed Realty Trust, Inc.                                 4,885          128,475
                                                                  --------------
OIL & GAS DRILLING-0.89%
Unit Corp. (a)                                            3,482          176,154
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-
   3.90%
Core Laboratories N.V
   (Netherlands)(a)                                       1,900          159,277
Dril-Quip, Inc. (a)                                       3,558          153,990
FMC Technologies, Inc. (a)                                2,147          149,775
Hydril (a)                                                1,895          182,375
Input/Output, Inc. (a)                                    9,255          127,534
                                                                  --------------
                                                                         772,951
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION-
   2.66%
Bill Barrett Corp. (a)                                    6,054          196,210
Range Resources Corp.                                     5,786          193,252

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Small Cap Growth Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
OIL & GAS EXPLORATION & PRODUCTION-(CONTINUED)
Whiting Petroleum Corp. (a)                               3,492   $      137,620
                                                                  --------------
                                                                         527,082
                                                                  --------------
PACKAGED FOODS & MEATS-0.44%
Ralcorp Holdings, Inc. (a)                                1,342           86,291
                                                                  --------------
PHARMACEUTICALS-2.48%
Medicines Co. (The) (a)                                   5,212          130,717
Medicis Pharmaceutical Corp. -Class A                     6,031          185,875
Santarus Inc. (a)                                         8,063           56,764
Sciele Pharma, Inc. (a)                                   4,952          117,263
                                                                  --------------
                                                                         490,619
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-
   0.75%
ProAssurance Corp. (a)                                    2,910          148,846
                                                                  --------------
REGIONAL BANKS-3.06%
East West Bancorp, Inc.                                   2,241           82,401
PrivateBancorp, Inc.                                      2,644           96,665
SVB Financial Group (a)                                   3,226          156,751
Texas Capital Bancshares, Inc. (a)                        5,066          103,853
UCBH Holdings, Inc.                                       5,513          102,652
Virginia Commerce Bancorp, Inc. (a)                       2,981           64,539
                                                                  --------------
                                                                         606,861
                                                                  --------------
RESTAURANTS-3.46%
Applebee's International, Inc.                            7,125          176,558
Jack in the Box Inc. (a)                                  3,229          223,221
P.F. Chang's China Bistro, Inc. (a)(b)                    3,341          139,921
RARE Hospitality International, Inc. (a)                  4,861          146,267
                                                                  --------------
                                                                         685,967
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-3.25%
FormFactor Inc. (a)                                       4,059          181,640
Tessera Technologies Inc. (a)                             5,037          200,171
Varian Semiconductor Equipment Associates,
   Inc. (a)                                               4,898          261,455
                                                                  --------------
                                                                         643,266
                                                                  --------------
SEMICONDUCTORS-3.35%
Cirrus Logic, Inc. (a)                                   17,724          135,766
Microsemi Corp. (a)                                       7,062          146,960
Power Integrations, Inc. (a)                              6,032          136,625
Silicon Laboratories Inc. (a)                             4,353          130,242
SiRF Technology Holdings, Inc. (a)                        4,128          114,593
                                                                  --------------
                                                                         664,186
                                                                  --------------
SPECIALIZED CONSUMER SERVICES-
   0.89%
Jackson Hewitt Tax Service Inc.                           5,474          176,153
                                                                  --------------
SPECIALTY STORES-0.89%
Dick's Sporting Goods, Inc. (a)                           3,023          176,120
                                                                  --------------
STEEL-1.07%
Carpenter Technology Corp.                                1,759          212,417
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
SYSTEMS SOFTWARE-0.82%
MICROS Systems, Inc. (a)                                  2,997   $      161,808
                                                                  --------------
TRADING COMPANIES & DISTRIBUTORS-
   1.63%
TransDigm Group, Inc. (a)                                 4,642          168,876
WESCO International, Inc. (a)                             2,445          153,497
                                                                  --------------
                                                                         322,373
                                                                  --------------
TRUCKING-0.81%
Swift Transportation Co., Inc. (a)                        5,118          159,477
                                                                  --------------
WIRELESS TELECOMMUNICATION
   SERVICES-1.20%
SBA Communications Corp. -Class A (a)                     8,020          236,991
                                                                  --------------
      Total Common Stocks & Other Equity
         Interests
         (Cost $17,258,166)                                           19,674,426
                                                                  --------------
MONEY MARKET FUNDS-0.76%
Liquid Assets Portfolio -Institutional
   Class (c)                                             75,102           75,102
Premier Portfolio -Institutional Class (c)               75,103           75,103
                                                                  --------------
      Total Money Market Funds
         (Cost $150,205)                                                 150,205
                                                                  --------------
TOTAL INVESTMENTS (excluding
   investments purchased with cash
   collateral from securities loaned)-
   100.09%
   (Cost $17,408,371)                                                 19,824,631
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED
MONEY MARKET FUNDS-1.11%
Premier Portfolio -Institutional Class (c)(d)           219,265          219,265
                                                                  --------------
      Total Money Market Funds (purchased with
         cash collateral from securities loaned)
         (Cost $219,265)                                                 219,265
                                                                  --------------
TOTAL INVESTMENTS-101.20%
   (Cost $17,627,636)                                                 20,043,896
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(1.20)%                                   (237,367)
                                                                  --------------
NET ASSETS-100.00%                                                $   19,806,529
                                                                  ==============

Investment Abbreviations:

ADR   --  American Depositary Receipt

REIT  --  Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at March 31, 2007.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Small Cap Growth Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM V.I. Small Cap Growth Fund
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

AIM V.I. Small Cap Growth Fund

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2007.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                        CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND      REALIZED
FUND                       12/31/06        COST           SALES       (DEPRECIATION)     03/31/07      INCOME     GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   ----------   -----------
Liquid Assets
   Portfolio -
   Institutional Class     $132,413     $  621,890     $  (679,201)         $--          $ 75,102      $2,163         $--
Premier  Portfolio-
   Institutional Class      132,414        621,890        (679,201)          --            75,103       2,151          --
                           --------     ----------     -----------          ---          --------      ------         ---
   SUBTOTAL                $264,827     $1,243,780     $(1,358,402)         $--          $150,205      $4,314         $--
                           ========     ==========     ===========          ===          ========      ======         ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND      REALIZED
FUND                       12/31/06        COST           SALES       (DEPRECIATION)     03/31/07      INCOME*    GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   ----------   -----------
Premier  Portfolio-
   Institutional Class     $     --     $1,318,055     $(1,098,790)         $--          $219,265      $  359         $--
                           --------     ----------     -----------          ---          --------      ------         ---
   TOTAL INVESTMENTS
      IN AFFILIATES        $264,827     $2,561,835     $(2,457,192)         $--          $369,470      $4,673         $--
                           ========     ==========     ===========          ===          ========      ======         ===

*    Net of compensation to counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At March 31, 2007, securities with an aggregate value of $216,885 were on loan to brokers. The loans were secured by cash collateral of $219,265 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended March 31, 2007, the Fund received dividends on cash collateral investments of $359 for securities lending transactions, which are net of compensation to counterparties.

AIM V.I. Small Cap Growth Fund

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $866,420 and $1,455,234, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $3,110,808
Aggregate unrealized (depreciation) of investment securities    (829,111)
                                                               ----------
Net unrealized appreciation of investment securities           $2,281,697
                                                               ==========

Cost of investments for tax purposes is $17,762,199.

NOTE 5 - SIGNIFICANT EVENT

The Board of Trustees of the AIM Variable Insurance Funds ("Trust") unanimously approved, on December 13, 2006 an Agreement and Plan of Reorganization ("Agreement") pursuant to which AIM V.I. Small Cap Growth Fund ("Selling Fund") would transfer all of its assets to AIM V.I. Small Cap Equity Fund ("Buying Fund"), a series of the Trust. Upon closing of the Agreement, shareholders of the Selling Fund will receive a corresponding class of shares of Buying Fund in exchange for their shares of the Selling Fund, and the Selling Fund will cease operations.

     The Agreement was approved by the Selling Fund's shareholders on March 19, 2007 and the reorganization became effective on May 1, 2007.

                            AIM V.I. TECHNOLOGY FUND
            Quaterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   I-VITEC-QTR-1 3/07   A I M Advisors, Inc.

AIM V.I. Technology Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)


                                                       SHARES          VALUE
                                                     ----------   --------------
COMMON STOCKS AND OTHER EQUITY
   INTERESTS-81.57%
APPLICATION SOFTWARE-7.75%
Adobe Systems Inc. (a)                                  128,299   $    5,350,068
Amdocs Ltd. (a)                                         113,618        4,144,785
Autodesk, Inc. (a)                                       43,716        1,643,722
Intuit Inc. (a)                                          62,743        1,716,648
                                                                  --------------
                                                                      12,855,223
                                                                  --------------
COMMUNICATIONS EQUIPMENT-9.08%
Cisco Systems, Inc. (a)                                 204,164        5,212,307
F5 Networks, Inc. (a)                                    46,809        3,121,224
Harris Corp.                                             34,584        1,762,055
OpNext, Inc. (a)                                         86,672        1,281,879
Polycom, Inc. (a)                                        61,013        2,033,563
QUALCOMM Inc.                                            38,836        1,656,744
                                                                  --------------
                                                                      15,067,772
                                                                  --------------
COMPUTER HARDWARE-5.76%
Apple, Inc. (a)                                          44,572        4,141,185
Hewlett-Packard Co.                                      93,690        3,760,717
NCR Corp. (a)                                            34,555        1,650,692
                                                                  --------------
                                                                       9,552,594
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS-5.77%
EMC Corp. (a)                                           256,080        3,546,708
Network Appliance, Inc. (a)                              91,269        3,333,144
Seagate Technology                                      115,917        2,700,866
                                                                  --------------
                                                                       9,580,718
                                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES-3.64%
Alliance Data Systems Corp. (a)                          27,237        1,678,344
VeriFone Holdings, Inc. (a)                             118,687        4,359,373
                                                                  --------------
                                                                       6,037,717
                                                                  --------------
ELECTRONIC EQUIPMENT MANUFACTURERS-1.94%
Amphenol Corp. -Class A                                  29,535        1,907,075
Itron, Inc. (a)                                          20,132        1,309,385
                                                                  --------------
                                                                       3,216,460
                                                                  --------------
HOME ENTERTAINMENT SOFTWARE-1.61%
Activision, Inc. (a)                                    141,163        2,673,627
                                                                  --------------
INTERNET RETAIL-0.73%
IAC/InterActiveCorp (a)                                  32,167        1,213,018
                                                                  --------------
INTERNET SOFTWARE & SERVICES-9.92%
Akamai Technologies, Inc. (a)                            35,224        1,758,382
Digital River, Inc. (a)                                  77,460        4,279,665
                                                                  --------------

                                                       SHARES             VALUE
                                                     ----------   --------------
INTERNET SOFTWARE & SERVICES-(CONTINUED)
eBay Inc. (a)                                            75,295   $    2,496,029
Google Inc. -Class A (a)                                  9,104        4,171,089
Yahoo! Inc. (a)                                         119,860        3,750,419
                                                                  --------------
                                                                      16,455,584
                                                                  --------------
IT CONSULTING & OTHER SERVICES-
   4.89%
Accenture Ltd. -Class A                                 138,298        5,330,005
Cognizant Technology Solutions Corp. -Class
   A (a)                                                 31,510        2,781,388
                                                                  --------------
                                                                       8,111,393
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-
   0.90%
BlueStream Ventures L.P. (Acquired
   08/03/00-11/28//06; Cost
   $2,913,405)(a)(b)(c)(d)                                   --        1,490,167
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-3.36%
FormFactor Inc. (a)                                      35,958        1,609,120
KLA-Tencor Corp.                                         43,149        2,300,705
MEMC Electronic Materials, Inc. (a)                      27,345        1,656,560
                                                                  --------------
                                                                       5,566,385
                                                                  --------------
SEMICONDUCTORS-16.65%
Broadcom Corp. -Class A (a)                             104,436        3,349,263
Integrated Device Technology, Inc. (a)                  213,848        3,297,536
Intersil Corp. -Class A                                 135,151        3,580,150
Marvell Technology Group Ltd. (a)                       146,898        2,469,355
National Semiconductor Corp.                            135,726        3,276,426
Netlogic Microsystems Inc. (a)(e)                        56,949        1,515,982
ON Semiconductor Corp. (a)                              218,228        1,946,594
SiRF Technology Holdings, Inc. (a)(e)                    68,057        1,889,262
Texas Instruments Inc.                                  111,817        3,365,692
Xilinx, Inc.                                            114,226        2,939,035
                                                                  --------------
                                                                      27,629,295
                                                                  --------------
SYSTEMS SOFTWARE-6.51%
McAfee Inc. (a)                                          61,571        1,790,485
Microsoft Corp.                                         120,660        3,362,794
Oracle Corp. (a)                                        132,120        2,395,335
Sybase, Inc. (a)                                        128,917        3,259,022
                                                                  --------------
                                                                      10,807,636
                                                                  --------------
TECHNOLOGY DISTRIBUTORS-0.97%
Avnet, Inc. (a)                                          44,704        1,615,603
                                                                  --------------
WIRELESS TELECOMMUNICATION
   SERVICES-2.09%
American Tower Corp. -Class A (a)                        60,218        2,345,491
                                                                  --------------

AIM V.I. Technology Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)
Clearwire Corp. -Class A (a)(e)                          55,138   $    1,128,675
                                                                  --------------
                                                                       3,474,166
                                                                  --------------
   Total Common Stocks and Other Equity Interests
      (Cost $123,263,010)                                            135,347,358
                                                                  --------------
FOREIGN COMMON STOCKS & OTHER
   EQUITY INTERESTS-13.51%
CANADA-1.09%
Research In Motion Ltd. (Communications
   Equipment) (a)                                        13,277        1,812,178
                                                                  --------------
FINLAND-1.41%
Nokia Oyj -ADR (Communications Equipment)               102,216        2,342,791
                                                                  --------------
HONG KONG-1.00%
China Mobile Ltd. -ADR (Wireless
   Telecommunication Services)                           36,776        1,649,404
                                                                  --------------
JAPAN-1.12%
Nintendo Co., Ltd. (Home Entertainment
   Software) (e)                                          6,400        1,860,149
                                                                  --------------
MEXICO-1.49%
America Movil S.A. de C.V. -Series L -ADR
   (Wireless Telecommunication Services)                 51,805        2,475,761
                                                                  --------------
SWEDEN-1.08%
Telefonaktiebolaget LM Ericsson -ADR
   (Communications Equipment)                            48,206        1,787,960
                                                                  --------------
SWITZERLAND-2.65%
STMicroelectronics N.V. -New York Shares
   (Semiconductors)                                     228,762        4,392,230
                                                                  --------------
TAIWAN-3.67%
Hon Hai Precision Industry Co., Ltd.
   (Electronic Manufacturing Services) (f)              306,041        2,051,131
Siliconware Precision Industries Co. -ADR
   (Semiconductors)                                     178,769        1,753,724
Taiwan Semiconductor Manufacturing Co. Ltd.
   -ADR (Semiconductors)                                212,722        2,286,761
                                                                  --------------
                                                                       6,091,616
                                                                  --------------
   Total Foreign Common Stocks & Other Equity
      Interests
      (Cost $19,867,959)                                             22,412,089
                                                                  --------------
MONEY MARKET FUNDS-2.96%
Liquid Assets Portfolio -Institutional
   Class (g)                                          2,460,313        2,460,313
Premier Portfolio -Institutional Class (g)            2,460,313        2,460,313
                                                                  --------------
   Total Money Market Funds
      (Cost $4,920,626)                                                4,920,626
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities loaned)-98.04%
   (Cost $148,051,595)                                            $  162,680,073
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED
MONEY MARKET FUNDS-1.78%
Premier Portfolio -Institutional Class (g)(h)         2,952,822        2,952,822
                                                                  --------------
   Total Money Market Funds (purchased with cash
      collateral from securities loaned)
      (Cost $2,952,822)                                                2,952,822
                                                                  --------------
TOTAL INVESTMENTS-99.82%
   (Cost $151,004,417)                                               165,632,895
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-0.18%                                      300,644
                                                                  --------------
NET ASSETS-100.00%                                                $  165,933,539
                                                                  ==============

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at March 31, 2007 represented 0.90% of the Fund's Net Assets. See Note 1A.

(c) The Fund has a remaining commitment of $337,500 to purchase additional interests in BlueStream Ventures L.P. ("BlueStream"), which is subject to the terms of the limited partnership agreement. The Fund has a 1.26% ownership of BlueStream.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at March 31, 2007 represented 0.90% of the Fund's Net Assets. Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(e)  All or a portion of this security was out on loan at March 31, 2007.

(f) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at March 31, 2007 represented 1.24% of the Fund's Net Assets. See Note 1A.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Technology Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM V.I. Technology Fund
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM V.I. Technology Fund

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS WRITTEN - The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM V.I. Technology Fund

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2007.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                      CHANGE IN
                                                                     UNREALIZED                            REALIZED
                            VALUE      PURCHASES      PROCEEDS      APPRECIATION      VALUE     DIVIDEND     GAIN
FUND                      12/31/06      AT COST      FROM SALES    (DEPRECIATION)   03/31/07     INCOME     (LOSS)
----                     ----------   -----------   ------------   -------------   ----------   --------   --------
Liquid Assets
   Portfolio-
   Institutional Class   $1,538,853   $11,876,152   $(10,954,692)       $--        $2,460,313    $28,216      $--
Premier Portfolio-
   Institutional Class    1,538,853    11,876,152    (10,954,692)        --         2,460,313     28,046       --
                         ----------   -----------   ------------        ---        ----------    -------      ---
   SUBTOTAL              $3,077,706   $23,752,304   $(21,909,384)       $--        $4,920,626    $56,262      $--
                         ==========   ===========   ============        ===        ==========    =======      ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                      CHANGE IN
                                                                     UNREALIZED                            REALIZED
                            VALUE      PURCHASES      PROCEEDS      APPRECIATION      VALUE     DIVIDEND     GAIN
FUND                      12/31/06      AT COST      FROM SALES    (DEPRECIATION)   03/31/07    INCOME *    (LOSS)
----                     ----------   -----------   ------------   -------------   ----------   --------   --------
Premier Portfolio-
   Institutional Class   $5,333,168   $32,572,287   $(34,952,633)       $--        $2,952,822    $ 3,175     $--
                         ----------   -----------   ------------        ---        ----------    -------     ---
   TOTAL INVESTMENTS
      IN AFFILIATES      $8,410,874   $56,324,591   $(56,862,017)       $--        $7,873,448    $59,437     $--
                         ==========   ===========   ============        ===        ==========    =======     ===

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At March 31, 2007, securities with an aggregate value of $2,850,998 were on loan to brokers. The loans were secured by cash collateral of $2,952,822 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended March 31, 2007, the Fund received dividends on cash collateral investments of $3,175 for securities lending transactions, which are net of compensation to counterparties.

AIM V.I. Technology Fund

NOTE 4 - OPTIONS CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                CALL OPTION CONTRACTS
                ---------------------
                 NUMBER OF   PREMIUMS
                 CONTRACTS   RECEIVED
                 ---------   --------
Written             233     $ 32,351
Expired           (233)      (32,351)
                   ---      --------
End of period       --      $     --
                   ===      ========

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $59,577,351 and 71,675,888, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities       $18,043,830
Aggregate unrealized (depreciation) of investment securities      (2,277,140)
                                                                 -----------
Net unrealized appreciation of investment securities             $15,766,690
                                                                 ===========
Cost of investments for tax purposes is $149,866,205.

                             AIM V.I. UTILITIES FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   I-VIUTI-QTR-1 3/07   A I M Advisors, Inc.

AIM V.I. Utilities Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
COMMON STOCKS-95.66%
ELECTRIC UTILITIES-35.97%
Duke Energy Corp.                                       305,000   $    6,188,450
E.ON A.G. (Germany)(a)                                   25,000        3,401,530
Edison International                                    125,000        6,141,250
Enel S.p.A. (Italy)                                     198,000        2,118,552
Entergy Corp.                                            65,000        6,819,800
Exelon Corp.                                            109,000        7,489,390
FirstEnergy Corp.                                        73,000        4,835,520
FPL Group, Inc.                                         108,000        6,606,360
Pepco Holdings, Inc.                                    107,000        3,105,140
PPL Corp.                                               121,000        4,948,900
Southern Co.                                            120,000        4,398,000
                                                                  --------------
                                                                      56,052,892
                                                                  --------------
GAS UTILITIES-9.61%
AGL Resources Inc.                                       81,000        3,460,320
Equitable Resources, Inc.                               100,000        4,832,000
Questar Corp.                                            75,000        6,690,750
                                                                  --------------
                                                                      14,983,070
                                                                  --------------
INDEPENDENT POWER PRODUCERS &
   ENERGY TRADERS-6.85%
Constellation Energy Group                               30,000        2,608,500
NRG Energy, Inc. (b)                                    112,000        8,068,480
                                                                  --------------
                                                                      10,676,980
                                                                  --------------
INTEGRATED TELECOMMUNICATION
   SERVICES-11.90%
Alaska Communications Systems Group Inc.                257,378        3,796,326
AT&T Inc.                                               228,000        8,990,040
Verizon Communications Inc.                             152,000        5,763,840
                                                                  --------------
                                                                      18,550,206
                                                                  --------------
MULTI-UTILITIES-20.40%
Ameren Corp.                                             33,000        1,659,900
Dominion Resources, Inc.                                 70,000        6,213,900
National Grid PLC  (United
   Kingdom)(a)                                          150,000        2,359,633
OGE Energy Corp.                                         30,000        1,164,000
PG&E Corp.                                              108,000        5,213,160
PNM Resources Inc.                                       27,000          872,100
Public Service Enterprise Group Inc.                     24,000        1,992,960
SCANA Corp.                                              28,000        1,208,760
Sempra Energy                                           109,000        6,650,090
Veolia Environnement (France)(a)                         60,000        4,456,434
                                                                  --------------
                                                                      31,790,937
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
OIL & GAS STORAGE & TRANSPORTATION-
   9.49%
El Paso Corp.                                           320,000   $    4,630,400
Spectra Energy Corp.                                    155,000        4,071,850
Williams Cos., Inc. (The)                               214,000        6,090,440
                                                                  --------------
                                                                      14,792,690
                                                                  --------------
WATER UTILITIES-1.44%
Aqua America Inc.                                       100,000        2,245,000
                                                                  --------------
      Total Common Stocks
         (Cost $103,131,116)                                         149,091,775
                                                                  --------------
MONEY MARKET FUNDS-4.58%
Liquid Assets Portfolio -Institutional
   Class (c)                                          3,571,720        3,571,720
Premier Portfolio -Institutional Class (c)            3,571,720        3,571,720
                                                                  --------------
      Total Money Market Funds
         (Cost $7,143,440)                                             7,143,440
                                                                  --------------
TOTAL INVESTMENTS-100.24%
   (Cost $110,274,556)                                               156,235,215
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(0.24)%                                   (378,679)
                                                                  --------------
NET ASSETS-100.00%                                                $  155,856,536
                                                                  ==============

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2007 was $10,217,597, which represented 6.56% of the Fund's Net Assets. See Note 1A.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Utilities Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM V.I. Utilities Fund

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM V.I. Utilities Fund

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2007.

                                                                       CHANGE IN
                                                                       UNREALIZED
                            VALUE     PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE     DIVIDEND    REALIZED
FUND                      12/31/06        COST           SALES       (DEPRECIATION)    03/31/07     INCOME    GAIN (LOSS)
----                     ----------   ------------   -------------   --------------   ----------   --------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $3,563,271    $ 6,839,242   $ (6,830,793)         $--        $3,571,720    $31,946       $--
Premier
   Portfolio-
   Institutional Class    3,563,271      6,839,242     (6,830,793)          --         3,571,720     31,754        --
                         ----------    -----------   ------------          ---        ----------    -------       ---
   TOTAL
      INVESTMENTS IN
      AFFILIATES         $7,126,542    $13,678,484   $(13,661,586)         $--        $7,143,440    $63,700       $--
                         ==========    ===========   ============          ===        ==========    =======       ===

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $15,645,861 and $12,487,809, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $45,830,686
Aggregate unrealized (depreciation) of investment securities            --
                                                               -----------
Net unrealized appreciation of investment securities           $45,830,686
                                                               ===========

Cost of investments for tax purposes is $110,404,529.

Item 2. Controls and Procedures.

     (a) As of March 15, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 15, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Variable Insurance Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: May 30, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: May 30, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: May 30, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.